EXHIBIT 99.3

AMC EXCEPTION GRADES

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	772590	xxxxxx	26758174	xxxxxx	09/12/2022	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Missing Credit Report Gap.		Reviewer Comment (2022-09-14): Received credit gap report dated xxxxxx Document attached. Exception cleared.	09/14/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772590	xxxxxx	26758494	xxxxxx	09/12/2022	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing Verification of rent. Only ten months history was provided on the credit supplement. Final 1003 indicates borrower previously owned a residence; however, no recent mortgage history on credit report.		Reviewer Comment (2022-10-18): Property profile report verifies previous mtg in non-borrowing spouses name only. < 12 months history per guidelines, max 43%. Reviewer Comment (2022-09-22): As per the security deed, the property was sold in xxxxxx However, as per fraud report, the property was sold to "xxxxxx" on xxxxxx Hence require VOM to capture history of this property. Exception remains.	10/18/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772590	xxxxxx	26765029	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final xxxxxx)	Final CD reflects both seller and borrower paid escrow amounts.		Reviewer Comment (2022-09-11): Client elects to waive			09/11/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	772590	xxxxxx	26765162	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.00390% or Final Disclosure APR of 10.00700% is in excess of allowable threshold of APOR 5.28% + 1.5%, or 6.78000%. Non-Compliant Higher Priced Mortgage Loan.	Flip Transasction	Reviewer Comment (2022-10-18): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2022-10-03): Escalated review: Using the date of March 2022, as we had indicated in our prior response and also applies to vacant lots to new construction, would qualify this loan as a flipped property since it is < 90 days prior to the contract date of xxxxxx This property, per the appraisal drawing would be lot xxxxxx which, as indicated on the tax cert provided, was purchased with the group of lots on xxxxxx.

Reviewer Comment (2022-09-28): The appraisal indicates that the prior purchase date was xxxxxx , which is less than 90 days before the contract date of xxxxxx . Although the title commitment lists a different date, the file does not contain supporting evidence to clarify which date is correct. Due to the lack of clarity of prior purchase date, we would rely on the official interpretation of  1026.35(c)(4)(vi)(A):

1. Lack of information and conflicting information - two appraisals required. If a creditor is unable to demonstrate that the requirement to obtain two appraisals under § 1026.35(c)(4)  does not apply, the creditor must obtain two written appraisals before extending a higher-priced mortgage loan subject to the requirements of § 1026.35(c). See also comment 35(c)(4)(vi)(B)-1.

Reviewer Comment (2022-09-22): CDA does not clear this condition. Flip transactions require 2 full interior/exterior appraisals completed prior to closing with evidence of delivery dated within 3 days prior to closing.
																	10/18/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772590	xxxxxx	26765163	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.	Reviewer Comment (2022-10-07): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2022-10-03): Escalated review: Using the date of March 2022, as we had indicated in our prior response and also applies to vacant lots to new construction, would qualify this loan as a flipped property since it is < 90 days prior to the contract date of xxxxxx This property, per the appraisal drawing would be lot xxxxxx which, as indicated on the tax cert provided, was purchased with the group of lots on xxxxxx.

Reviewer Comment (2022-09-28): Escalated Review: The appraisal indicates that the prior purchase date was xxxxxx , which is less than 90 days before the contract date of xxxxxx . Although the title commitment lists a different date, the file does not contain supporting evidence to clarify which date is correct. Due to the lack of clarity of prior purchase date, we would rely on the official interpretation of  1026.35(c)(4)(vi)(A):

1. Lack of information and conflicting information - two appraisals required. If a creditor is unable to demonstrate that the requirement to obtain two appraisals under § 1026.35(c)(4)  does not apply, the creditor must obtain two written appraisals before extending a higher-priced mortgage loan subject to the requirements of § 1026.35(c). See also comment 35(c)(4)(vi)(B)-1.

Reviewer Comment (2022-09-22): CDA does not clear this condition. Flip transactions require 2 full interior/exterior appraisals completed prior to closing with evidence of delivery dated within 3 days prior to closing.
																	10/07/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772590	xxxxxx	26807552	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2022-09-11): Client elects to waive			09/11/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772590	xxxxxx	26807553	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2022-09-11): Client elects to waive			09/11/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772590	xxxxxx	26807554	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2022-09-21): Delivery of revised appraisal received	09/21/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772590	xxxxxx	26807555	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2022-10-18): Updated appraisal delivered within 3 business days prior to closing.

Reviewer Comment (2022-10-13): The same document was provided that was previously provided. The document shows appraisal delivered xxxxxx and reflects revised appraisal sent which was the xxxxxx appraisal. We need evidence the origination appraisal dated xxxxxx was sent to the borrower within 3 business days prior to consummation.

Reviewer Comment (2022-09-29): The same document was provided that was previously provided. The document shows appraisal delivered xxxxxx and reflects revised appraisal sent which was the xxxxxx appraisal. We need evidence the origination appraisal dated xxxxxx was sent to the borrower within 3 business days prior to consummation.

Reviewer Comment (2022-09-21): Provide evidence of delivery within 3 business days prior to closing for the origination appraisal dated xxxxxx
															10/18/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772590	xxxxxx	26807556	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List provided; however, it is not dated as required.		Reviewer Comment (2022-09-11): Client elects to waive			09/11/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765334	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2022-09-12): Client elects to waive			09/12/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765335	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.20940% or Final Disclosure APR of 10.34400% is in excess of allowable threshold of APOR 5.37% + 1.5%, or 6.87000%. Non-Compliant Higher Priced Mortgage Loan.	Flip Transaction and 2 appraisals were not provided. Flip Transactions. There is no regulatory language to support the exclusion of a new construction being sold within 180 days of acquiring the property from the additional appraisal requirement under the HPML rules. While certain exemptions do exist, these apply to temporary transactions to finance the initial construction of the dwelling. Exemption does not apply to permanent financing or loans to purchase newly constructed, already built, homes. It was also noted that TILA, in section 129H(b)(2)(A), specifically states that “[t]he second appraisal shall include an analysis of the difference in sales prices, changes in market conditions, and any improvements made to the property between the date of the previous sale and the current sale.” (Emphasis added.) The bold language therefore clearly contemplates improvements to the purchased property by the seller.		Reviewer Comment (2022-09-23): Client elects to waive; SOL 1 year expires xxxxxx Reviewer Comment (2022-09-14): Please review the comments within the exception. Flip also applies to newly constructed homes built on vacant lots.			09/23/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765336	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals. Borrower charged for multiple appraisals.	Flip Transaction and 2 appraisals were not provided. Flip Transactions. There is no regulatory language to support the exclusion of a new construction being sold within 180 days of acquiring the property from the additional appraisal requirement under the HPML rules. While certain exemptions do exist, these apply to temporary transactions to finance the initial construction of the dwelling. Exemption does not apply to permanent financing or loans to purchase newly constructed, already built, homes. It was also noted that TILA, in section 129H(b)(2)(A), specifically states that “[t]he second appraisal shall include an analysis of the difference in sales prices, changes in market conditions, and any improvements made to the property between the date of the previous sale and the current sale.” (Emphasis added.) The bold language therefore clearly contemplates improvements to the purchased property by the seller.		Reviewer Comment (2022-09-23): Client elects to waive; SOL 1 year expires xxxxxx Reviewer Comment (2022-09-14): Please review the comments within the exception. Flip also applies to newly constructed homes built on vacant lots.			09/23/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765337	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence that the appraisal was delivered to the borrower within 3 business days prior to consummation.		Reviewer Comment (2022-09-21): Appraisal delivery provided Reviewer Comment (2022-09-14): The document provided states the appraisal was delivered on xxxxxx which is prior to the completion date of xxxxxx If the 8/1 appraisal is an updated to the origination appraisal, we will need to see the origination appraisal as well as evidence of delivery of the updated appraisal with a completion date of xxxxxx.	09/21/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765338	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.96466% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.96466%).			Reviewer Comment (2022-09-12): Client elects to waive			09/12/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765340	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,051.96 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2022-09-14): SitusAMC received valid COC dated xxxxxx	09/14/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765341	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2022-09-14): SitusAMC - Suffiicient cure was provided at closing.	09/14/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765342	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $390.00 exceeds tolerance of $250.00. Insufficient or no cure was provided to the borrower. (7507)	Cure nor valid COC provided		Reviewer Comment (2022-09-14): SitusAMC received valid COC dated xxxxxx	09/14/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765343	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $215.60 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2022-09-14): SitusAMC - Suffiicient cure was provided at closing.	09/14/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774495	xxxxxx	26765344	xxxxxx	09/12/2022	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,492.45 exceeds tolerance of $2,456.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided		Reviewer Comment (2022-09-14): SitusAMC - Suffiicient cure was provided at closing.	09/14/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774495	xxxxxx	26821626	xxxxxx	09/14/2022	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2022-09-14): Sufficient Cure Provided At Closing		09/14/2022		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774495	xxxxxx	26821627	xxxxxx	09/14/2022	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $215.60 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2022-09-14): Sufficient Cure Provided At Closing		09/14/2022		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774495	xxxxxx	26821628	xxxxxx	09/14/2022	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,492.45 exceeds tolerance of $2,456.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2022-09-14): Sufficient Cure Provided At Closing		09/14/2022		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785484	xxxxxx	28271422	xxxxxx	04/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785484	xxxxxx	28333216	xxxxxx	04/26/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785484	xxxxxx	28333270	xxxxxx	04/26/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785484	xxxxxx	28355127	xxxxxx	04/26/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-08): Gap report provided	05/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785484	xxxxxx	28355178	xxxxxx	04/26/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to consummation. The delivery provided in file is dated xxxxxx which is prior to the completion date of the appraisal on xxxxxx .		Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785484	xxxxxx	28355179	xxxxxx	04/26/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.04943% or Final Disclosure APR of 9.05200% is equal to or greater than the threshold of APOR 6.42% + 1.5%, or 7.92000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to consummation. The delivery provided in file is dated xxxxxx which is prior to the completion date of the appraisal on xxxxxx .	Reviewer Comment (2023-07-24): Delivery confirmation received

Reviewer Comment (2023-06-21): An appraisal waiver is not acceptable on HPML loans. Further, an attestation from the LO is not acceptable. We would need an LOE from the borrower regarding the date they received the appraisal.

Reviewer Comment (2023-06-21): No new documents received. Please try uploading again.

Reviewer Comment (2023-05-22): The document provided reflects the appraisal was sent via US mail on xxxxxx , therefore the presumed delivery date is xxxxxx which is not within 3 business days prior to close. The disclosure states the appraisal was received xxxxxx , however there is no evidence of this.
															07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785484	xxxxxx	28355180	xxxxxx	04/26/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to consummation. The delivery provided in file is dated xxxxxx which is prior to the completion date of the appraisal on xxxxxx .	Reviewer Comment (2023-07-24): DDelivery confirmation received

Reviewer Comment (2023-06-21): An appraisal waiver is not acceptable on HPML loans. Further, an attestation from the LO is not acceptable. We would need an LOE from the borrower regarding the date they received the appraisal.

Reviewer Comment (2023-06-21): No new documents received. Please try uploading again.

Reviewer Comment (2023-05-22): The document provided reflects the appraisal was sent via US mail on xxxxxx , therefore the presumed delivery date is xxxxxx which is not within 3 business days prior to close. The disclosure states the appraisal was received xxxxxx , however there is no evidence of this.
															07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786496	xxxxxx	28297943	xxxxxx	04/17/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $344.20 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-04-12): Sufficient Cure Provided At Closing		04/12/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786496	xxxxxx	28298909	xxxxxx	04/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-14): Client elects to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786496	xxxxxx	28298996	xxxxxx	04/17/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.40755% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.40755%).			Reviewer Comment (2023-04-14): Client elects to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786496	xxxxxx	28304302	xxxxxx	04/17/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		Per the title commitment provided, there are 2 open mortgages on subject property (Items 8 and 9 of Schedule B-1), and open assignment of leases and rents (Item 10, Section B-1) requiring cancellation/satisfaction. The Seller CD only reflects one mortgage being paid at closing. Please provide evidence Items 9 and 10 were satisfied prior to or at closing.		Reviewer Comment (2023-04-27): Payoff, official check and cancellation docs provided for item 9/10	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786496	xxxxxx	28304600	xxxxxx	04/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a Loan Estimate dated xxxxxx in our borrower's name with the subject property address; however, the Loan ID is not the same as the subject loan ID. Please provide evidence this application was withdrawn or canceled.		Reviewer Comment (2023-05-16): Email verification from previous lender stating loan was cancelled and notice of action sent to borrower. Reviewer Comment (2023-04-27): If the LE belongs to a different lender and the borrower decided to cancel that loan and go with current lender, the cancellation/withdrawal is still required.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786496	xxxxxx	28304624	xxxxxx	04/17/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations was provided to borrower; however, the list is not dated to determine if it was obtained within 10 days of application date.		Reviewer Comment (2023-04-14): Client elects to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785079	xxxxxx	28306269	xxxxxx	04/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-17): Client elects to waive			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785079	xxxxxx	28306357	xxxxxx	04/18/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file contains a copy of the Homeownership Counseling List; however, the document is not dated.		Reviewer Comment (2023-04-17): Client elects to waive			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785079	xxxxxx	28310308	xxxxxx	04/18/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.08909% exceeds Guideline total debt ratio of 45.00000%.	The maximum DTI is 45% due to the borrower being a First Time Home Buyer. The loan was approved with a DTI of 48.08909%. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-17): Client elects to waive with verified compensation factors			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785079	xxxxxx	28310330	xxxxxx	04/18/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The maximum DTI is 45% due to the borrower being a First Time Home Buyer. The loan was approved with a DTI of 48.08909%. The file contains an Investor exception.		Reviewer Comment (2023-04-17): Loan has been designated as Non-QM so this exception is no longer valid	04/17/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785079	xxxxxx	28310331	xxxxxx	04/18/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The maximum DTI is 45% due to the borrower being a First Time Home Buyer. The loan was approved with a DTI of 48.08909%. The file contains an Investor exception.		Reviewer Comment (2023-04-17): Loan has been designated as Non-QM so this exception is no longer valid	04/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785079	xxxxxx	28310332	xxxxxx	04/18/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.08909% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The maximum DTI is 45% due to the borrower being a First Time Home Buyer. The loan was approved with a DTI of 48.08909%. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-17): Client elects to waive with verified compensation factors			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785079	xxxxxx	28316320	xxxxxx	04/18/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The CPA letter provided is not dated nor does it reflect the CPA license number.		Reviewer Comment (2023-04-18): Articles of Org provided reflecting only owner of business. CPA letter dated nor license is required anymore.	04/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785079	xxxxxx	28316412	xxxxxx	04/18/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $47,311.58 is less than Cash From Borrower $101,376.18.	60% of cryptocurrency can be utilized for reserves. However, in order to utilize cryptocurrency for down payment and closing costs, currency must be liquidated and deposited into an established xxxxxx account.		Reviewer Comment (2023-04-24): An escrow deposit of $95,200 was provided. Reviewer Comment (2023-04-18): The conversation was not provided, however the crypto funds are needed for closing and the file is currently sort.	04/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787301	xxxxxx	28333683	xxxxxx	04/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787301	xxxxxx	28335391	xxxxxx	04/25/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.42340% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.42340%).			Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787301	xxxxxx	28336743	xxxxxx	04/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-04-27): Gap provided	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787301	xxxxxx	28336756	xxxxxx	04/25/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower rented their departing residence. The file is missing the required verification of rent for the departing residence. If from a private landlord, cancelled checks will also be required.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-19): The client elects to waive. Reviewer Comment (2023-05-09): xxxxxx through xxxxxx provided for cancelled checks. Need xxxxxx through xxxxxx cancelled checks as well as Lease or VOR to verify terms, payments, landlord, etc.			05/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787301	xxxxxx	28336885	xxxxxx	04/25/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 10.31424% or Final Disclosure APR of 10.39300% is in excess of allowable threshold of Prime Mortgage Market Rate 6.32000 + 1.75%, or 8.07000%. Compliant SubPrime Loan.			Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361177	xxxxxx	05/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361194	xxxxxx	05/01/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects street as xxxxxx, however Note reflects xxxxxx.		Reviewer Comment (2023-05-03): Received corrected 1st page of the Note correcting to xxxxxx, LOE to borrower and evidence of delivery to the borrower. Reviewer Comment (2023-05-02): Received LOE and mailing label. 1st page of the unexecuted Note and DOT (which does not reflect the address) is not acceptable. Provide all pages of the corrected and executed Note, DOT, LOI and evidence of delivery to the borrower (mailing label tracking only reflects label created). It will the investor’s discretion if they need any other documents updated.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361294	xxxxxx	05/01/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender on appraisal does not match the Note.		Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361295	xxxxxx	05/01/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.45206% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .45206%).			Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361601	xxxxxx	05/01/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		Per guidelines, xxxxxx properties are not allowed. Per appraisal report, subject property is xxxxxx. Loan file contains investor exception request.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-28): Client elects to waive with verified compensation factors			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361667	xxxxxx	05/01/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 8.91500% or Final Disclosure APR of 8.93800% is in excess of allowable threshold of Prime Mortgage Market Rate 6.73000 + 1.75%, or 8.48000%. Compliant SubPrime Loan.			Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361864	xxxxxx	05/01/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-02): Gap provided	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361917	xxxxxx	05/01/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Per title commitiment in file, property is currently vested in borrower and spouse's name; however, DOT signed at closing reflects our borrower only, as a single person. Please provide deed signed at closing transferring ownership to our borrower solely.		Reviewer Comment (2023-05-02): Deed provided	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361918	xxxxxx	05/01/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI policy reflects xxxxxx; however, Note reflects xxxxxx.		Reviewer Comment (2023-05-03): Received corrected 1st page of the Note correcting to xxxxxx, LOE to borrower and evidence of delivery to the borrower. Reviewer Comment (2023-05-02): Received LOE and mailing label. 1st page of the unexecuted Note and DOT (which does not reflect the address) is not acceptable. Provide all pages of the corrected and executed Note, DOT, LOI and evidence of delivery to the borrower (mailing label tracking only reflects label created). It will the investor’s discretion if they need any other documents updated.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361920	xxxxxx	05/01/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal report reflects street as xxxxxx; however, Note reflects xxxxxx.		Reviewer Comment (2023-05-03): Received corrected 1st page of the Note correcting to xxxxxx LOE to borrower and evidence of delivery to the borrower. Reviewer Comment (2023-05-02): Received LOE and mailing label. 1st page of the unexecuted Note and DOT (which does not reflect the address) is not acceptable. Provide all pages of the corrected and executed Note, DOT, LOI and evidence of delivery to the borrower (mailing label tracking only reflects label created). It will the investor’s discretion if they need any other documents updated.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361952	xxxxxx	05/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $7,734.38 exceeds tolerance of $7,150.00. Insufficient or no cure was provided to the borrower. (73109)	Zero percent fee tolerance exceeded.		Reviewer Comment (2023-05-10): SitusAMC received detailed explanation in regard to loan amount change. Reviewer Comment (2023-05-03): SitusAMC agreed that the below comment for the Mortgage Broker fee is a percentage of the Loan amount. However, the loan amount and Broker fee increased on LE dated xxxxxx in the amount of $8,250 from $7,150 without VCC's. In order to determine a valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787454	xxxxxx	28361955	xxxxxx	05/01/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	Counseling disclosure in file is dated xxxxxx ; however, application date is xxxxxx .		Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28400356	xxxxxx	05/03/2023	Credit	System	General	System	Security Instrument address does not match Note address.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive with verified compensation factors			05/04/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28400357	xxxxxx	05/03/2023	Credit	System	General	System	1003 Subject Address does not match Note address.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive with verified compensation factors			05/04/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787454	xxxxxx	28400367	xxxxxx	05/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Fully executed, corrected Note not provided. Only 1st page was provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-08): Client elects to waive with verified compensation factors			05/08/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788584	xxxxxx	28386365	xxxxxx	05/04/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-02): Client elects to waive			05/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788584	xxxxxx	28386383	xxxxxx	05/04/2023	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		File contains gift letter reflecting a gift in the amount of $130,000.00; however, file does not contain any evidence the funds were transferred to borrower at or before closing.		Reviewer Comment (2023-05-11): Final stamped SS provided and attestation. Reviewer Comment (2023-05-09): Updated 1003 provided. The Final SS provided is not signed/stamped certified. Pending receipt of attestation stating $130K gift was not received/utilized from the lender. Reviewer Comment (2023-05-08): The Final 1003 reflects $130,000 gift funds. Provide the updated 1003 with the correct gift amount amount and attestation that the $130,000 gifts were never received.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788584	xxxxxx	28418730	xxxxxx	05/08/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $276,683.11 is less than Cash From Borrower $276,719.97.	Reviewer Comment (2023-05-11): Final SS provided which matches PC-CD in file. Borrower had sufficient cash to close.

Reviewer Comment (2023-05-09): Please review comments from xxxxxx Lender requested $130,000 gift funds removed due to never received. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Further, 1 page of the PC-CD and an unsigned/unstamped certified Final Settlement Statement is not acceptable. Provide all pages of the PC-CD and Final signed/stamped settlement statement.

Reviewer Comment (2023-05-08): Lender requested $130,000 gift funds removed due to never received. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD
															05/11/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28398155	xxxxxx	05/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28398156	xxxxxx	05/08/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-05-16): Supplement provided	05/16/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28398478	xxxxxx	05/08/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-05-16): PDI received dated xxxxxx : No Damage			05/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28400369	xxxxxx	05/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The hazard insurance policy is in the name of the individual trustee and not the trust.		Reviewer Comment (2023-05-16): Updated HOI provided	05/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28400461	xxxxxx	05/08/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	The guidelines require a gift letter to include the date the funds were transferred. The gift letter in the file is missing the funds transfer date.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-10): Client elects to waive with verified compensation factors			05/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28400640	xxxxxx	05/08/2023	Credit	Guideline	Guideline Issue	Guideline	Investment property is not permitted per guidelines.	The borrower is a First Time Home Buyer (FTHB). The FTHB guidelines do not allow investment properties. The subject loan closed as an investment property. The file contains an Investor exception.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive with verified compensation factors			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28400814	xxxxxx	05/08/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Certificate is missing the unit numbers A and B.		Reviewer Comment (2023-05-16): Updated flood cert provided	05/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28400816	xxxxxx	05/08/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	The appraisal report and CDA report both are missing the unit numbers A and B.		Reviewer Comment (2023-05-17): Updated appraisal and CDA provided	05/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28400837	xxxxxx	05/08/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787885	xxxxxx	28480613	xxxxxx	05/17/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-17): Client elects to waive			05/17/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788586	xxxxxx	28418181	xxxxxx	05/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788586	xxxxxx	28418401	xxxxxx	05/09/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The only FACTA disclosure in the provided loan documents is dated xxxxxx , the same date as closing.		Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788586	xxxxxx	28418573	xxxxxx	05/09/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		File is missing tax certificate, or other evidence, of how property taxes were calculated for subject property, which is a purchase in xxxxxx. The Tax Record Information Sheet indicates management will not permit the completion of the form; however, the form was completed with county property taxes. Please provide documentation of subject property tax rate and any special assessments.		Reviewer Comment (2023-05-12): Tax Cert provided Reviewer Comment (2023-05-11): Lender would like to waive Reviewer Comment (2023-05-10): We need evidence of the tax rate for the county. The guidelines do not allow a fixed rate for cancellation.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787785	xxxxxx	28420863	xxxxxx	05/10/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	File is missing evidence of HOI on REO on xxxxxx.		Reviewer Comment (2023-05-12): LOE provided regarding no property insurance. Property is free and clear so not required.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787785	xxxxxx	28420872	xxxxxx	05/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787785	xxxxxx	28421199	xxxxxx	05/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Guidelines require large deposits to be sourced. A large deposit is defined as any deposit that is more than 50% of borrower's qualifying monthly income. The statement provided for the business account ending in 4682 reflects a deposit in the amount of $210,000 on xxxxxx , which is more than 50% of borrower's qualifying monthly income of $6,300.02, and the source of these funds was not provided as required.		Reviewer Comment (2023-06-28): Source provided along with gift letters Reviewer Comment (2023-05-11): The original condition is a guideline requirement and is required. Being a business account has no bearing on this.	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787785	xxxxxx	28421221	xxxxxx	05/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-12): Gap provided	05/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787785	xxxxxx	28421251	xxxxxx	05/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-05-19): Guarantor Agreement provided	05/19/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787785	xxxxxx	28421262	xxxxxx	05/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Per guidelines for loans closing in an LLC, a Certificate of Authorization for the person executing all documents on behalf of the Entity is required. The authorization may be determined in an Operating Agreement or other corporate documents. If not, a Borrowing Certificate is required. File is missing this documentation.		Reviewer Comment (2023-06-06): Operating Agreement provided	06/06/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787785	xxxxxx	28421273	xxxxxx	05/10/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HOI document provided is a binder and does not list ISAOA.		Reviewer Comment (2023-05-12): Updated HOI provided	05/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788593	xxxxxx	28418750	xxxxxx	05/10/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-05-11): FTP provided	05/11/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788593	xxxxxx	28418767	xxxxxx	05/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788593	xxxxxx	28418807	xxxxxx	05/10/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-05-11): FTP provided	05/11/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787637	xxxxxx	28418610	xxxxxx	05/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787637	xxxxxx	28418640	xxxxxx	05/10/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Guidelines for the bank statement program require a CPA letter, or other third party evidence, that business used to source the income has been in existence for at least 2 years and, if more than one owner, that borrower owns at least 25% of the business. Loan file contains the Articles of Organization; however, it reflects two owners with no percentage of ownership listed. Further, it does not indicate the date the Borrower took office. Please provide third party documentation of borrower's ownership percentage and date they took office.		Reviewer Comment (2023-06-05): Ops Agreement provided dated after Articles that reflect xxxxxx	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787637	xxxxxx	28418702	xxxxxx	05/10/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx	There are certain large deposits which are not sourced. Required to verify the source of funds for the following transaction :- xxxxxx - $377,245.00, xxxxxx - $387,208.00, xxxxxx - $279,479.00, xxxxxx - $267,814.00, xxxxxx - $374,185.00, xxxxxx - $428,514.00, xxxxxx - $189,514.00.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-05): This is a guideline requirement and if this cannot be met, investor will need to consider waiving. Further, there is no indication of a 70% expense factor. 50% was utilized.			06/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787637	xxxxxx	28418748	xxxxxx	05/10/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal delivery notice in file indicates appraisal emailed to borrower on xxxxxx with no evidence of receipt. Applying 3 day mailbox rule, appraisal was received xxxxxx , which is not three business days prior to consummation date of xxxxxx .		Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787637	xxxxxx	28418749	xxxxxx	05/10/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.01548% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .01548%).			Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787637	xxxxxx	28419682	xxxxxx	05/10/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx type is not permitted per Guidelines.		xxxxxx property types are not permitted per guidelines. Per appraisal provided, subject neighborhood characteristics are marked as xxxxxx. Loan file contains investor exception request.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-08): Client elects to waive with verified compensation factors			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788655	xxxxxx	28421000	xxxxxx	05/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788655	xxxxxx	28421006	xxxxxx	05/11/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-05-15): FTP provided	05/15/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788655	xxxxxx	28421966	xxxxxx	05/11/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		Per Item 19 of title commitment provided, various liens and judgments of record against persons with same or similar names to the seller were found. Please provide evidence these liens and judgments were cleared at or prior to closing.		Reviewer Comment (2023-05-15): Clear FTP provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788655	xxxxxx	28422074	xxxxxx	05/11/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The only FACTA Credit Score Disclosure in file is dated the same day as closing.		Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788655	xxxxxx	28462825	xxxxxx	05/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy does not have the xxxxxx Endorsement checked and property is a xxxxxx		Reviewer Comment (2023-05-17): Corrected FTP provided	05/17/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788655	xxxxxx	28462838	xxxxxx	05/15/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	xxxxxx CU in file with a score of 1.0, xxxxxx CU in file reflecting not eligible for rep and warrant. Due to the discrepancy, a secondary product (i.e. CDA or ARR) will be required.		Reviewer Comment (2023-05-19): CDA received	05/19/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787284	xxxxxx	28463989	xxxxxx	05/22/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787284	xxxxxx	28467465	xxxxxx	05/22/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	The file is missing evidence of the property insurance for the property located on xxxxxx		Reviewer Comment (2023-06-08): LOE received from borrower regarding no insurance since property is free and clear.	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787284	xxxxxx	28476175	xxxxxx	05/22/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower. (7506)	Cure was provided at closing, however due to multiple violations, this condition will be addressed once all other conditions are addressed.		Reviewer Comment (2023-05-30): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787284	xxxxxx	28476176	xxxxxx	05/22/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7521)	A Valid COC was not provided. The COC must indicate why the fee was added.		Reviewer Comment (2023-05-30): SitusAMC received Valid Changed Circumstance on xxxxxx . Also, supporting Post Disaster inspection (442) document was provided in original file.	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787284	xxxxxx	28476195	xxxxxx	05/22/2023	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx / Relative Sequence Num: 2 Title - Notary Fee	Fee reflects TBD		Reviewer Comment (2023-05-25): Client elects to waive			05/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787284	xxxxxx	28523644	xxxxxx	05/30/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2023-05-30): Sufficient Cure Provided At Closing		05/30/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788618	xxxxxx	28480806	xxxxxx	05/22/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-17): Client elects to waive			05/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788618	xxxxxx	28480903	xxxxxx	05/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-05-17): Client elect to waive			05/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788618	xxxxxx	28481785	xxxxxx	05/22/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,552.00 exceeds tolerance of $1,352.00 plus 10% or $1,487.20. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-05-17): Sufficient Cure Provided At Closing		05/17/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788618	xxxxxx	28481786	xxxxxx	05/22/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $154.58 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-05-17): Sufficient Cure Provided At Closing		05/17/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789624	xxxxxx	28484033	xxxxxx	05/23/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789624	xxxxxx	28484034	xxxxxx	05/23/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-05-25): Supplement provided	05/25/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789620	xxxxxx	28486123	xxxxxx	05/23/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789620	xxxxxx	28488182	xxxxxx	05/23/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-24): Client elects to waive with verified compensation factors			05/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789620	xxxxxx	28488192	xxxxxx	05/23/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The property report for the property located on xxxxxx does not reflect a lien; however, the hazard insurance policy reflects a 1st Mortgagee. Provide documentation to verify the property is owned free and clear or verification of the payment that is associated with the mortgage listed on the insurance policy.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-24): The satisfaction of lien will be required.			05/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787433	xxxxxx	28484359	xxxxxx	05/23/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	The xxxxxx CU has a score of 1.2, however the xxxxxx CU reflects not eligible for rep and warrant. In this case, a secondary valuation product will be required.		Reviewer Comment (2023-06-01): CDA received	06/01/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787433	xxxxxx	28484491	xxxxxx	05/23/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787433	xxxxxx	28495905	xxxxxx	05/23/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOA Questionnaire indicates investor occupancy rate is 75% and guidelines are restricted to 40% investor occupancy for regular condos. Per Item #13 on the approval, the investor deemed this property a xxxxxx however the HOA questionnaire nor appraisal reflect this is a xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-09): Client elects to waive with verified compensation factors			06/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787433	xxxxxx	28495975	xxxxxx	05/23/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-05-26): A GSA was provided. Reviewer Comment (2023-05-26): No new documents provided. Please try uploading again. Reviewer Comment (2023-05-24): No new documents received. Please try uploading again.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788230	xxxxxx	28491067	xxxxxx	05/23/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788230	xxxxxx	28491165	xxxxxx	05/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Cure nor valid COC provided		Reviewer Comment (2023-05-23): SitusAMC received LE & COC dated xxxxxx .	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788230	xxxxxx	28496329	xxxxxx	05/23/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-05-23): Clearance report provided	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787742	xxxxxx	28485550	xxxxxx	05/23/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-05-31): FTP provided	05/31/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787742	xxxxxx	28485588	xxxxxx	05/23/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	A new scored report dated prior to closing is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-23): This loan was reviewed to investor guidelines which only allow the credit report to be within 90 days prior to closing.			05/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787742	xxxxxx	28485614	xxxxxx	05/23/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787742	xxxxxx	28495030	xxxxxx	05/23/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		Per the title commitment provided, Schedule B, Part 1, Item 7 reflects an open mortgage on the subject property. The Seller CD in file does not reflect this mortgage was paid at closing. Please provide evidence this open mortgage was paid at or prior to closing, or provide final title policy reflecting only our subject lien.		Reviewer Comment (2023-05-31): Clear FTP provided	05/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787742	xxxxxx	28495174	xxxxxx	05/23/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per final closing disclosure in file, borrower obtained second mortgage on primary residence 2/2023, with a first payment date of xxxxxx File is missing evidence of the xxxxxx payment to complete the required 0x30x12 housing history required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-23): The supplement is not for the second lien recently acquired. Per final closing disclosure in file, borrower obtained second mortgage on primary residence xxxxxx, with a first payment date of xxxxxx File is missing evidence of the xxxxxx payment to complete the required 0x30x12 housing history required by guidelines.			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490254	xxxxxx	05/24/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490312	xxxxxx	05/24/2023	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided)	New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.	Discount points not considered bona fide or excludable. NY points and fees exceed threshold. Lender calculated TLA as OPB but it should be OPB minus financed fees.	Reviewer Comment (2023-06-14): Cure documentation received. Loan is no longer High-Cost.

Reviewer Comment (2023-06-13): Escalated review. Emailed investor. The choice letter provided still does not provide the proper options. The choices to be provided should include:  (i) make the high-cost home loan satisfy the requirements of this section (this would keep the loan as high-cost and make it compliant by curing each of the prohibited practices), or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section (this would be giving the refund option and making the loan non-high-cost).

Reviewer Comment (2023-06-01): Escalated Review: Other than the letter not being signed by the borrower, the "choice" letter did not give the borrower the appropriate choice as specified in the regulation.
Per N.Y. BANKING. LAW § 6-l : NY Code - Section 6-L(4)(a):
(a) Within thirty days of the loan closing and prior to the institution of any action under this section, the borrower is notified of the compliance failure, appropriate restitution is made, and whatever adjustments are necessary are made to the loan to either, at the choice of the borrower,  make the high-cost home loan satisfy the requirements of this section, or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section.
Please request that the lender clarify the two options for the borrower as either (1) accepting the refund and making the loan non-high-cost; or (2) keep the loan as high-cost and cure each of the prohibited practices failures such that the loan becomes a Compliant NY High-cost loan and request that the borrower acknowledge their choice.

Reviewer Comment (2023-05-24): The undiscounted rate and price were already considered at time of review. The loan does not qualify for any bona fide discount exclusions. Cure provisions: Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490313	xxxxxx	05/24/2023	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided)	New York High-Cost Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.	Discount points not considered bona fide or excludable. NY points and fees exceed threshold. Lender calculated TLA as OPB but it should be OPB minus financed fees.	Reviewer Comment (2023-06-14): Cure documentation received. Loan is no longer High-Cost.

Reviewer Comment (2023-06-01): Escalated Review: Other than the letter not being signed by the borrower, the "choice" letter did not give the borrower the appropriate choice as specified in the regulation.
Per N.Y. BANKING. LAW § 6-l : NY Code - Section 6-L(4)(a):
(a) Within thirty days of the loan closing and prior to the institution of any action under this section, the borrower is notified of the compliance failure, appropriate restitution is made, and whatever adjustments are necessary are made to the loan to either, at the choice of the borrower,  make the high-cost home loan satisfy the requirements of this section, or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section.
Please request that the lender clarify the two options for the borrower as either (1) accepting the refund and making the loan non-high-cost; or (2) keep the loan as high-cost and cure each of the prohibited practices failures such that the loan becomes a Compliant NY High-cost loan and request that the borrower acknowledge their choice.

Reviewer Comment (2023-05-24): The undiscounted rate and price were already considered at time of review. The loan does not qualify for any bona fide discount exclusions. Cure provisions: Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490315	xxxxxx	05/24/2023	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold)	New York High-Cost Loan: Lender financed points and fees in excess of 3% of the total loan amount.	Discount points not considered bona fide or excludable. NY points and fees exceed threshold. Lender calculated TLA as OPB but it should be OPB minus financed fees.	Reviewer Comment (2023-06-14): Cure documentation received. Loan is no longer High-Cost.

Reviewer Comment (2023-06-01): Escalated Review: Other than the letter not being signed by the borrower, the "choice" letter did not give the borrower the appropriate choice as specified in the regulation.
Per N.Y. BANKING. LAW § 6-l : NY Code - Section 6-L(4)(a):
(a) Within thirty days of the loan closing and prior to the institution of any action under this section, the borrower is notified of the compliance failure, appropriate restitution is made, and whatever adjustments are necessary are made to the loan to either, at the choice of the borrower,  make the high-cost home loan satisfy the requirements of this section, or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section.
Please request that the lender clarify the two options for the borrower as either (1) accepting the refund and making the loan non-high-cost; or (2) keep the loan as high-cost and cure each of the prohibited practices failures such that the loan becomes a Compliant NY High-cost loan and request that the borrower acknowledge their choice.

Reviewer Comment (2023-05-24): The undiscounted rate and price were already considered at time of review. The loan does not qualify for any bona fide discount exclusions. Cure provisions: Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
06/14/2023	1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

																																	(Narrow Defense - CHD Approval Required) Within 60 days of discovery, and prior to lender receiving any notice from borrower of the compliance failure, provide: (1) Lender Attestation to AMC confirming (a) no action or receipt of written notice of failure has been received; and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific explanation about high-cost loan was made despite controls is required); (2) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (3) Assuming option 2(a) is selected, a copy of refund check and proof of mailing; (3) Assuming option 2(b) is selected, proof of cure for each of the prohibited practice violations noted.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490316	xxxxxx	05/24/2023	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage)	New York High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.	Discount points not considered bona fide or excludable. NY points and fees exceed threshold. Lender calculated TLA as OPB but it should be OPB minus financed fees.	Reviewer Comment (2023-06-14): Cure documentation received. Loan is no longer High-Cost.

Reviewer Comment (2023-06-01): Escalated Review: Other than the letter not being signed by the borrower, the "choice" letter did not give the borrower the appropriate choice as specified in the regulation.
Per N.Y. BANKING. LAW § 6-l : NY Code - Section 6-L(4)(a):
(a) Within thirty days of the loan closing and prior to the institution of any action under this section, the borrower is notified of the compliance failure, appropriate restitution is made, and whatever adjustments are necessary are made to the loan to either, at the choice of the borrower,  make the high-cost home loan satisfy the requirements of this section, or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section.
Please request that the lender clarify the two options for the borrower as either (1) accepting the refund and making the loan non-high-cost; or (2) keep the loan as high-cost and cure each of the prohibited practices failures such that the loan becomes a Compliant NY High-cost loan and request that the borrower acknowledge their choice.

Reviewer Comment (2023-05-24): The undiscounted rate and price were already considered at time of review. The loan does not qualify for any bona fide discount exclusions. Cure provisions: Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
06/14/2023	1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

																																	(Narrow Defense - CHD Approval Required) Within 60 days of discovery, and prior to lender receiving any notice from borrower of the compliance failure, provide: (1) Lender Attestation to AMC confirming (a) no action or receipt of written notice of failure has been received; and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific explanation about high-cost loan was made despite controls is required); (2) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (3) Assuming option 2(a) is selected, a copy of refund check and proof of mailing; (3) Assuming option 2(b) is selected, proof of cure for each of the prohibited practice violations noted.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490317	xxxxxx	05/24/2023	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application)	New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.	Discount points not considered bona fide or excludable. NY points and fees exceed threshold. Lender calculated TLA as OPB but it should be OPB minus financed fees.	Reviewer Comment (2023-06-14): Cure documentation received. Loan is no longer High-Cost.

Reviewer Comment (2023-06-01): Escalated Review: Other than the letter not being signed by the borrower, the "choice" letter did not give the borrower the appropriate choice as specified in the regulation.
Per N.Y. BANKING. LAW § 6-l : NY Code - Section 6-L(4)(a):
(a) Within thirty days of the loan closing and prior to the institution of any action under this section, the borrower is notified of the compliance failure, appropriate restitution is made, and whatever adjustments are necessary are made to the loan to either, at the choice of the borrower,  make the high-cost home loan satisfy the requirements of this section, or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section.
Please request that the lender clarify the two options for the borrower as either (1) accepting the refund and making the loan non-high-cost; or (2) keep the loan as high-cost and cure each of the prohibited practices failures such that the loan becomes a Compliant NY High-cost loan and request that the borrower acknowledge their choice.

Reviewer Comment (2023-05-24): The undiscounted rate and price were already considered at time of review. The loan does not qualify for any bona fide discount exclusions. Cure provisions: Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490333	xxxxxx	05/24/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.84366% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.84366%).			Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490335	xxxxxx	05/24/2023	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New York High-Cost Loan (Points and Fees)	New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.16146% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .16146%). Non-Compliant High Cost Loan.	Discount points not considered bona fide or excludable. NY points and fees exceed threshold. Lender calculated TLA as OPB but it should be OPB minus financed fees.	Reviewer Comment (2023-06-14): Cure documentation received.

Reviewer Comment (2023-06-01): Escalated Review: Other than the letter not being signed by the borrower, the "choice" letter did not give the borrower the appropriate choice as specified in the regulation.
Per N.Y. BANKING. LAW § 6-l : NY Code - Section 6-L(4)(a):
(a) Within thirty days of the loan closing and prior to the institution of any action under this section, the borrower is notified of the compliance failure, appropriate restitution is made, and whatever adjustments are necessary are made to the loan to either, at the choice of the borrower,  make the high-cost home loan satisfy the requirements of this section, or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section.
Please request that the lender clarify the two options for the borrower as either (1) accepting the refund and making the loan non-high-cost; or (2) keep the loan as high-cost and cure each of the prohibited practices failures such that the loan becomes a Compliant NY High-cost loan and request that the borrower acknowledge their choice.

Reviewer Comment (2023-05-24): The undiscounted rate and price were already considered at time of review. The loan does not qualify for any bona fide discount exclusions. Cure provisions: Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
06/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

																																	(Narrow Defense - CHD Approval Required) Within 60 days of discovery, and prior to lender receiving any notice from borrower of the compliance failure, provide: (1) Lender Attestation to AMC confirming (a) no action or receipt of written notice of failure has been received; and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific explanation about high-cost loan was made despite controls is required); (2) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (3) Assuming option 2(a) is selected, a copy of refund check and proof of mailing; (3) Assuming option 2(b) is selected, proof of cure for each of the prohibited practice violations noted.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787202	xxxxxx	28490338	xxxxxx	05/24/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 8.65786% or Final Disclosure APR of 8.72900% is in excess of allowable threshold of Prime Mortgage Market Rate 6.43000 + 1.75%, or 8.18000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787202	xxxxxx	28496519	xxxxxx	05/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The file contains an Undisclosed Debt Notifications Report that has monitoring until xxxxxx which is not within 10 days of closing of xxxxxx .		Reviewer Comment (2023-05-25): Updated UDM provided	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787202	xxxxxx	28496759	xxxxxx	05/24/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	New York Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.			Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation, corrected Mortgage (with required Legend), and proof of mailing. Best Practice would be to have signed and re-recorded Mortgage. (This will overwrite the existing Exception Remediation which reads: Provide the following: Corrected Mortgage (with required Legend), Letter of Explanation, and Proof of Delivery. Best Practice would be to have signed and re-recorded Mortgage.).	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787202	xxxxxx	28496782	xxxxxx	05/24/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The hazard insurance policy reflects xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2023-05-25): Updated HOI provided	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787802	xxxxxx	28491481	xxxxxx	05/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787802	xxxxxx	28491483	xxxxxx	05/25/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-05-26): FTP provided	05/26/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787802	xxxxxx	28491490	xxxxxx	05/25/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-05-26): FTP provided	05/26/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787802	xxxxxx	28491513	xxxxxx	05/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide the transfer for the gift funds of $58,000		Reviewer Comment (2023-07-03): It has been determined that the account was held jointly with a non-borrowing spouse so these are not considered a gift. Reviewer Comment (2023-06-28): Even though the borrower may be a joint account holder, if the funds in the account are solely for the donor, the gift letter would be required. Reviewer Comment (2023-06-02): The Wire provided is for $58,388 which does not match the gift letter of $58,300. Reviewer Comment (2023-05-26): The bank statement provided was in file at time of review and does not reflect the receipt of these gift funds.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789727	xxxxxx	28499572	xxxxxx	05/26/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-02): Fraud Report and clearance LOE provided with docs	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789727	xxxxxx	28499574	xxxxxx	05/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-24): Client elects to waive			05/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789727	xxxxxx	28499577	xxxxxx	05/26/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-05-30): Supplement provided	05/30/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789871	xxxxxx	28495500	xxxxxx	05/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-24): Client elects to waive			05/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789871	xxxxxx	28495508	xxxxxx	05/26/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-05-30): FTP provided	05/30/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789871	xxxxxx	28500923	xxxxxx	05/26/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The valuation indicates the subject property is 'Owner Occupied'.		Reviewer Comment (2023-06-05): Updated appraisal provided Reviewer Comment (2023-06-01): The appraisal cannot reflect Owner Occupied on an Investment Property refinance transaction. If the property was not rented out, the appraisal should be marked vacant. Owner Occupied would suggest the borrower is living in the property. The appraisal must be updated. Reviewer Comment (2023-05-30): This is a refinance transaction and the condition does not pertain to any deed transfers. The appraisal reflects the property is owner occupied on an investment property transaction.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789871	xxxxxx	28500935	xxxxxx	05/26/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 65.00000% exceeds Guideline loan to value percentage of 60.00000%.	The subject property is unleased which requires a 5% LTV reduction by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-20): Documentation provided reflecting STR. < 1.00, 5% LTV deduction not required.

Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors

Reviewer Comment (2023-06-01): The rental income sheet does not reflect who this was prepared by. This must come from the xxxxxx company.

Reviewer Comment (2023-05-31): There is no evidence these deposits for for this property. You will need to provide the 12 month lookback for from the xxxxxx company.

Reviewer Comment (2023-05-30): DSCR is 0.85. 1007 market rents are 1,400 and PITIA is $1,651.34. No lease agreement was provided nor 2 months rent receipts. Max LTV is 60% for FICO with a 5% deduction for unleased property.
															06/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789871	xxxxxx	28506877	xxxxxx	05/26/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Mortgage on title appears to be a blanket lien.		Reviewer Comment (2023-05-30): FTP provided	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788347	xxxxxx	28499844	xxxxxx	05/26/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-31): E-Consent provided	05/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788347	xxxxxx	28499903	xxxxxx	05/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-24): Client elects to waive			05/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788347	xxxxxx	28499929	xxxxxx	05/26/2023	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The file does not contain the source of the funds for the $50,000 gift. The guidelines require funds that are not transferred prior to closing to be documented with a copy of the donor's check and borrower's deposit slip, a copy of the donor's withdrawal slip and borrower's deposit slip, copy of the donor's check to the closing agent, evidence of wire transfer from donor to borrower, or settlement statement showing receipt of the donor's check. The Closing Disclosure reflects a gift of $29,567.43; however, this does not match any gift letter in file.		Reviewer Comment (2023-06-07): Updated gift letter and 1003 provided Reviewer Comment (2023-06-01): The same gift letters were provided that were in file at time of review. Please review the original condition. The Closing Disclosure reflects a gift of $29,567.43; however, this does not match any gift letter in file. The additional gift letter in file without evidence of receipt is for $50,000.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788347	xxxxxx	28500011	xxxxxx	05/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file does not contain the required initial Closing Disclosure.		Reviewer Comment (2023-06-01): SitusAMC received xxxxxx CD received 3 business days prior to consummation.	06/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788347	xxxxxx	28500029	xxxxxx	05/26/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.56332% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .56332%).			Reviewer Comment (2023-05-24): Client elects to waive			05/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787813	xxxxxx	28500299	xxxxxx	05/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-25): Client elects to waive			05/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787813	xxxxxx	28500310	xxxxxx	05/26/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-31): The guidelines require a Guarantor Agreement. This loan was reviewed to xxxxxx DSCR Guidelines 4.2023			06/05/2023	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787813	xxxxxx	28506319	xxxxxx	05/26/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing valid Certificate of Good Standing. The Certificate provided is dated xxxxxx and has expired.		Reviewer Comment (2023-06-08): Updated COGS provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787813	xxxxxx	28509581	xxxxxx	05/26/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The guidelines require a copy of the colored appraisal. The color appraisal was not provided for the appraisal completed on xxxxxx .		Reviewer Comment (2023-05-31): Color appraisal provided	05/31/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789878	xxxxxx	28503108	xxxxxx	05/30/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-25): Client elects to waive			05/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789781	xxxxxx	28503238	xxxxxx	05/30/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU 2.2. xxxxxx CU not eligible for rep and warrant. Due to the discrepancy, a secondary valuation is required.		Reviewer Comment (2023-06-09): CDA provided	06/09/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789781	xxxxxx	28503239	xxxxxx	05/30/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789781	xxxxxx	28503240	xxxxxx	05/30/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-06-07): FTP provided	06/07/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789781	xxxxxx	28507058	xxxxxx	05/30/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 65.00000% exceeds Guideline loan to value percentage of 60.00000%.	The subject property is unleased which requires a 5% LTV reduction by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-20): Documentation provided verifying property is a STR. 5% LTV deduction not required. Reviewer Comment (2023-06-09): Client elects to waive with verified compensation factors	06/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789781	xxxxxx	28511377	xxxxxx	05/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Mortgage on title appears to be a blanket lien.		Reviewer Comment (2023-06-07): FTP provided Reviewer Comment (2023-06-06): The same title policy was provided that was in file at time of review. Please see original condition. Provide the clear title policy. Mortgage on title appears to be a blanket lien.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789781	xxxxxx	28511394	xxxxxx	05/30/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The valuation indicates the subject property is 'Owner Occupied'.		Reviewer Comment (2023-06-09): Updated appraisal provided	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789226	xxxxxx	28509038	xxxxxx	05/31/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-02): E-Consent provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789226	xxxxxx	28509068	xxxxxx	05/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789226	xxxxxx	28509530	xxxxxx	05/31/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 631 is less than Guideline representative FICO score of 660.		Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-05): Lender would like to waive Reviewer Comment (2023-06-01): Investment property, cash out. 620 FICO only allows a 70% LTV. Borrower is at 70.42%. 660 FICO allows up to 75%			06/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789226	xxxxxx	28511272	xxxxxx	05/31/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789226	xxxxxx	28524891	xxxxxx	05/31/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost and Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost and one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003 section 4a and 5a both indicate subject is a primary residence. In addition, the final 1003 section 5a indicates subject is a primary residence.		Reviewer Comment (2023-06-14): Attestation provided Reviewer Comment (2023-06-05): Corrected unexecuted 1003 provided. Provide the lender attestation regarding the errors on both initial and final 1003's to clear.	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789879	xxxxxx	28507800	xxxxxx	05/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789879	xxxxxx	28508288	xxxxxx	05/31/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789879	xxxxxx	28508316	xxxxxx	05/31/2023	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM Disclosure was not provided to the borrower until closing.		Reviewer Comment (2023-06-05): ARM disclosure provided Reviewer Comment (2023-06-02): Please review the original condition. The ARM Disclosure was not provided to the borrower until closing.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28507957	xxxxxx	05/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28507966	xxxxxx	05/31/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $50,000.00 is less than Cash From Borrower $419,915.67.	Asset documentation was not provided.		Reviewer Comment (2023-06-08): Bank Statements provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28508126	xxxxxx	05/31/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The borrower was provided a copy of the appraisal report on xxxxxx and estimated to received the report on xxxxxx which is not at least 3 business days prior to consummation.		Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28508127	xxxxxx	05/31/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.67544% or Final Disclosure APR of 9.74300% is equal to or greater than the threshold of APOR 6.35% + 2.5%, or 8.85000%. Non-Compliant Higher Priced Mortgage Loan.	The borrower was provided a copy of the appraisal report on xxxxxx and estimated to received the report on xxxxxx which is not at least 3 business days prior to consummation.		Reviewer Comment (2023-08-03): Delivery provided Reviewer Comment (2023-06-21): Email was provided, however the date of 5 is a different font than the rest of the document.	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28508128	xxxxxx	05/31/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The borrower was provided a copy of the appraisal report on xxxxxx and estimated to received the report on xxxxxx which is not at least 3 business days prior to consummation.		Reviewer Comment (2023-08-03): Delivery provided Reviewer Comment (2023-06-21): Email was provided, however the date of 5 is a different font than the rest of the document.	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28508129	xxxxxx	05/31/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.23609% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.23609%).			Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787873	xxxxxx	28508320	xxxxxx	05/31/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	The file is missing all asset documentation.		Reviewer Comment (2023-06-08): Bank Statements provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28508321	xxxxxx	05/31/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 678 is less than Guideline representative FICO score of 680.	The guidelines require a credit score of 680 for a First Time Home Buyer. The borrower's score is 678. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-30): Client elects to waive with verified compensation factors			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28509057	xxxxxx	05/31/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-08): Gap report provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787873	xxxxxx	28870548	xxxxxx	08/03/2023	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2023-08-03): Client elects to waive			08/03/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789880	xxxxxx	28526600	xxxxxx	06/02/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789332	xxxxxx	28529092	xxxxxx	06/02/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789332	xxxxxx	28529863	xxxxxx	06/02/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.15212% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.15212%).			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789332	xxxxxx	28529868	xxxxxx	06/02/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender on appraisal is different than current lender.		Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789332	xxxxxx	28529952	xxxxxx	06/02/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Investor exception in file	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789332	xxxxxx	28538934	xxxxxx	06/02/2023	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided	xxxxxx is not executed nor dated under Settlor as well as the xxxxxx as Borrower Acknowledgment is not executed nor dated.	Reviewer Comment (2023-06-22): The investor advised the post close signed trust riders are acceptable.

Reviewer Comment (2023-06-13): The documents provided do not clear the condition. The condition pertains to the unexecuted riders. See comments from 6/12: xxxxxx was provided. Pending receipt of the xxxxxx as Borrower Acknowledgment signed and dated. It should be noted, the rider that was received was executed post-closing. Investor will need to advise if this is acceptable.

Reviewer Comment (2023-06-12): xxxxxx was provided. Pending receipt of the xxxxxx as Borrower Acknowledgment signed and dated. It should be noted, the rider that was received was executed post-closing. Investor will need to advise if this is acceptable.
															06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789332	xxxxxx	28619643	xxxxxx	06/19/2023	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2023-06-19): Client elects to waive			06/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789622	xxxxxx	28529410	xxxxxx	06/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789622	xxxxxx	28529415	xxxxxx	06/05/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-07): FTP provided	06/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789622	xxxxxx	28529428	xxxxxx	06/05/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-07): FTP provided	06/07/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789622	xxxxxx	28529542	xxxxxx	06/05/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $283,323.06 is less than Cash From Borrower $283,542.60.			Reviewer Comment (2023-06-06): POCB paid invoice provided	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789622	xxxxxx	28529549	xxxxxx	06/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-06-08): PDI received dated xxxxxx : No Damage			06/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789622	xxxxxx	28529761	xxxxxx	06/05/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789622	xxxxxx	28543840	xxxxxx	06/05/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects a disbursement date prior to loan consummation.		Reviewer Comment (2023-06-07): Final SS provided with correct disbursement date Reviewer Comment (2023-06-06): The post close CD does not clear this condition as a PC-CD is a lender generated document. Provide the Final signed/stamped Final Settlement Statement.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789863	xxxxxx	28534707	xxxxxx	06/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789863	xxxxxx	28537081	xxxxxx	06/05/2023	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure in file was signed by borrower on xxxxxx . File is missing evidence of the Flood Hazard Disclosure that was signed within 3 days of the loan application.		Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789863	xxxxxx	28537103	xxxxxx	06/05/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence that the appraisal report dated xxxxxx was provided to the borrower at least 3 days before closing.		Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789863	xxxxxx	28539834	xxxxxx	06/05/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx Condominiums: o For loans secured by a condominium unit in the state of xxxxxx, if the project is over 30 years old (or 25 if within 3 miles of the coast), a structural inspection is required per xxxxxx statute 553.899.		Reviewer Comment (2023-06-05): Report provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789863	xxxxxx	28543893	xxxxxx	06/05/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The personal tax returns are not signed and dated by the borrowers.		Reviewer Comment (2023-06-07): Tax Transcripts provided. Guidelines state either or. Reviewer Comment (2023-06-07): Tax transcripts were in file at time of review. This is a guideline requirement for SE borrowers.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789863	xxxxxx	28544040	xxxxxx	06/05/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Both initial 1003 and Final 1003, dec page, reflects intent to occupy.		Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789863	xxxxxx	28544050	xxxxxx	06/05/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	Borrower filed a 2022 tax extension. Provide the 2022 signed and dated P&L and 2023 YTD signed and dated P&L.		Reviewer Comment (2023-06-05): P&L's provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789863	xxxxxx	28544081	xxxxxx	06/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2023-06-05): HOA questionnaire provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789187	xxxxxx	28535592	xxxxxx	06/06/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-07): E-Consent provided	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789187	xxxxxx	28535696	xxxxxx	06/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789187	xxxxxx	28535867	xxxxxx	06/06/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing a copy of the initial Closing Disclosure.		Reviewer Comment (2023-06-07): SitusAMC received xxxxxx CD 3 business days prior to consummation.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790015	xxxxxx	28530870	xxxxxx	06/06/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790015	xxxxxx	28530878	xxxxxx	06/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787619	xxxxxx	28543590	xxxxxx	06/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787619	xxxxxx	28544324	xxxxxx	06/07/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx Points and Fees	xxxxxx Points and Fees on subject loan of 6.68929% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and xxxxxx (2023). xxxxxx Finance Charge total xxxxxx on a Original Loan Amount of xxxxxx vs. an allowable total of xxxxxx (2023) (an overage of xxxxxx or 1.68929%).			Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	787619	xxxxxx	28544340	xxxxxx	06/07/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.92804% exceeds Guideline total debt ratio of 50.00000%.	The DTI exceeds the guideline maximum of 50% due to the lender excluded the mortgage payment for the primary residence located on xxxxxx. The borrower has less than 10 payments on the mortgage; however, the guidelines only allow exclusion of installment loans with 10 payments or less not mortgage loans.		Reviewer Comment (2023-06-08): Investor exception to allow the exclusion of the borrower primary mortgage debt since < 10 payments.	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787619	xxxxxx	28551998	xxxxxx	06/07/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost thresholds.	The occupancy cert executed at closing reflects Primary Residence.		Reviewer Comment (2023-06-28): Corrected occupancy cert provided Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again.	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787619	xxxxxx	28551999	xxxxxx	06/07/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.92804% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI exceeds the guideline maximum of 50% due to the lender excluded the mortgage payment for the primary residence located on xxxxxx. The borrower has less than 10 payments on the mortgage; however, the guidelines only allow exclusion of installment loans with 10 payments or less not mortgage loans.		Reviewer Comment (2023-06-08): Investor exception to allow the exclusion of the borrower primary mortgage debt since < 10 payments.	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787619	xxxxxx	28552000	xxxxxx	06/07/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final xxxxxx)	Seller CD fees do not match Borrower's CD.		Reviewer Comment (2023-07-21): An updated CD was provided.	07/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	787619	xxxxxx	28552001	xxxxxx	06/07/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $85.00 exceeds tolerance of $50.00 plus 10% or $55.00. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2023-07-14): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		07/14/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	787619	xxxxxx	28552003	xxxxxx	06/07/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI exceeds the guideline maximum of 50% due to the lender excluded the mortgage payment for the primary residence located on xxxxxx. The borrower has less than 10 payments on the mortgage; however, the guidelines only allow exclusion of installment loans with 10 payments or less not mortgage loans.		Reviewer Comment (2023-06-08): Investor exception to allow the exclusion of the borrower primary mortgage debt since < 10 payments.	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787619	xxxxxx	28585098	xxxxxx	06/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception to allow the exclusion of the borrower primary mortgage debt since < 10 payments.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-09): Client elects to waive with verified compensation factors			06/09/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790319	xxxxxx	28540785	xxxxxx	06/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-06): Client elects to waive			06/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790319	xxxxxx	28540801	xxxxxx	06/07/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-06-12): Approval provided	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790319	xxxxxx	28573782	xxxxxx	06/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx is the Non-Credit Qualifying Guarantor. The application incorrectly reflects the Primary Guarantor information under non-credit qualifying Guarantor. Provide the updated application as xxxxxx as the background report, OFAC, and ID for xxxxxx which are required for non-credit qualifying Guarantors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-29): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-12): Received OFAC and Background for xxxxxx. Pending receipt of ID and updated application per the original condition.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790319	xxxxxx	28573801	xxxxxx	06/07/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		• 100% of the insurable value of the improvements, as established by the property insurer; or • the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements.		Reviewer Comment (2023-06-14): RCE provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788954	xxxxxx	28543651	xxxxxx	06/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788954	xxxxxx	28552985	xxxxxx	06/07/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The color appraisal report was not provided for the updated appraisal dated xxxxxx .		Reviewer Comment (2023-06-09): Color appraisal provided	06/09/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788954	xxxxxx	28588521	xxxxxx	06/09/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-06-15): PDI received dated xxxxxx : No Damage Reviewer Comment (2023-06-13): PDI will be ordered Reviewer Comment (2023-06-12): There is no end date for the disaster and the guidelines require the appraiser to make comments regarding the disaster if a PDI is not provided.			06/15/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788419	xxxxxx	28551153	xxxxxx	06/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788419	xxxxxx	28574375	xxxxxx	06/08/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		The loan file is missing a tax certificate for the subject property to verify taxes using for qualification in the amount of xxxxxx The tax cert in file reflects a higher amount.		Reviewer Comment (2023-07-05): Tax Cert provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788419	xxxxxx	28574544	xxxxxx	06/08/2023	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file is missing a full account history print out for bank account ending in 6922 that funds were used for closing as there is a gap from the last statement in file dated xxxxxx and the start of the history print out date of xxxxxx .		Reviewer Comment (2023-07-05): Updated statement provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788419	xxxxxx	28574618	xxxxxx	06/08/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.30 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 11.30 is less than Guideline PITIA months reserves of 12.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-09): Client elects to waive with verified compensation			06/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788419	xxxxxx	28579293	xxxxxx	06/08/2023	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per the CPA, both borrower's businesses utilized for income qualification has been in existence since xxxxxx & xxxxxx which is < 2 years and required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive with verified compensation factors			06/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788419	xxxxxx	28580076	xxxxxx	06/08/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-05): UDM provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789366	xxxxxx	28573345	xxxxxx	06/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-09): Client elects to waive			06/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789366	xxxxxx	28587449	xxxxxx	06/09/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-13): Clearance report provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789366	xxxxxx	28587456	xxxxxx	06/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business funds used to qualify are calculated based on the borrower’s percentage of ownership in the company. The Articles provided reflect 2 owners, however the % breakdown was not provided.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-24): The Corp Authorization does not clear this condition. Per guidelines, the usability is limited to the % owned. The document provided reflects 3 individuals with no ownership % breakdown.			07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789217	xxxxxx	28573156	xxxxxx	06/09/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-21): Fraud Report provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789217	xxxxxx	28573157	xxxxxx	06/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789217	xxxxxx	28581434	xxxxxx	06/09/2023	Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx	The last statement in file is dated xxxxxx after the loan closing therefore cannot be considered in the income calculations.		Reviewer Comment (2023-07-27): Additional bank statement provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789217	xxxxxx	28583789	xxxxxx	06/09/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Pay history was provided for previous rental history, however a VOR nor lease was provided to verify the terms or payment.		Reviewer Comment (2023-07-28): Lease provided Reviewer Comment (2023-06-21): The same documents were provided that were in file at time of review. Please review the original condition. Pay history was provided for previous rental history, however a VOR nor lease was provided to verify the terms or payment. An LOE from the borrower nor processor cert is not sufficient for this.	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789217	xxxxxx	28583792	xxxxxx	06/09/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-21): Gap report provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28572266	xxxxxx	06/09/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-14): E-Consent provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28572272	xxxxxx	06/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-09): Client elects to waive			06/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28573655	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.62429% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.62429%).			Reviewer Comment (2023-06-09): Client elects to waive			06/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787869	xxxxxx	28573686	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The gift fund documentation are dated post-closing. The disbursement date has no bearing on this.		Reviewer Comment (2023-07-11): Loan is Non-QM. Reviewer Comment (2023-07-10): Re-open to address remaining ATR exception. Reviewer Comment (2023-07-10): Loan is Non-QM.	07/11/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787869	xxxxxx	28573687	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	The gift fund documentation are dated post-closing. The disbursement date has no bearing on this.		Reviewer Comment (2023-07-10): Client elects to waive Reviewer Comment (2023-07-10): Regraded to EV2-B based on comp factors and gift letter reflecting no expectation of repayment of gift.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28573766	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower. (7506)	The initial Loan Estimate reflected appraisal fee $800.00 which was increased to $1,200.00 on initial Closing Disclosure without valid Change of Circumstance.		Reviewer Comment (2023-06-06): Sufficient Cure Provided within 60 Days of Closing		06/06/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787869	xxxxxx	28576809	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2023-06-06): Sufficient Cure Provided At Closing		06/06/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787869	xxxxxx	28580829	xxxxxx	06/09/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.30 is less than Guideline PITIA months reserves of 6.00.	The earnest money deposit of $50,000 did not come from the Borrower's funds, no gift documentation in file and the funds were refunded on the final closing disclosure. Even including the $50,000 into closing funds, the borrower is still short reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-28): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-10): The EMD did not come from the xxxxxx account. Reflects it came from xxxxxx Further, the estimated settlement statement provided reflects a $430K initial gift that was sent to the title company and refunded at disbursement. Documentation of this needs to be provided for this as well.

Reviewer Comment (2023-06-20): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 1.30 is less than Guideline PITIA months reserves of 9.00.
																	07/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28581319	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-06-09): Client elects to waive			06/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28587796	xxxxxx	06/09/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter does not reflect the date the funds were transferred which is a guideline requirement. The transfer documents in file have no bearing on this.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors			07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28587925	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to closing. There is an appraisal delivery in file, however it is dated prior to the completion of the appraisal.		Reviewer Comment (2023-06-09): Client elects to waive			06/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28587926	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.67207% or Final Disclosure APR of 9.68600% is equal to or greater than the threshold of APOR 6.32% + 2.5%, or 8.82000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to closing. There is an appraisal delivery in file, however it is dated prior to the completion of the appraisal.		Reviewer Comment (2023-07-10): Delivery provided Reviewer Comment (2023-06-21): The appraisal delivery reflects send on 4/3 however this is prior to the completion of the report which is 4/18	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28587927	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to closing. There is an appraisal delivery in file, however it is dated prior to the completion of the appraisal.		Reviewer Comment (2023-07-10): Delivery provided Reviewer Comment (2023-06-21): The appraisal delivery reflects send on 4/3 however this is prior to the completion of the report which is 4/18	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28587937	xxxxxx	06/09/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx HOA Verification HOA Verification HOA Verification			Reviewer Comment (2023-07-10): HOA docs provided Reviewer Comment (2023-06-21): The same documents were provided that were in file at time of review. The documents requested for all properties are the HOA dues. Blanket xxxxxx HOI's were provided therefore an LOE stating no HOA dues will not be acceptable. We will need evidence of the HOA dues to add to the DTI.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787869	xxxxxx	28588096	xxxxxx	06/09/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-21): Gap report provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788267	xxxxxx	28551266	xxxxxx	06/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788267	xxxxxx	28551315	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.71221% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .71221%).			Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788267	xxxxxx	28580057	xxxxxx	06/09/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $138,598.83 is less than Cash From Borrower $140,963.76.	There was a transfer of funds from the Borrower's account ending in 1965 on xxxxxx in the amount of $25,000 into the account ending in 7258 with a statement date of xxxxxx however, the date of the statement for the account ending in 1965 used for closing was xxxxxx .	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788267	xxxxxx	28580089	xxxxxx	06/09/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	There was a transfer of funds from the Borrower's account ending in 1965 on xxxxxx in the amount of $25,000 into the account ending in 7258 with a statement date of xxxxxx however, the date of the statement for the account ending in 1965 used for closing was xxxxxx .	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788267	xxxxxx	28580109	xxxxxx	06/09/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		There was a large deposit in the amount of $32,818.53 on xxxxxx into account ending 7258 that the loan file does not contain supporting documentation for the source of funds. Per guidelines, for assets, any large deposit > 50% of the borrower's average monthly income is required to be sourced.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788267	xxxxxx	28584655	xxxxxx	06/09/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: City does not match the Note		Reviewer Comment (2023-07-05): Corrected CDA received	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788267	xxxxxx	28584657	xxxxxx	06/09/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	High risk red flags not addressed		Reviewer Comment (2023-06-13): Updated fraud report provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788616	xxxxxx	28573036	xxxxxx	06/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788616	xxxxxx	28585284	xxxxxx	06/09/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The borrower requires 2 open and active accounts for Foreign National credit. Account xxxxxx has been open for 24 months, however the monthly payment was not provided as well as the funds were not translated to USD. A currency converter does not cure this as it must come from the translator. Account xxxxxx has been open for < 24 months and does not reflect the monthly payment. Account xxxxxx on the credit report has been open for 4 months.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-21): Client elects to waive with verified compensation factors			07/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788616	xxxxxx	28585320	xxxxxx	06/09/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The disclosure in file reflects Second Home.		Reviewer Comment (2023-06-30): Updated Cert provided	06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788616	xxxxxx	28585322	xxxxxx	06/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT + Riders are electronically signed. The system used for the remote online notarization must meet the following minimum standards: o At least two-factor identity authentication, using a combination of at least two of the following factors: • Remote presentation of a government-issued photo ID that has a signature • Credential analysis • Identity-proofing (i.e., knowledge-based authentication)		Reviewer Comment (2023-07-24): 2 ID's and patriot act provided for borrower as well as notary ID provided Reviewer Comment (2023-07-21): 2 ID's provided for non-borrowing souse who wet signed DOT. 1 ID provided only for Borrower and no documentation provided for notary. Reviewer Comment (2023-06-22): The documents provided are not acceptable. Actual ID's x 2 for all borrowers and notary must be provided.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788616	xxxxxx	28585364	xxxxxx	06/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower to provide a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.		Reviewer Comment (2023-06-30): Financial statement provided Reviewer Comment (2023-06-21): A tax cert/deed is not evidence of occupancy. The borrower can own multiple properties and a tax cert/deed will say the same thing. Per the guidelines, provide a lease, utility bill or financial statement.	06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789861	xxxxxx	28570593	xxxxxx	06/09/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789861	xxxxxx	28571293	xxxxxx	06/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789861	xxxxxx	28584624	xxxxxx	06/09/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The stock account statement dated xxxxxx in file ending in 7436 has four large deposits of $50,000 from a savings account ending in 7144 that are not sourced. The account number is the same as the account number listed on the gift letter in file.		Reviewer Comment (2023-06-16): An updated account statement was provided. Reviewer Comment (2023-06-14): The LOE does not clear this condition. This deposit was in addition to the $215K gift received.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789861	xxxxxx	28585109	xxxxxx	06/09/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		A gift letter was not provided. An LOE from the donor was provided in lieu of. Further, the LOE does not specify the date the funds were transferred, is not signed by the borrower, and reflects $215,000 in gifts when only $200,000 was transferred.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-14): Additional wire for $15K provided. An updated LOE was provided dated post-closing with date the funds were transferred, however an LOE is not acceptable. A gift letter must be provided. Further, the LOE is not executed by the borrower.			06/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789861	xxxxxx	28585139	xxxxxx	06/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		First Time Homebuyers are only allowed on Primary Residences. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-08): Client elects to waive with verified compensation factors.			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789861	xxxxxx	28617104	xxxxxx	06/16/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.76 is less than Guideline PITIA months reserves of 12.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-19): Client elects to waive with verified compensation factors			06/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789544	xxxxxx	28573334	xxxxxx	06/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No
xxxxxx	789544	xxxxxx	28584653	xxxxxx	06/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a xxxxxx The structural engineering report in file requires xxxxxx	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors			07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No
xxxxxx	789544	xxxxxx	28585343	xxxxxx	06/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the VISA for xxxxxx		Reviewer Comment (2023-06-21): Waiver program provided for country	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No
xxxxxx	789544	xxxxxx	28585378	xxxxxx	06/09/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The alternative credit document for xxxxxx for account xxxxxx does not reflect a balance nor monthly payment in USD.		Reviewer Comment (2023-07-21): The required documents have been provided. Reviewer Comment (2023-07-12): The document provided is not acceptable for account xxxxxx. The document is not signed/nor stamped certified by the translator nor on letterhead.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No
xxxxxx	789544	xxxxxx	28585380	xxxxxx	06/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers to provide a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.		Reviewer Comment (2023-06-22): Third party documentation provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No
xxxxxx	789544	xxxxxx	28585446	xxxxxx	06/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT + Riders are electronically signed. The system used for the remote online notarization must meet the following minimum standards: o At least two-factor identity authentication, using a combination of at least two of the following factors: • Remote presentation of a government-issued photo ID that has a signature • Credential analysis • Identity-proofing (i.e., knowledge-based authentication)		Reviewer Comment (2023-06-21): 2 ID's provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No
xxxxxx	789544	xxxxxx	28585449	xxxxxx	06/09/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		HOA questionnaire reflects project is in litigation and litigation documents are in file. Investor exception will be required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors. Attorney Opinion letter in file confirming litigation is HOA suing 3rd party and not structural. Litigation is not applicable to subject unit nor the borrower Reviewer Comment (2023-07-07): The attorney opinion letter does not clear this condition. The investor must elect to waive HOA's in litigation with verified compensation factors.			07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No
xxxxxx	789544	xxxxxx	28585451	xxxxxx	06/09/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.75 is less than Guideline PITIA months reserves of 12.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The statement provided was already considered at time of review. Funds to close is calculated as funds to close + EMD + POCB fees + any adjustments/1031/gifts on the Final xxxxxx D/Settlement Statement.			07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No
xxxxxx	789195	xxxxxx	28577373	xxxxxx	06/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789195	xxxxxx	28592439	xxxxxx	06/12/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	< 2 months of statements porovided		Reviewer Comment (2023-06-16): Account documentation was provided. Reviewer Comment (2023-06-13): In order to consider this account, the 401K account where the funds utilized for deposit will be required.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789195	xxxxxx	28592444	xxxxxx	06/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business funds for assets: A signed letter from a CPA or borrower must also be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.		Reviewer Comment (2023-06-16): Borrower letter was provided as required. Reviewer Comment (2023-06-13): The attached does not clear the condition. This a guideline requirement in order to utilize funds from a business. The guidelines do not indicate any scenarios that are excluded.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789690	xxxxxx	28579999	xxxxxx	06/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789690	xxxxxx	28580116	xxxxxx	06/12/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	File is missing evidence the borrower was provided and received a copy of the appraisal dated xxxxxx at least 3 business days prior to closing.		Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789690	xxxxxx	28580117	xxxxxx	06/12/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Last Date Rate Set and Initial Rate Lock Date not provided.		Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789690	xxxxxx	28587902	xxxxxx	06/12/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The loan file is missing a verbal verification of employment within 10 days prior of the note date for both of the Borrowers as required by guidelines.		Reviewer Comment (2023-06-15): VVOE within 10 days of the Note was provided.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789690	xxxxxx	28587905	xxxxxx	06/12/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The loan file is missing a verbal verification of employment within 10 days prior of the note date for both of the Borrowers as required by guidelines.		Reviewer Comment (2023-06-21): VVOE in file at time of review for B1. Provide for B2.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789690	xxxxxx	28591516	xxxxxx	06/12/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,776.92 exceeds tolerance of $5,903.00 plus 10% or $6,493.30. Insufficient or no cure was provided to the borrower. xxxxxx	COC nor cure provided	Reviewer Comment (2023-06-30): SitusAMC received changed circusmtance additional information confirming borrower changed title companies

Reviewer Comment (2023-06-29): SitusAMC received LE dated xxxxxx and Settlement Statement provider list for same was already provided in original file. But, does not received any Seller rebuttal response for the fees are exceeds 10% tolerance. Please provide refund Cure $88.62 in order to clear this exception. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Reviewer Comment (2023-06-22): SitusAMC :  Changed Circumstance dated xxxxxx does not give sufficient information on why the title fee were added as it only states title company and title fees updated is not valid.  In order to determine if the changed circumstance is valid more information is necessary on reason fees added.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-06-16): SitusAMC: On LE dated xxxxxx Title - Endorsement fee, CPL, Title - Courier fee and Title - Recording service fee added on LE dated xxxxxx and not disclosed Initial LE. Also provided corresponding COC does not give sufficient information on why the fees were added. Hence, the fees are exceeds 10% tolerance in the amount of $88.62 (Initial LE $5,903 + 10% ($590.3) = $6,493.3 - $6,581.92 FCD). Please provide refund Cure $88.62 with consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.
															06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789690	xxxxxx	28591550	xxxxxx	06/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Final HUD-1 from the sale of the borrower's current primary residence. If the property is pending sale, provide the executed sales contract for the current residence, and confirmation that any financing contingencies have been cleared.		Reviewer Comment (2023-06-28): Purchase contract provided dated prior to closing. No exception for contingencies required as the Final SS was provided verifying property was sold. Reviewer Comment (2023-06-21): The Final SS was provided which reflects a closing date after current closing transaction. Provide the estimated closing disclosure dated prior to closing or purchase contract.	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789690	xxxxxx	28591560	xxxxxx	06/12/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	The primary appraisal and primary CDA city does not match the Note.	Reviewer Comment (2023-07-05): Updated appraisal provided

Reviewer Comment (2023-06-29): Received corrected appraisal. Pending receipt of corrected CDA. Please note, loan was not reviewed to xxxxxx, and all addresses must match.

Reviewer Comment (2023-06-23): Per the original condition the primary appraisal and CDA are incorrect, which were the ones completed first. The appraisal by STP Appraisal Services and the CDA by completed for that appraisal. The city should reflect xxxxxx but they reflect xxxxxx.

Reviewer Comment (2023-06-21): The email will not clear the condition. The documents must be updated.
															07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789690	xxxxxx	28683708	xxxxxx	06/29/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790778	xxxxxx	28588071	xxxxxx	06/14/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): The HOI provided is dated 3 months post close and does not contain sufficient coverage.			07/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28588158	xxxxxx	06/14/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2023-07-07): 442 provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28588170	xxxxxx	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-07-07): COGS provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28588176	xxxxxx	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-07-07): EIN provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28588179	xxxxxx	06/14/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-07-18): FTP provided	07/18/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28588190	xxxxxx	06/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28588227	xxxxxx	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOM for 12 months for the subject property through 2/2023.		Reviewer Comment (2023-07-27): Pay history and HUD-1 provided Reviewer Comment (2023-07-21): The payment report was not found. Reviewer Comment (2023-07-19): VOM for the SP reflects originated xxxxxx and NPD xxxxxx . Cancelled checks are require due to being a non-institutional lender. Reviewer Comment (2023-07-07): VOM provided, however is from a non-institutional lender. 6 months cancelled checks are required.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28603784	xxxxxx	06/14/2023	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		The borrower does not meet the minimum FICO requirement for an escrow waiver of taxes and insurance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors			07/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28603881	xxxxxx	06/14/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.				Reviewer Comment (2023-07-07): Updated appraisal provided reflecting xxxxxx	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28603949	xxxxxx	06/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is blanket mortgage on title and a Notice of Commencement on title.		Reviewer Comment (2023-07-18): Clear FTP provided Reviewer Comment (2023-07-07): The same title policy was provided. Please review original condition. Provide the clear title policy. There is blanket mortgage on title and a Notice of Commencement on title.	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790778	xxxxxx	28743918	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Note, under the PPP section, reflects 36 months with a xxxxxx rm. The PPP rider in file reflects 36 months with a 3% term.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-08-07): Client elects to waive with verified compensation factors

Reviewer Comment (2023-08-02): No new documents received. Please see comments from xxxxxx Corrected Note provided. Pending receipt of LOE to borrower and evidence of delivery to the borrower.

Reviewer Comment (2023-08-01): Corrected Note provided. Pending receipt of LOE to borrower and evidence of delivery to the borrower.

Reviewer Comment (2023-07-19): If the PPP rider is accurate, a corrected and executed Note will need to be proved along with LOE to borrower (signature will evidence delivery). The revised Note can reflect “Corrected” at the top.
																	08/07/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790147	xxxxxx	28590915	xxxxxx	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790147	xxxxxx	28608125	xxxxxx	06/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		12 months cancelled checks were provided for the borrower's primary residence, however a VOR or lease was not provided to verify the terms.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-20): Lender would like to waive			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790147	xxxxxx	28608134	xxxxxx	06/15/2023	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		If WVOE is completed by whom has the same family name as borrower, an LOE from employer regarding relationship with borrower is required. If borrower is employed by family, they are ineligible.		Reviewer Comment (2023-06-20): LOE provided	06/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790147	xxxxxx	28608200	xxxxxx	06/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender to advise how the taxes were calculated as the tax rate from the tax cert in file is 2.864334% x purchase price of xxxxxx = xxxxxx		Reviewer Comment (2023-06-23): Updated tax rate for area which matches TRA provided Reviewer Comment (2023-06-21): Evidence will need to be provided that the tax rate is incorrect and includes a supplemental assessments. Reviewer Comment (2023-06-16): Please explain the approach of the formula used to calculate the taxes. The milage rate on the tax bill is 2.864334%.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788575	xxxxxx	28592153	xxxxxx	06/15/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-06-21): FTP provided	06/21/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788575	xxxxxx	28592154	xxxxxx	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788575	xxxxxx	28592155	xxxxxx	06/15/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-06-21): FTP provided	06/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788575	xxxxxx	28596523	xxxxxx	06/15/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Certificate of Authorization for the person executing all documents on behalf of the Entity. The authorization may be determined in an Operating Agreement or other corporate documents. If not, a Borrowing Certificate is required.		Reviewer Comment (2023-07-19): Borrowing Cert provided Reviewer Comment (2023-06-28): The Articles do not clear this condition. If the Operating Agreement cannot be provided the completed and signed LLC Borrowing Cert must be provided. The document provided is not completed nor signed. Reviewer Comment (2023-06-22): The Operating Agreement is not for the Borrowing Entity.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788575	xxxxxx	28596607	xxxxxx	06/15/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-06-30): Guarantor Agreement provided. See new condition regarding timing. Reviewer Comment (2023-06-28): The Guarantor Cert was not found in trailing documents. Please try uploading again.	06/30/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788575	xxxxxx	28607191	xxxxxx	06/15/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The BP Cert reflects the Seller as the Seller of the property vs. the Lender.		Reviewer Comment (2023-06-30): Corrected BP cert provided Reviewer Comment (2023-06-28): The corrected BP Cert was not found in trailing documents. Please try uploading again.	06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788575	xxxxxx	28690088	xxxxxx	06/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement was executed post-closing. Per guidelines, must be executed at closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789175	xxxxxx	28595870	xxxxxx	06/16/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		The flood insurance coverage amount is $40,000, which does not meet the guideline requirement of lesser of 100% of the insurable value of the facilities or the maximum coverage available under the appropriate National Flood Insurance Program.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	789175	xxxxxx	28595886	xxxxxx	06/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	789175	xxxxxx	28603082	xxxxxx	06/16/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		The HOA Questionnaire reflects the subject is part of a litigation. The file does not contain the required ligation documentation to verify the potential damages do not exceed 25% of the HOA reserves, OR Documentation must be provided by the insurance carrier or the attorney representing the insurance carrier that the insurance carrier has agreed to provide the defense and the association’s insurance policy is sufficient to cover the litigation. Further, an investor exception will be required for HOA in litigation regardless.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors. The litigation is not applicable to our borrower or specific to the subject unit. Litigation does not affect the structural integrity or safety of the property.			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	789175	xxxxxx	28603106	xxxxxx	06/16/2023	Credit	Guideline	Guideline Issue	Guideline	Ineligible property type.	Valuation Type: Appraisal / Valuation Report date: xxxxxx Acres: loan_valuation.site_acres; Property Type: loan_valuation.property_type	The appraisal report reflects the subject unit has xxxxxx square feet; however, the guidelines require a minimum square foot of 500.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	789829	xxxxxx	28600908	xxxxxx	06/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789829	xxxxxx	28601017	xxxxxx	06/16/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,257.50 exceeds tolerance of $1,750.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure $507.50 was provided to the borrower at Closing.		Reviewer Comment (2023-06-14): Sufficient Cure Provided At Closing		06/14/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789829	xxxxxx	28603922	xxxxxx	06/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $50.00 plus 10% or $55.00. Insufficient or no cure was provided to the borrower. xxxxxx	The increase in the appraisal fee and transfer taxes exceeded 10% tolerance. Cure provided at closing in the amount of $507.50 was insufficient as cure need in the amount of $512.88.		Reviewer Comment (2023-06-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789829	xxxxxx	28603923	xxxxxx	06/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $715.00 exceeds tolerance of $700.00. Insufficient or no cure was provided to the borrower. (7506)	The appraisal fee increased on the xxxxxx closing disclosure however, a valid change of circumstance was not provided. Insufficient cure provided at closing.		Reviewer Comment (2023-06-23): SitusAMC received a valid COC.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789829	xxxxxx	28603924	xxxxxx	06/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,247.50 exceeds tolerance of $1,750.00. Insufficient or no cure was provided to the borrower. (8304)	The transfer taxes increased on the final dosing disclosure from $1,750.00 to $2,247.50. Insufficient cure provided.		Reviewer Comment (2023-06-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789829	xxxxxx	28603943	xxxxxx	06/16/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 676 is less than Guideline representative FICO score of 680.	The minimum credit score for a first time homebuyer is 680. Borrower's score is 676. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789829	xxxxxx	28603960	xxxxxx	06/16/2023	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		NSF activity indicated on the borrower's business bank statements used for qualification exceeds 3 NSFs in the most recent 12 month period. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789829	xxxxxx	28603963	xxxxxx	06/16/2023	Credit	Guideline	Guideline Issue	Guideline	Two years of employment was not verified.		The Borrower has not been employed for two years with current self employment that business bank statements were used for qualification. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789829	xxxxxx	28603967	xxxxxx	06/16/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a copy of the Borrower's current lease agreement to verify the date the lease ends. Upon receipt and review of provided documentation additional exceptions may apply. Borrower just started new lease xxxxxx .		Reviewer Comment (2023-07-13): 1008 provided. Rents added to DTI. Reviewer Comment (2023-06-30): The borrower just started a new lease. If it is a yearly term, then buyout documents need to be provided or else the debt needs to be added into the debt ratio. This is a DTI loan.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789829	xxxxxx	28603975	xxxxxx	06/16/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The loan file contains checks to verify large deposits into the Borrower's business bank accounts used for qualification. However, the deposit amounts do not line up with provided check amounts. A letter of explanation from the Borrower not provided in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-30): Removed large deposits from 1/4, 9/30, 10/11, and 12/15 as they are not needed to qualify. Transfers from one business account to another for income is not allowed per guidelines, The investor would need to grant an exception for this. Backing out the figures would render the account statements for that month in the negative.			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789829	xxxxxx	28611677	xxxxxx	06/16/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, non-perm residents are allowed on 24 months of standard or alt doc. Program is 12 months of bank statements. This is a separate exception than what is listed on the exception form.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789829	xxxxxx	28611698	xxxxxx	06/16/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the borrower's VISA and EAD card. Automatic Ext and xxxxxx documents in file, however that does not negate the fact that the documents are required. The borrower needed these to enter the country initially and work.		Reviewer Comment (2023-07-20): VISA provided Reviewer Comment (2023-06-28): EAD and I-797C provided. Provide the borrower's VISA.	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789829	xxxxxx	28645261	xxxxxx	06/23/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $50.00 plus 10% or $55.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-06-23): Sufficient Cure Provided At Closing		06/23/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788260	xxxxxx	28603081	xxxxxx	06/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788260	xxxxxx	28611642	xxxxxx	06/16/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	The xxxxxx CU has a score of 1.6; however, the xxxxxx CU reflects not eligible for rep and warrant. In this case, a secondary valuation product will be required		Reviewer Comment (2023-06-29): CDA received Reviewer Comment (2023-06-21): The guidelines do not allow an AVM. A CDA, ARR, or ADA is required.	06/29/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788414	xxxxxx	28597054	xxxxxx	06/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788414	xxxxxx	28604496	xxxxxx	06/19/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Issue: Subject loan is a non-arms length transaction outside of credit guidelines		The guidelines do not allow a non-arm's length transaction on a For-Sale-By-Owner transaction. The subject transaction is a non-arm's length, FSBO transaction. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788414	xxxxxx	28604500	xxxxxx	06/19/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The file contains a gift letter in the amount of $24,000; however, the gift letter is missing the date the funds were transferred as required by the guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-28): Client elects to waive with verified compensation factors			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789693	xxxxxx	28605549	xxxxxx	06/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOA should be in control of project, however, the estimated transfer of the HOA to unit owners is dated xxxxxx . Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789693	xxxxxx	28605994	xxxxxx	06/20/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-07-10): Fraud Report provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789693	xxxxxx	28606040	xxxxxx	06/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789693	xxxxxx	28606993	xxxxxx	06/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Security Instrument and all associated Riders are missing the Entity. Signature should be Entity by Guarantor. Please provide the corrected and executed documents, LOE to borrower, evidence of delivery to the borrower and Lender's Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elect to waive with verified compensation factors Reviewer Comment (2023-08-14): Received corrected DOT + Riders in which page 1 reflects letter of intent to re-record. Pending receipt of LOE to borrower and evidence of delivery to the borrower.			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789693	xxxxxx	28625717	xxxxxx	06/20/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note + Note PPP addendum does not reflect the Entity. Signature should be Entity by Guarantor. Provide the corrected and executed documents, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789693	xxxxxx	28625753	xxxxxx	06/20/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5/2023 mortgage payment for the borrower's primary residence.		Reviewer Comment (2023-07-19): Mortgage statement provided reflect NPD 6/1.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789693	xxxxxx	28625805	xxxxxx	06/20/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert reflects the seller of the property as Seller vs. the Lender name.		Reviewer Comment (2023-07-10): Updated BP cert provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789693	xxxxxx	28625824	xxxxxx	06/20/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: Unit number is missing		Reviewer Comment (2023-07-10): Updated CDA provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789460	xxxxxx	28606750	xxxxxx	06/20/2023	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		An escrow waiver was located in the file, however, borrower did not meet the minimum 12 month reserve requirement to qualify for waiver per guidelines.		Reviewer Comment (2023-08-14): Executed document provided. Borrower now has sufficient reserves for waiver. Reviewer Comment (2023-08-10): The document provided for % breakdown is not executed. Provide the executed document. Further, the guidelines restrict business funds to the borrower's ownership % in the business. The full balance cannot be utilized. Reviewer Comment (2023-07-10): Ownership % breakdown provided for the business account fund. Increased usability % to what the borrower owns. However, the document provided for % breakdown is not executed. Provide the executed document.	08/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789460	xxxxxx	28606794	xxxxxx	06/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789460	xxxxxx	28625944	xxxxxx	06/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The 1008 reflects the borrower owns 33% 888 xxxxxx, however no evidence of this was provided. The Articles of Org does not break down the ownership percentage.		Reviewer Comment (2023-08-09): Executed document provided Reviewer Comment (2023-07-10): Ownership % breakdown provided for the business account fund. Increased usability % to what the borrower owns. However, the document provided for % breakdown is not executed. Provide the executed document.	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789460	xxxxxx	28625966	xxxxxx	06/20/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert reflects the Seller as the seller of the property and not the Lender.		Reviewer Comment (2023-07-10): Updated BP cert provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28604085	xxxxxx	06/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28604264	xxxxxx	06/20/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-07-20): Articles provided Reviewer Comment (2023-07-19): None of the documents provided are the Articles of Org/Formation	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28608037	xxxxxx	06/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		50% of units not sold and conveyed to unit owners as required per guidelines. Investor exception in file for both items, however comp factors are incorrect. Reserves are not 2 months or more above the minimum.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28626049	xxxxxx	06/20/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5.2023 mortgage payment for the borrower's primary residence.		Reviewer Comment (2023-07-28): Bank statement provideed	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28626059	xxxxxx	06/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Developer is also sill in control of project. Investor exception in file. However, comp factors are incorrect. Reserves are not 2 months or more above the minimum.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28626076	xxxxxx	06/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPL and Title reflect a unit number vs. all other documents which do not.		Reviewer Comment (2023-08-08): Received corrected and executed Note adding unit number Reviewer Comment (2023-07-19): The first page of the Note does not clear this condition. If the Note address was to contain a unit number, all pages of the executed and corrected Note with Corrected at the top will be required as well as an LOE to borrower (signature evidences delivery). In in addition, all other documents in file (CDA, HOI, Flood Cert, DOT+ Riders, 1003 etc) do not reflect a unit number and will need to be corrected.	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28626098	xxxxxx	06/20/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Per guidelines, business funds are limited to the borrower's ownership %. Access letter has no bearing on this.		Reviewer Comment (2023-06-28): See revised condition for exception	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28626113	xxxxxx	06/20/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $144,798.50 is less than Cash From Borrower $189,966.02.	Per guidelines, business funds are limited to the borrower's ownership %. Access letter has no bearing on this.		Reviewer Comment (2023-06-28): See revised condition for exception	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28626115	xxxxxx	06/20/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflects a unit number vs. all other documents which do not.		Reviewer Comment (2023-08-08): Received corrected and executed Note adding unit number	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28674738	xxxxxx	06/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow the use of 100% of business funds for closing/reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-29): Client elects to waive with verified compensation factors			06/29/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28886627	xxxxxx	08/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Received corrected and executed Note updating address to include unit number. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-09): Client elects to waive with verified compensation factors			08/09/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28886637	xxxxxx	08/08/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA does not reflect a unit number per the corrected Note		Reviewer Comment (2023-08-11): Corrected CDA provided	08/11/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28886641	xxxxxx	08/08/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6 does not reflect a unit number per the corrected Note		Reviewer Comment (2023-08-11): Updated HO6 provided Reviewer Comment (2023-08-11): The document provided is the blanket policy. HO6 policy needs to be corrected.	08/11/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28886646	xxxxxx	08/08/2023	Credit	System	General	System	Security Instrument address does not match Note address.		Security Instrument + Riders do not reflect a unit number per the corrected Note. Provide the corrected DOT + Riders, LOE to borrower, evidence of delivery to the borrower and Lender's Letter of Intent to Re-Record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-17): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-16): The LOE from the title company does not clear this condition Pending receipt of LOE to borrower and evidence of delivery to the borrower. Reviewer Comment (2023-08-14): Received corrected DOT + Riders and LOI. Pending receipt of LOE to borrower and evidence of delivery to the borrower.			08/17/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28886648	xxxxxx	08/08/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert does not reflect a unit number per the corrected Note		Reviewer Comment (2023-08-11): Corrected Flood Cert provided	08/11/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786069	xxxxxx	28886654	xxxxxx	08/08/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The Final 1003 does not reflect a unit number per the corrected Note		Reviewer Comment (2023-08-15): Corrected 1003 provided Reviewer Comment (2023-08-14): Provide all pages of the corrected document	08/15/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789924	xxxxxx	28606868	xxxxxx	06/20/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-21): FTP provided	06/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28606872	xxxxxx	06/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28606878	xxxxxx	06/20/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-21): FTP provided	06/21/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28606891	xxxxxx	06/20/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-06): E-Consent provided Reviewer Comment (2023-06-21): The appraisal was emailed to the borrower. E-Consent required.	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28607327	xxxxxx	06/20/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx		Reviewer Comment (2023-07-06): SitusAMC received xxxxxx CD 3 business days prior to consummation. Reviewer Comment (2023-06-27): xxxxxx CD was not noted as received until xxxxxx Consummation was xxxxxx Borrower was not allowed a three day waiting period.	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28607328	xxxxxx	06/20/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing.		Reviewer Comment (2023-07-11): SitusAMC received proof of receipt of LE. Reviewer Comment (2023-06-27): xxxxxx LE shows as received on xxxxxx closing took place on xxxxxx Borrower was not allowed the 4-day waiting period required between receipt of final LE and closing.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28608363	xxxxxx	06/20/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Gift letter is dated post-closing.	Reviewer Comment (2023-07-10): Loan is Non-QM.

Reviewer Comment (2023-07-06): The corrected gift letter must be dated prior to closing. The investor can request a downgrade to an EV2 based on comp factors.

Reviewer Comment (2023-06-27): The closing date is not based off the disbursement date. It is based off the notary date when the borrower's signed. The investor can request an escalation to see if the ATR conditions can be downgraded.

Reviewer Comment (2023-06-26): The Final SS does not clear this condition. The closing date is based off the notary date which is xxxxxx. The investor can request an escalation to see if ATR conditions can be downgraded.

Reviewer Comment (2023-06-21): The date utilized for consummation is from the DOT vs. the CD. Closing date xxxxxx . Condition remains.
															07/10/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789924	xxxxxx	28608364	xxxxxx	06/20/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	Gift letter is dated post-closing.		Reviewer Comment (2023-07-10): Client elects to waive Reviewer Comment (2023-07-10): Exception downgraded to EV2 with compensating factors. Reviewer Comment (2023-07-06): The corrected gift letter must be dated prior to closing. The investor can request a downgrade to an EV2 based on comp factors. Reviewer Comment (2023-06-27): The closing date is not based off the disbursement date. It is based off the notary date when the borrower's signed. The investor can request an escalation to see if the ATR conditions can be downgraded. Reviewer Comment (2023-06-26): The Final SS does not clear this condition. The closing date is based off the notary date which is xxxxxx. The investor can request an escalation to see if ATR conditions can be downgraded. Reviewer Comment (2023-06-21): The date utilized for consummation is from the DOT vs. the CD. Closing date xxxxxx . Condition remains.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28608367	xxxxxx	06/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-21): Gap provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28608423	xxxxxx	06/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	Provide evidence the $150,000 were received.	Reviewer Comment (2023-07-10): Received Final SS reflecting gift amount received. See updated condition for revised gift letter.

Reviewer Comment (2023-06-27): Agreed on appreciation as an internet search reflects xxxxxx can be short for xxxxxx. The initial gift was $172,003.97 prior to any refund being issued for excess funds. The updated gift letter prior to closing is required.

Reviewer Comment (2023-06-26): The Final SS does not clear this condition. The gift letter reflects gift was from xxxxxx for $150,000. The Final Seettlement Statement rerflects a deposit was made from xxxxxx for $172,003.97.
															07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28625283	xxxxxx	06/20/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The guidelines require a color appraisal.		Reviewer Comment (2023-06-21): Color appraisal provided	06/21/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789924	xxxxxx	28729028	xxxxxx	07/10/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	The initial gift per the Final Closing Statement was $172,003.97 prior to any refund being issued for excess funds. The updated gift letter is required dated prior to or at closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-10): Client elects to waive with verified compensation factors			07/10/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789321	xxxxxx	28613618	xxxxxx	06/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789321	xxxxxx	28615052	xxxxxx	06/21/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx	xxxxxx not provided for xxxxxx.		Reviewer Comment (2023-07-03): The xxxxxx search was provided.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789321	xxxxxx	28627066	xxxxxx	06/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The maximum deductible amount must be no greater than 5% of the face amount of the policy. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789321	xxxxxx	28627083	xxxxxx	06/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the HOA questionnaire, there are xxxxxx are NOO. Investor concentration 83%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors			06/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788591	xxxxxx	28615576	xxxxxx	06/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788591	xxxxxx	28615639	xxxxxx	06/21/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, evidence is required to document that the borrower has made all mortgage payments up to and including the month prior to the note date for the subject property and primary residence for a refinance transaction. 4.2023 and 5.2023 required for xxxxxx and xxxxxx, 5.2023 required for xxxxxx.		Reviewer Comment (2023-07-12): Additional histories provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788591	xxxxxx	28633368	xxxxxx	06/21/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Property acquired xxxxxx for xxxxxx. Application date is xxxxxx . Seasoning is determined from acquisition to new application date. > 6 months but < 12 month ownership, the purchase price + documented improvements should be utilized. The lender utilized the appraised value	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788591	xxxxxx	28633386	xxxxxx	06/21/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	The ID documentation (license, passport, Visa) does not show the borrower(s) at an address different than the subject.		Driver's License reflects the same address as the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789097	xxxxxx	28614198	xxxxxx	06/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789097	xxxxxx	28614321	xxxxxx	06/21/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification	Evidence of PITIA is missing for the properties on xxxxxx and xxxxxx.		Reviewer Comment (2023-07-06): PITIA provided for xxxxxx. 1003 and property profile report reflects no ownership xxxxxx.	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789097	xxxxxx	28615401	xxxxxx	06/21/2023	Credit	Credit	Credit Documentation	Credit	Credit Report Error: Missing source document for credit/housing history.		The loan file does not document an updated mortgage pay history for the following properties from the last date reported on the credit report 03.2023 or 4.2023: xxxxxx.		Reviewer Comment (2023-07-12): Updated supplement provided Reviewer Comment (2023-07-06): This is for xxxxxx. The supplement DLA is 4/2023 with NPD xxxxxx . Loan closed xxxxxx. The 5/2023 payment is required. Reviewer Comment (2023-06-27): Received updated history for xxxxxx. 5.2023 payment needed for xxxxxx.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789097	xxxxxx	28627193	xxxxxx	06/21/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-12): Updated supplement provided Reviewer Comment (2023-06-30): No new trailing documents were found. Please try uploading again. Reviewer Comment (2023-06-27): The gap report is > 10 days prior to the note date. The gap report must be dated within 10 days prior to the note date or anytime after.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789097	xxxxxx	28627195	xxxxxx	06/21/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Borrower owns 19 financed properties, however only 9 mortgage histories were provided.	Reviewer Comment (2023-07-11): Additional history received.

Reviewer Comment (2023-07-10): Received 5.2023 mortgage payment for xxxxxx. Pending receipt of 12 month housing history for the property on xxxxxx. The investor guidelines require a 12 month housing history on all financed properties. Unless evidence can be provided this mortgage was just taken out, a 12 month history is required.

Reviewer Comment (2023-07-07): Received xxxxxx mortgage payment for xxxxxx. Need 5.1.2023 payment for xxxxxx. Also need 12 month history through 5.2023 for xxxxxx. All other histories accounted for.

Reviewer Comment (2023-07-06): Need xxxxxx mortgage payments for xxxxxx and xxxxxx. Also need 12 month history through 5.2023 for xxxxxx. All other histories accounted for.

Reviewer Comment (2023-06-27): The soft pull only reflects 17 mortgages and borrower has 20 financed properties.
															07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788482	xxxxxx	28615314	xxxxxx	06/22/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing evidence of the mortgage payments made the month prior to the Note date for the borrowers' primary residence as required by guidelines. Provide the xxxxxx payment.		Reviewer Comment (2023-08-01): Payment provided	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788482	xxxxxx	28615406	xxxxxx	06/22/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789696	xxxxxx	28641451	xxxxxx	06/27/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789696	xxxxxx	28642807	xxxxxx	06/27/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2184304)	The calculated payment stream 2 Estimated Total Payments do not match the final Closing Disclosure due to the lender used xxxxxx per month in taxes; however, the tax certificate in the file reflects xxxxxx per month.		Reviewer Comment (2023-07-11): Payment stream is within tolerance.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789696	xxxxxx	28642809	xxxxxx	06/27/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2184305)	The calculated payment stream 3 Estimated Total Payments do not match the final Closing Disclosure due to the lender used xxxxxx per month in taxes; however, the tax certificate in the file reflects xxxxxx per month.		Reviewer Comment (2023-07-11): Payment stream is within tolerance.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789696	xxxxxx	28642810	xxxxxx	06/27/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2184306)	The calculated payment stream 4 Estimated Total Payments do not match the final Closing Disclosure due to the lender used xxxxxx per month in taxes; however, the tax certificate in the file reflects xxxxxx per month.		Reviewer Comment (2023-07-11): Payment stream is within tolerance.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789696	xxxxxx	28642812	xxxxxx	06/27/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx	xxxxxx not provide for xxxxxx.		Reviewer Comment (2023-07-10): xxxxxx provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789696	xxxxxx	28651777	xxxxxx	06/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow for disputed tradelines to remain in dispute.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789696	xxxxxx	28651781	xxxxxx	06/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for incomplete HOA questionnaire. Multiple questions were not answered.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791680	xxxxxx	28642015	xxxxxx	06/28/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-25): The document provided is not acceptable. Please provide the 1008 w UW name or the Lender's Approval with conditions.			07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791680	xxxxxx	28642067	xxxxxx	06/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided	The credit application in file reflects the Borrower as a non permanent resident alien however, ID verification states xxxxxx citizen. Documentation regarding citizenship required. Upon receipt and review of provided documentation additional conditions/exceptions may apply.	Reviewer Comment (2023-07-31): Per the client, the I-797 provided reflects borrower meets the DACA requirements and if this documentation is met, the normal non-perm resident documents for VISA and EAD do not need to be provided. Further, the client confirmed the lawful presence document does not need to be updated.

Reviewer Comment (2023-07-27): The only document provided was the SSN card. Per guidelines, the EAD and VISA are required for ID's for non-perm residents. Further, the verification document of lawful presence must be updated as borrower is not a US citizen.

Reviewer Comment (2023-07-06): Based on I-797, borrower is non-perm resident. Provide the EAD card, VISA and updated verification of lawful presence citizenship affidavit & consent form.
															07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791680	xxxxxx	28642101	xxxxxx	06/28/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791680	xxxxxx	28643185	xxxxxx	06/28/2023	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		The loan file does not document an updated mortgage pay history for the mortgage account reporting on the credit report for account ending 2058 for the borrower's primary residence. The 4.2023 & 5.2023 payments are missing.		Reviewer Comment (2023-07-27): LOE provided living rent free. Credit report mortgage is not for subject property per property profile report. Reviewer Comment (2023-07-25): Payments are required to be documented on the borrower's primary residence up until the month prior to closing. Being a commercial loan would have no bearing on this.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791680	xxxxxx	28643199	xxxxxx	06/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The VOM for the subject property is not fully completed as the date the mortgage originated is blank.		Reviewer Comment (2023-07-10): Completed VOM provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791680	xxxxxx	28659532	xxxxxx	06/28/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	CBSA state and xxxxxx Refinance: Max LTV 70%. It should be further noted, the CDA value, which is dated prior to closing, is > 10% from the appraised value, therefore this value must be utilized to qualify.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors			07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789336	xxxxxx	28647473	xxxxxx	06/28/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The borrower has owned the subject property for over 3 years.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789336	xxxxxx	28651259	xxxxxx	06/28/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 63.63636% exceeds Guideline loan to value percentage of 60.00000%.	5% LTV reduction was applied due to unleased subject property. 60% LTV is below the calculated LTV. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The borrower has owned the subject property for over 3 years.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789336	xxxxxx	28651261	xxxxxx	06/28/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 647 is less than Guideline representative FICO score of 660.	FICO score below 660 minimum required by guidelines and matrix. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The borrower has owned the subject property for over 3 years.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789336	xxxxxx	28651296	xxxxxx	06/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		An investor exception was provided for LTV due to unrented unit, however the appraisal reflects Tenant Occupied. If the property is not leased, the appraisal need to be updated to reflect Vacant. If property is leased, a copy of the lease agreement will need to be provided and the 5% LTV reduction would not be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The borrower has owned the subject property for over 3 years.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789336	xxxxxx	28662436	xxxxxx	06/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	There are two different PPP addendums/riders to the Note and DOT. 1 addendum/rider reflects 36 months at 5% of the outstanding loan balance prepaid; the other reflects 36 months at 5% of 20% of the outstanding loan balance prepaid. Cure: Provide the corrected PPP addendum to the Note DOT, the incorrect addendum/rider with cancelled at the top, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Reviewer Comment (2023-07-06): Additional documents provided

Reviewer Comment (2023-07-06): The documents were provided that were previously provided. Please review the comments from xxxxxx The cancelled PPP to the Note was provided, LOE to borrower and evidence of delivery to the borrower. The cancelled rider to the DOT was not provided nor the Lender's Letter of Intent to Re-record.

Reviewer Comment (2023-07-05): The cancelled PPP to the Note was provided, LOE to borrower and evidence of delivery to the borrower. The cancelled rider to the DOT was not provided nor the Lender's Letter of Intent to Re-record.
															07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790131	xxxxxx	28657538	xxxxxx	06/29/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790131	xxxxxx	28668278	xxxxxx	06/29/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A PUD rider was attached to the DOT, however the appraisal does not reflect property is a PUD or any PUD dues.		Reviewer Comment (2023-07-12): xxxxxx provided reflecting No HOA dues Reviewer Comment (2023-07-06): The appraisal was updated however reflects PUD dues $0. A PUD should have some HOA dues.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790131	xxxxxx	28668297	xxxxxx	06/29/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-07-27): Updated commitment provided	07/27/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788687	xxxxxx	28659292	xxxxxx	06/30/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788687	xxxxxx	28659310	xxxxxx	06/30/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-06): Fraud Report with UDM provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788687	xxxxxx	28659733	xxxxxx	06/30/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-06): E-Consent provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788687	xxxxxx	28662059	xxxxxx	06/30/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.		Reviewer Comment (2023-07-07): SitusAMC received xxxxxx CD 3 business days prior to consummation.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788687	xxxxxx	28662060	xxxxxx	06/30/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	A second appraisal fee was added to the loan without a valid change of circumstance.	Reviewer Comment (2023-07-17): SitusAMC received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure.

Reviewer Comment (2023-07-12): SitusAMC received COC dated xxxxxx and xxxxxx stating high value property however the value was known from the time of application. Therefore, the COC provided is invalid. Kindly provide a valid COC for the fee increased or provide cure docs. Cure document consist of Post CD,LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-07-07): SitusAMC Received COC dated xxxxxx showing 2nd Appraisal is required due to loan amount is not a valid reason. Loan Amount xxxxxx is constant till LE dated xxxxxx . Also file does not contain  corresponding xxxxxx for COC dated xxxxxx . In order to determine if the changed circumstance is valid more information is necessary on reason Second Appraisal fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																07/17/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788687	xxxxxx	28662823	xxxxxx	06/30/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7506)	The appraisal fee increased without a valid change of circumstance.	Reviewer Comment (2023-07-17): SitusAMC received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure.

Reviewer Comment (2023-07-12): SitusAMC received COC dated xxxxxx and xxxxxx stating high value property however the value was known from the time of application. Therefore, the COC provided is invalid. Kindly provide a valid COC for the fee increased or provide cure docs. Cure document consist of Post CD,LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-07-07): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																07/17/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790220	xxxxxx	28657745	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-07-07): Articles provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28657748	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-07-07): COGS provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28657754	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2023-07-07): Ops Agreement provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28657755	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2023-07-07): Ops Agreement provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28657785	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-07-12): EIN provided Reviewer Comment (2023-07-07): The EIN must come from the IRS or Form W-9	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28657791	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2023-07-07): CPL provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28658782	xxxxxx	06/30/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-12): FTP provided	07/12/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28658829	xxxxxx	06/30/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28674848	xxxxxx	06/30/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The lease agreement has expired. Provide 2 months rent receipts to support lease is still active as required per guidelines or ext of lease. There are deposits on the bank statements but none of them match the amount on the lease.		Reviewer Comment (2023-07-14): Ext and receipts provided Reviewer Comment (2023-07-12): The lender certification does not clear this condition. We need to see the ext of lease or 2 months rent receipt if converted to month to month	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28674889	xxxxxx	06/30/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-12): FTP provided	07/12/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790220	xxxxxx	28674896	xxxxxx	06/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting on title is subject to item 8 (death cert).		Reviewer Comment (2023-07-12): Death cert provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28658397	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-07-11): Articles of Inc provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28658398	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-07-07): COGs provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28658399	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-07-13): EIN provided Reviewer Comment (2023-07-11): EIN needs to be provided on from the IRS or W-9. LOE is not acceptable.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28658400	xxxxxx	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2023-07-11): Ops Agreement provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28658632	xxxxxx	06/30/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-07): FTP provided	07/07/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28658634	xxxxxx	06/30/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28659805	xxxxxx	06/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require proof of the most recent two months of rent received for the subject property when the lease has converted to month-to-month. The lease provided expired in 2017; therefore, has converted to month-to-month and the file is missing proof of the most recent two months of rent received. There are deposits on the bank statements, but they do not match the lease amounts.		Reviewer Comment (2023-07-13): Ext plus rent receipts provided	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28659810	xxxxxx	06/30/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-07): FTP provided	07/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790222	xxxxxx	28674919	xxxxxx	06/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Entity as insured.		Reviewer Comment (2023-07-12): Updated HOI provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791773	xxxxxx	28696254	xxxxxx	07/03/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-06): FTP provided	07/06/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791773	xxxxxx	28696255	xxxxxx	07/03/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-06): FTP provided	07/06/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791773	xxxxxx	28696256	xxxxxx	07/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791773	xxxxxx	28696370	xxxxxx	07/03/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Tax Verification	The file does not contain the required tax verification for the property located on xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-20): Client elects waive with verified with compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791773	xxxxxx	28696949	xxxxxx	07/03/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA disclosure was not provided to the borrower until closing.		Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791862	xxxxxx	28695124	xxxxxx	07/03/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-06): Supplement provided	07/06/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791862	xxxxxx	28695127	xxxxxx	07/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791862	xxxxxx	28695134	xxxxxx	07/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post-disaster but pre-FEMA declaration of the disaster end date. Date of disaster: xxxxxx . No visible damage	Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791862	xxxxxx	28695296	xxxxxx	07/03/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791862	xxxxxx	28696560	xxxxxx	07/03/2023	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: xxxxxx	The guidelines require a copy of the borrower's Visa or EAD card, which is not provided in the file. The file only contains an I-797A form.	Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-25): Received expired VISA, unexpired passport, and I-797C Notice of Action. EAD is required. If EAD cannot be provided, an investor exception will be required.

Reviewer Comment (2023-07-24): The 797-C does not clear the condition. The borrower's VISA and EAD card are required. These are guideline requirements. If these documents cannot be provided, an investor exception will need to be granted.

Reviewer Comment (2023-07-21): The 797-C does not clear the condition. The borrower's VISA and EAD card are required.

Reviewer Comment (2023-07-13): The passport does not clear this condition. The guidelines require a copy of the borrower's Visa or EAD card.
																	07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28696180	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,525.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount fee of $1525.00 was added to the xxxxxx Closing Disclosure with no change of circumstance provided. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-07-31): SitusAMC received valid Changed Circumstance on xxxxxx . Reviewer Comment (2023-07-20): SitusAMC received Changed Circumstance dated xxxxxx but it does not give sufficient information on why the fee was added it only states discount points added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added . A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791875	xxxxxx	28696181	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $234.26 exceeds tolerance of $115.00. Insufficient or no cure was provided to the borrower. (7520)	Credit report fee of $234.26 was added to the xxxxxx Closing Disclosure without a provided change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-07-20): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791875	xxxxxx	28696361	xxxxxx	07/05/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		A 1004 was provided in file however, several pages are cut off from the report. Further, the completion date of the appraisal is post-close.		Reviewer Comment (2023-08-01): Clear pages provided of updated appraisal Reviewer Comment (2023-07-19): The origination appraisal was provided. Provided the updated appraisal with a completion date of xxxxxx without pages cut off.	08/01/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28696591	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28697919	xxxxxx	07/05/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1			Reviewer Comment (2023-07-19): CDA provided	07/19/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28697925	xxxxxx	07/05/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Trust Agreement	Confirm the trust income by obtaining a copy of the trust agreement or the trustee’s statement confirming the amount, frequency, and duration of payments:
• Trustee statement evidencing borrower is a beneficiary and income will continue for three (3) years.
• If the borrower creates the trust as trustee, the assets within the trust must be verified with 3rd party documentation (i.e., bank statements). Income will be calculated using asset utilization methodology.
• Unless this income is received monthly, documentation of current receipt of the income is not required if the income is on the borrower’s most recent tax return.	Reviewer Comment (2023-08-02): Per client, removed Trust Income.

Reviewer Comment (2023-07-24): Bank statements were provided which do not clear the condition. We have no evidenced the borrower created the trust themselves. Per guidelines, confirm the trust income by obtaining a copy of the trust agreement or the trustee’s statement confirming the amount, frequency, and duration of payments: • Trustee statement evidencing borrower is a beneficiary and income will continue for three (3) years. .

Reviewer Comment (2023-07-19): The LOE does not clear this condition. The trustee statement was not provided.. Provide the Trustee statement confirming the amount, frequency, and duration of payments and evidencing borrower is a beneficiary and income will continue for three (3) years.
															08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28698016	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.	The subject property is marked xxxxxx from the subject property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Reviewer Comment (2023-08-09): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-24): The same appraisal was provided that was in file at time of review. Please review the comments from xxxxxx The appraisal provided is not the updated appraisal but origination appraisal with a completion date of xxxxxx . The updated appraisal with a completion date of xxxxxx reflects xxxxxx.

Reviewer Comment (2023-07-06): The appraisal provided is not the updated appraisal but origination appraisal with a completion date of xxxxxx . The updated appraisal with a completion date of xxxxxx reflects xxxxxx.
																	08/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28698142	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason for not having an escrow account is not listed on the Closing Disclosure dated xxxxxx.		Reviewer Comment (2023-08-03): SitusAMC Received PCCD and LOE Reviewer Comment (2023-07-20): SitusAMC received Final CD with correction on Will not have an escrow account box checked .Whereas the correction should be updated on Post CD. Kindly provide Post CD along with LOX to reflect will not have escrow account box to be checked with either of the box "you declined it or your lender does not offer one".		08/03/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791875	xxxxxx	28715061	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28850097	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $234.26 exceeds tolerance of $115.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-07-31): Sufficient Cure Provided At Closing		07/31/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791875	xxxxxx	28865024	xxxxxx	08/02/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Reviewer Comment (2023-08-09): CDAIR provided dated xxxxxx : No Damage			08/09/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28865034	xxxxxx	08/02/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.96254% exceeds Guideline total debt ratio of 43.00000%.	Trust income was removed due to insufficient documentation and not meeting guideline requirements. DTI exceeds guidelines.		Reviewer Comment (2023-08-09): Client requested re-underwrite to xxxxxx. Max 50% DTI	08/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28865035	xxxxxx	08/02/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Trust income was removed due to insufficient documentation and not meeting guideline requirements. DTI exceeds guidelines.		Reviewer Comment (2023-08-09): Client requested re-underwrite to xxxxxx. Max 50% DTI	08/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791875	xxxxxx	28865036	xxxxxx	08/02/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Trust income was removed due to insufficient documentation and not meeting guideline requirements. DTI exceeds guidelines.		Reviewer Comment (2023-08-09): Client requested re-underwrite to xxxxxx. Max 50% DTI	08/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28865037	xxxxxx	08/02/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.96254% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Trust income was removed due to insufficient documentation and not meeting guideline requirements. DTI exceeds guidelines.		Reviewer Comment (2023-08-09): Client requested re-underwrite to xxxxxx. Max 50% DTI	08/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791875	xxxxxx	28865041	xxxxxx	08/02/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1008/1003 removing the Trust Income.		Reviewer Comment (2023-08-09): Updated 1003/1008 provided	08/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791868	xxxxxx	28665842	xxxxxx	07/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-04): Client elects to waive			07/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791868	xxxxxx	28666936	xxxxxx	07/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The hazard insurance does not reflect the borrowing business entity as the insured.		Reviewer Comment (2023-07-20): Updated policy provided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791868	xxxxxx	28679175	xxxxxx	07/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPL and Supplement report does not reflect the proposed insured as the Borrowing Entity		Reviewer Comment (2023-07-28): Updated CPL and Supplement provided Reviewer Comment (2023-07-25): The supplemental report is changing the vesting to the individual vs. the LLC (proposed insured). The loan closed in an LLC. Therefore, the updated supplement is required. Reviewer Comment (2023-07-25): The CPL portion can be cleared, but the title supplement/policy does need to reflect the LLC as insured as that is the vested party.	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790365	xxxxxx	28696483	xxxxxx	07/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790365	xxxxxx	28696773	xxxxxx	07/03/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790365	xxxxxx	28696837	xxxxxx	07/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-07-13): Guarantor Agreement provided	07/13/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790365	xxxxxx	28697894	xxxxxx	07/03/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-06): UDM provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790365	xxxxxx	28697914	xxxxxx	07/03/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The loan closed in a business entity. The guidelines require verification of the Employer Identification Number, which was not provided in the file.		Reviewer Comment (2023-07-13): Per client clarification, their guidelines are based off current status of Entity. The Ops Agreement reflects all shares transferred to borrower. Per guidelines, SSN can be used for EIN for sole member entities. Reviewer Comment (2023-07-10): The same EIN was provided that was previously provided. Please see comments from xxxxxx The EIN provided is for the self employment business. EIN is required for the Borrowing Entity. Reviewer Comment (2023-07-06): The EIN provided is for the Employment company. EIN is required for the Borrowing Entity.	07/13/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790365	xxxxxx	28753266	xxxxxx	07/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement is dated post-close. Guidelines require the Guarantor Agreement to be signed at closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791460	xxxxxx	28674301	xxxxxx	07/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Experienced Investor owns and manage 2 or more properties for 12 months The borrower has owned the subject property for over 2 years	Reviewer Comment (2023-08-31): bf Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791460	xxxxxx	28678758	xxxxxx	07/03/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 4.2023 & 5.2023 payment for the primary residence. Loan was modified and investor xxxxxx requires the most recent 12 months paid on time.		Reviewer Comment (2023-07-19): Supplement provided. See added condition.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791460	xxxxxx	28678775	xxxxxx	07/03/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Executed Term Sheet.		Reviewer Comment (2023-07-05): Executed Term Sheet provided	07/05/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791460	xxxxxx	28678788	xxxxxx	07/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for maturity default. Property is a xxxxxx and the borrower had construction delays that caused the default.	Experienced Investor owns and manage 2 or more properties for 12 months The borrower has owned the subject property for over 2 years	Reviewer Comment (2023-06-28): Client elects to waive with verified compensation factors			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791460	xxxxxx	28678810	xxxxxx	07/03/2023	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Property is listed for sale with no evidence of cancellation.	Experienced Investor owns and manage 2 or more properties for 12 months The borrower has owned the subject property for over 2 years	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791460	xxxxxx	28780911	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1x30x12 on a modification. The most recent 12 months were not paid on time. Investor exception will be required.	Experienced Investor owns and manage 2 or more properties for 12 months The borrower has owned the subject property for over 2 years	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-19): Lender would like to waive			07/24/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789111	xxxxxx	28674195	xxxxxx	07/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789111	xxxxxx	28684344	xxxxxx	07/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the borrower's VISA. The borrower currently lives in xxxxxx, however his passport is from xxxxxx. xxxxxx does not part of the Visa Waiver Program for the xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-06): The perm resident card provided is for xxxxxx. The VISA is required to enter the xxxxxx from xxxxxx.			07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788281	xxxxxx	28695850	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28696005	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.77620% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .77620%).			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788281	xxxxxx	28696077	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.		Reviewer Comment (2023-07-20): SitusAMC received Seller CD.	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788281	xxxxxx	28696078	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2023-07-26): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2023-07-26): SitusAMC No New Document received to validate how the Initial LE was delivered to borrower. Please provide actual E-consent agreement within 3 business days from the date of application on xxxxxx or than the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery.

Reviewer Comment (2023-07-18): SitusAMC received LOE however since borrower was unable to retrieve document electronically, please provide proof borrower was sent Initial LE via mail or any other means than electronic delivery.
																	07/26/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28696093	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,781.25 exceeds tolerance of $3,825.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Fee increased from $3825.00 on the initial Loan Estimate to $4781.25.00 on the Final Closing Disclosure without cure or valid COC.		Reviewer Comment (2023-07-20): SitusAMC received a valid Changed Circumstance on xxxxxx .	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788281	xxxxxx	28696138	xxxxxx	07/05/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 3.76% is less than Guideline required borrower's own funds of 5.00%.	The Borrower is receiving a gift of equity at closing however, per guidelines gift funds require a 5% contribution of Borrower's own funds.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-06): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-06): The investor exception does not address this condition. The exception granted is to use a gift of equity on a loan that is not full doc. This is a separate condition as per the guidelines, all gift fund requirements must be met when using a gift of equity. The borrower does not have 5% down of their own funds. Reviewer Comment (2023-07-05): The investor exception does not cover this exception			07/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28696139	xxxxxx	07/05/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 678 is less than Guideline representative FICO score of 680.	Per guidelines, a required minimum FICO score 680 is required for First Time Home Buyers. An investor exception is in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28698596	xxxxxx	07/05/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file has a gift of equity for the subject property for which the Borrower is purchasing the home from her brother and the 1003 states the Borrower was renting for $800 a month for 19 years. The loan file does not contain 24 months cancelled checks as required by guidelines for renters purchasing from landlord. In addition, the loan file does not contain a 12 month mortgage history on the existing mortgage to confirm the family sale is not a foreclosure bailout per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): The exception does not cover 12 months of history vs. 24 months. Please review the exception submitted. There are no exceptions regarding housing history. Further, a VOR, Lease, nor LOE from the current owner/borrower was provided to support payments were being made directly to the mortgage company for rents received. Reviewer Comment (2023-07-05): The investor exception does not cover this exception			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28698728	xxxxxx	07/05/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28698729	xxxxxx	07/05/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 8.82088% or Final Disclosure APR of 8.90300% is in excess of allowable threshold of Prime Mortgage Market Rate 6.43000 + 1.75%, or 8.18000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788281	xxxxxx	28703098	xxxxxx	07/05/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The loan file does not contain a license lookup for the tax preparer as required by guidelines. Further, the tax preparer verifies they did not prepare the most recent tax returns as required per guidelines for the P&L program.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): License look up provided, however the CPA states they did not prepare the most recent tax returns which is a requirement for the P&L program.			07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28703138	xxxxxx	07/05/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Arm's Length transactions are only allowed on Full Doc Loans.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28703462	xxxxxx	07/05/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter does not reflect the date the funds were transferred which is a guideline requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788281	xxxxxx	28706140	xxxxxx	07/05/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		FSBO not allowed on Non-Arm's Transaction. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789055	xxxxxx	28673647	xxxxxx	07/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789055	xxxxxx	28678108	xxxxxx	07/03/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing evidence of the xxxxxx mortgage payment for the primary residence.		Reviewer Comment (2023-07-10): Mortgage statement provided reflecting NPD 6.1.2023 with no late fees.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791771	xxxxxx	28696925	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789220	xxxxxx	28674453	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789220	xxxxxx	28690845	xxxxxx	07/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert in file reflects xxxxxx as the seller when it should be the lender.		Reviewer Comment (2023-07-20): Updated BP cert provided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790427	xxxxxx	28677617	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2.83 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-30): Client elect to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	786488	xxxxxx	28683889	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786488	xxxxxx	28691513	xxxxxx	07/05/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Bank Statements provided with no VOM to verify terms/payment. Further, borrower is missing the 5.2023 payment for the subject property. Investor exception in file, however comp factors are incorrect. LTV is not 10% above the max and credit score is not 30 points above the minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-07-06): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-06): No new trailing documents found. Please try uploading again.			07/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786488	xxxxxx	28691558	xxxxxx	07/05/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of ownership of Homes By xxxxxx. Per Fraud Report and deed, took ownership of property on xxxxxx then deeded to individual borrower's at closing.		Reviewer Comment (2023-07-14): Ownership evidence provided Reviewer Comment (2023-07-05): The property profile report does not clear this condition. Please review the original condition. Provide evidence of ownership of Homes By xxxxxx. Per Fraud Report and deed, took ownership of property on xxxxxx then deeded to individual borrower's at closing.	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789113	xxxxxx	28710718	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789113	xxxxxx	28711091	xxxxxx	07/10/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $163.70 exceeds tolerance of $110.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-07-06): Sufficient Cure Provided At Closing		07/06/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789113	xxxxxx	28714680	xxxxxx	07/10/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	The guidelines require a market rent analysis when using rental income on the departing residence to qualify the loan, which was not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-10): A xxxxxx report was provided. The guidelines require a 1007 or 1025.			07/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789113	xxxxxx	28721319	xxxxxx	07/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-14): Gap provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789113	xxxxxx	28721360	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 3/2023, 4/2023 and 5/2023 mortgage payments.		Reviewer Comment (2023-07-14): Gap report provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789113	xxxxxx	28757024	xxxxxx	07/14/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.13337% exceeds Guideline total debt ratio of 50.00000%.	Gap report provided dated prior to closing with increased debt.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-18): No new trailing documents were received. However, another gap report dated post-close would not clear this condition. We need to utilize the debt on the report dated prior to closing.			07/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789113	xxxxxx	28757029	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Gap report provided dated prior to closing with increased debt.		Reviewer Comment (2023-07-19): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2023-07-18): No new trailing documents were received. However, another gap report dated post-close would not clear this condition. We need to utilize the debt on the report dated prior to closing.	07/19/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	A	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789113	xxxxxx	28757030	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Gap report provided dated prior to closing with increased debt.		Reviewer Comment (2023-07-19): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2023-07-18): No new trailing documents were received. However, another gap report dated post-close would not clear this condition. We need to utilize the debt on the report dated prior to closing.	07/19/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789113	xxxxxx	28757031	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.13337% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Gap report provided dated prior to closing with increased debt.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-18): No new trailing documents were received. However, another gap report dated post-close would not clear this condition. We need to utilize the debt on the report dated prior to closing.			07/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789916	xxxxxx	28697117	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789916	xxxxxx	28697234	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing a copy of the initial Closing Disclosure.		Reviewer Comment (2023-07-10): SitusAMC received initial CD.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789916	xxxxxx	28702431	xxxxxx	07/05/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The guidelines require a completed VOR for all borrowers who are renting, which was not provided in the file. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789916	xxxxxx	28702475	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789916	xxxxxx	28702476	xxxxxx	07/05/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $86.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-07-05): Sufficient Cure Provided At Closing		07/05/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789916	xxxxxx	28702895	xxxxxx	07/05/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-10): Gap provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790353	xxxxxx	28682377	xxxxxx	07/05/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790353	xxxxxx	28682479	xxxxxx	07/05/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $139,674.82 is less than Cash From Borrower $165,120.16.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-05): The same statement was provided that was in file at time of review. There is a more recent statement in file dated xxxxxx with a balance of $129,674.82. It appears the lender utilized an older statement for assets. Cash to close is calculated as funds to close = EMD + POCB fees + any gifts/adjustments/1031 funds on Final xxxxxx D/Settlement Statement			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790353	xxxxxx	28682486	xxxxxx	07/05/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-05): The same statement was provided that was in file at time of review. There is a more recent statement in file dated xxxxxx with a balance of $129,674.82. It appears the lender utilized an older statement for assets. Cash to close is calculated as funds to close = EMD + POCB fees + any gifts/adjustments/1031 funds on Final xxxxxx D/Settlement Statement			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788254	xxxxxx	28696952	xxxxxx	07/06/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx VVOE - Employment Only P&L Statement	1) File is missing a copy of the VVOE dated within 10 calendar days of consummation as required by guidelines for B2 2) File is missing the signed and dated YTD 2023 P&L for B1.		Reviewer Comment (2023-07-11): VVOE and P&L provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28696967	xxxxxx	07/06/2023	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Wages / Start date: xxxxxx	File is missing a copy of the VVOE dated within 10 calendar days of consummation as required by guidelines.		Reviewer Comment (2023-07-11): VVOE and P&L provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697028	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697029	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.41635% or Final Disclosure APR of 10.36300% is equal to or greater than the threshold of APOR 6.74% + 1.5%, or 8.24000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2023-07-13): Delivery provided Reviewer Comment (2023-07-13): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.41821% or Final Disclosure APR of 10.36300% is equal to or greater than the threshold of APOR 6.74% + 1.5%, or 8.24000%. Non-Compliant Higher Priced Mortgage Loan. Reviewer Comment (2023-07-11): The audit worksheet does not clear this condition. Provide evidence the appraisal was delivered to the borrower within 3 business days prior to consummation.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697030	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-07-13): Delivery provided Reviewer Comment (2023-07-11): The audit worksheet does not clear this condition. Provide evidence the appraisal was delivered to the borrower within 3 business days prior to consummation.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697031	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.19606% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .19606%).			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697032	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (xxxxxx/Schedule C)	File is missing third party verification for the borrower's Sole Proprietorship business.		Reviewer Comment (2023-07-07): CPA letter provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697033	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697034	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2023-07-14): Earlier E-Consent provided

Reviewer Comment (2023-07-12): SitusAMC received LE and E-sign Consent agreement. The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697111	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	File is missing third party verification for B1's SE business and VVOE for B2's business.		Reviewer Comment (2023-07-11): VVOE and P&L provided	07/11/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697112	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	File is missing a copy of the VVOE dated within 10 calendar days of the Note as required by guidelines.		Reviewer Comment (2023-07-11): VVOE and P&L provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697113	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File is missing a copy of the VVOE dated within 10 calendar days of the Note as required by guidelines to meet ATR requirements.		Reviewer Comment (2023-07-11): VVOE and P&L provided	07/11/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697116	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $372,391.02 is under disclosed by $709.50 compared to the calculated Finance Charge of $373,100.52 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge is under disclosed by $709.50.	Reviewer Comment (2023-07-21): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2023-07-21): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $372,391.02 is under disclosed by $709.50 compared to the calculated Finance Charge of $373,100.52 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx

Reviewer Comment (2023-07-18): SitusAMC received Corrected CD, LOE to borrower, proof of mailing and copy of cure refund for $700 to borrower.  However, the underdisclosure total was $709.50 and refund check was short of the required total cure of the total underdisclosure.  Additionally the FedEx tracking reflects the package has not yet been picked up and we did not receive proof of reopening of rescission.  File is rescindable transaction and violation is on a Material Disclosure which requires rescission be reopened for all consumers.  To cure provide copy of proof of tracking has been picked up for the $700 cure refund, Copy of additional refund check to borrower for $9.50 along with proof of mailing of that refund check and proof of reopening of rescission to all consumers.

Reviewer Comment (2023-07-12): No new information provided.  Charges are $6022.90 in fees consisting of  Admin Fee, Application Fee, Broker Fee, Interest, Title - CPL, Title Courier, Title E-doc fee, Title - Settlement Fee and title Wire Fee.
																07/21/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788254	xxxxxx	28697125	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788254	xxxxxx	28702970	xxxxxx	07/06/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-11): Gap report provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790194	xxxxxx	28684038	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Experienced Borrower owns and manages 2 or more properties for 12 months The DSCR of 1.39 is greater than the minimum required DSCR of 1.00.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790194	xxxxxx	28684079	xxxxxx	07/06/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2023-07-11):xxxxxx lookback and website provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790194	xxxxxx	28686357	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The closing protection letter has a different zip code than subject Note address.		Reviewer Comment (2023-07-25): Corrected CPL provided	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790194	xxxxxx	28686698	xxxxxx	07/06/2023	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		The APN number on the security instrument does not match the appraisal.		Reviewer Comment (2023-08-10): Evidence of delivery provided Reviewer Comment (2023-08-04): Received correction affidavit, recording evidence, and LOE to borrower. Pending receipt of evidence of delivery to the borrower.	08/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790194	xxxxxx	28692229	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Windstorm Policy reflects Secondary Residence as occupancy type.	Experienced Borrower owns and manages 2 or more properties for 12 months The DSCR of 1.39 is greater than the minimum required DSCR of 1.00.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	790047	xxxxxx	28684245	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			08/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790047	xxxxxx	28685274	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx and does the property have a funding plan for its deferred maintenance components/items to be repaired or replaced? is marked as " Yes" on the HOA questionnaire in file. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-31): bf Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790047	xxxxxx	28685304	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		As per Guidelines Minimum Suare Footage requirement for xxxxxx is 500 Sq.ft. however, subject property has xxxxxx Investor Exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790047	xxxxxx	28685344	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Flood Zone Coverage requirement not met. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790047	xxxxxx	28686086	xxxxxx	07/06/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	The city does not match the Note address on the appraisal and desk review in file as well as both have the units reflected twice.		Reviewer Comment (2023-07-26): Corrected CDA provided Reviewer Comment (2023-07-25): Updated appraisal received. Pending receipt of updated CDA. Reviewer Comment (2023-07-24): The appraisal was provided with the city updated, however the extra unit was not removed. Further, the updated CDA was not provided either.	07/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790047	xxxxxx	28705563	xxxxxx	07/06/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.		The CPL is missing the unit number.		Reviewer Comment (2023-07-20): Corrected CPL provided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790047	xxxxxx	28705610	xxxxxx	07/06/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The Blanket Flood Policy, the Blanket HOI policy, and the HO6 policy city does not match the Note.		Reviewer Comment (2023-07-24): Updated Blanket HOI provided Reviewer Comment (2023-07-20): The Blanket HOI still reflects xxxxxx as the xxxxxx vs. xxxxxx.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791664	xxxxxx	28702595	xxxxxx	07/06/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	The file is missing a copy of the mortgage statement for property located on xxxxxx to verify the taxes and insurance are included in the mortgage payment.		Reviewer Comment (2023-07-28): Supplement provided verifying PITI included in payment	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791664	xxxxxx	28702655	xxxxxx	07/06/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-24): UDM provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791664	xxxxxx	28702657	xxxxxx	07/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-07-14): GA provided	07/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791664	xxxxxx	28702673	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791664	xxxxxx	28702903	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $244.00 exceeds tolerance of $219.00 plus 10% or $240.90. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Sufficient cure provided to the borrower which is reflecting on the Final CD.		Reviewer Comment (2023-07-05): Sufficient Cure Provided At Closing		07/05/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase	Final CD evidences Cure	D	B	D	B	A	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	791664	xxxxxx	28702983	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Insurance policy for the property located on xxxxxx reflects there is a mortgage associated with the property. Documentation to verify the property is free and clear is missing.		Reviewer Comment (2023-07-28): Supplement provided with mortgage payment that was not included at time of review. Taxes and Insurance added.	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791664	xxxxxx	28703011	xxxxxx	07/06/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The credit report reflects the mortgage payment through xxxxxx for the property located on xxxxxx. The guidelines require mortgage history through the month prior to the closing date. The loan closed on xxxxxx therefore the payment for xxxxxx and xxxxxx is required to be documented.		Reviewer Comment (2023-07-28): Supplement provided	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791664	xxxxxx	28705813	xxxxxx	07/06/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx W-2 (2021)	Loan was submitted as a 2 year full doc. 2021 W2 required.		Reviewer Comment (2023-07-14): 2021 W2 provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791664	xxxxxx	28756925	xxxxxx	07/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement is signed and dated post-close. The guidelines require the document to be signed at closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28710687	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28710720	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28711037	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines do not allow the developer to be in control of the xxxxxx. Per the HOA Questionnaire, the developer has not transferred control to the HOA. The file contains an investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-06): Client elects to waive with verified compensation factors			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28711042	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require at least 50% of the total units to be sold. Per the HOA Questionnaire, less than 50% of the units have been sold. The file contains an investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-06): Client elects to waive with verified compensation factors			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28711396	xxxxxx	07/06/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-18): Gap report provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28711445	xxxxxx	07/06/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs	The guidelines require the most recent year-to-date pay stub reflecting the bonus income when bonus income is used to qualify the loan, which was not provided.		Reviewer Comment (2023-07-28): Updated 1008 provided removing bonus income. Reviewer Comment (2023-07-18): The document provided was in file at time of review and is a WVOE/Income Report. The guidelines require a YTD paystub reflecting the bonus income.	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28711446	xxxxxx	07/06/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA is missing the unit number.		Reviewer Comment (2023-07-18): Updated CDA provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28711674	xxxxxx	07/06/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The personal and business tax return were not signed and dated by the co-borrower. Further evidence of filing was not provided.		Reviewer Comment (2023-07-21): All required docs have been provided. Reviewer Comment (2023-07-18): Signed and dated business returns provided. Pending receipt of evidence of filing.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28711689	xxxxxx	07/06/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5.2023 payment for xxxxxx mortgage.		Reviewer Comment (2023-07-18): Gap report provided Reviewer Comment (2023-07-07): The disbursement authorization was not until June. The xxxxxx was still due. There is a payment history on the credit report up until 4.2023	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790386	xxxxxx	28711707	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788480	xxxxxx	28719852	xxxxxx	07/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788480	xxxxxx	28721004	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.41594% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .41594%).			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788480	xxxxxx	28721006	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The appraisal indicates there are HOA dues which are not reflected on the final CD.		Reviewer Comment (2023-07-14): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2023-07-12): SitusAMC Received PCCD with correct Non escrowed property cost; however, LOE does not state changes made to Non escrowed property cost. Provide updated LOE describing the changes made on PCCD.		07/14/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788480	xxxxxx	28721751	xxxxxx	07/07/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	City is not the same as reflected on the Note in file.		Reviewer Comment (2023-07-12): Updated appraisal provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788480	xxxxxx	28721780	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Address on the valuation does not match the Note.		Reviewer Comment (2023-07-12): Updated appraisal provided	07/12/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788480	xxxxxx	28721953	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $780.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2023-07-28): SitusAMC received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure. Reviewer Comment (2023-07-14): SitusAMC would also accept copy of cancelled check or confirmation that the check number reflected in the ledger has cleared the bank or borrower affirmative acknowledgement that they received refund check and confirms the dollar amount received in lieu of the original check copy. Reviewer Comment (2023-07-12): SitusAMC Received PCCD, LOE and Proof of Mailing; however, copy of check not provided. Provide Copy of check		07/28/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788480	xxxxxx	28721994	xxxxxx	07/07/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match the Note		Reviewer Comment (2023-07-12): Updated HOI provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788480	xxxxxx	28721996	xxxxxx	07/07/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-11): Clearance report and docs provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789330	xxxxxx	28700747	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789330	xxxxxx	28700967	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.10552% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .10552%).			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789330	xxxxxx	28701086	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2023-07-21): SitusAMC received proof of receipt. Reviewer Comment (2023-07-20): Document 158, dated xxxxxx indicates borrower signed disclosure on xxxxxx	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789330	xxxxxx	28704778	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		Investor exception in file for xxxxxx property.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789330	xxxxxx	28705808	xxxxxx	07/06/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $122.35 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-07-05): Sufficient Cure Provided At Closing		07/05/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789330	xxxxxx	28705833	xxxxxx	07/06/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-18): Gap report provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789330	xxxxxx	28705965	xxxxxx	07/06/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $2,195.72 is less than AUS required disposable income of $2,500.00.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789283	xxxxxx	28685168	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789283	xxxxxx	28687449	xxxxxx	07/06/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The HOI policy does not reflect the replacement cost verbiage as required per FL overlays. Only the Windstorm Policy does.		Reviewer Comment (2023-07-27): RCE provided Reviewer Comment (2023-07-19): The same policy was provided that was in file at time of review. Further, RCE provided does not indicate where it came from.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789283	xxxxxx	28692623	xxxxxx	07/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI policy does not reflect the Entity as insured. Only the Windstorm Policy does.		Reviewer Comment (2023-07-19): Updated policy provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789283	xxxxxx	28744498	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	Foreign LLC Certificate of Good Standing or equivalent if entity not formed in subject property state	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-28): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-27): Per page 57 of the guidelines. States the cert of good standing is required in the subject property state, which is what a Foreign LLC Cert of Good Standing is. Subject property is in xxxxxx. Entity was formed in xxxxxx.  "Foreign LLC Certificate of Good Standing or equivalent if entity not formed in subject property state"

Reviewer Comment (2023-07-20): Situs AMC is not stating the Cert of Good Standing being provided is not a Cert of Good Standing. The LLC was formed in xxxxxx and is buying a property in xxxxxx. A Cert of Good Standing or equivalent for the LLC is required from the State of xxxxxx reflecting the LLC is registered there and can do business. This is an investor guideline requirement.

Reviewer Comment (2023-07-19): The document provided was in file at time of review. The LLC needs a Cert of Good Standing or equivalent from the State they are purchasing in since LLC was not originated in xxxxxx.
																	07/28/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790265	xxxxxx	28719158	xxxxxx	07/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790265	xxxxxx	28719261	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional xxxxxx)			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790265	xxxxxx	28721245	xxxxxx	07/07/2023	Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.		The borrower has only been employed since xxxxxx with no previous employment history as the application reflected the borrower was retired. The file contains an Investor exception.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790265	xxxxxx	28721438	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $560.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The Second Appraisal Fee increased from $0.00 on the initial Loan Estimate to $560.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-07-20): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. Reviewer Comment (2023-07-17): Appraisal fee seems to have been disclosed upon receipt of the invoice rather than when circumstances appeared that required the change. Cure is required.		07/20/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790265	xxxxxx	28721439	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10,780.00 exceeds tolerance of $10,670.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax increased from xxxxxx on the initial Loan Estimate to xxxxxx on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-07-20): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Reviewer Comment (2023-07-17): Fee increased on xxxxxx No VCC was located that would explain the increase.	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790265	xxxxxx	28721444	xxxxxx	07/07/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2023-07-12): Updated HOI provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790265	xxxxxx	28721513	xxxxxx	07/07/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.94 is less than Guideline PITIA months reserves of 9.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-19): The most recent statement we have in file is dated xxxxxx with a balance of $57,168.71 @ 70% =$40,018.10. The lender utilized a statement from 3/2023. Borrower does not have sufficient reserves. Reviewer Comment (2023-07-14): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. After total funds to close, borrower is short reserves.			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790265	xxxxxx	28722318	xxxxxx	07/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Full Doc Loans: Rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E. Further, for leases converted to month to month 2 months rent receipts are required. Only 1 month was provided as lease just expired in May.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-24): The ext does not clear this condition. The signed and dated tax returns are required with Schedule E. If they cannot be provided, the investor will need to waive with verified compensation factors.

Reviewer Comment (2023-07-19): Rents for 4/15, 5/15, and xxxxxx provided for property on xxxxxx. Pending receipt of: Rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E.

Reviewer Comment (2023-07-14): On the statement provided, there isn't a payment dated xxxxxx  The payment provided is xxxxxx and was already accounted for which matches the invoice from the management company. Provide the May deposit. Further, rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E which were not provided.
																	07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790265	xxxxxx	28722385	xxxxxx	07/07/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5.2023 mortgage payment for the properties on xxxxxx.		Reviewer Comment (2023-07-20): Additional bank statements provided reflecting payments Reviewer Comment (2023-07-14): The statement reflects 6.2023 payments being made. If the payments are for May then they would be considered late which is not allowed on xxxxxx.	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790265	xxxxxx	28786997	xxxxxx	07/20/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10,780.00 exceeds tolerance of $10,670.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2023-07-20): Sufficient Cure Provided At Closing		07/20/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789639	xxxxxx	28689723	xxxxxx	07/06/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789639	xxxxxx	28689931	xxxxxx	07/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert reflects the Seller as the seller of the property and not the Lender.		Reviewer Comment (2023-07-21): Updated BP cert provided	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792182	xxxxxx	28690535	xxxxxx	07/07/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2023-07-10): CPL provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792182	xxxxxx	28690550	xxxxxx	07/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792182	xxxxxx	28690894	xxxxxx	07/07/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Certificate reflects the city as xxxxxx; however, the Note reflects the city as xxxxxx.		Reviewer Comment (2023-07-25): Updated flood cert provided. Under address found. Reviewer Comment (2023-07-12): The Flood Cert provided still reflects xxxxxx as the xxxxxx. Reviewer Comment (2023-07-11): Additional trailing documents not located. Please try uploading again. Reviewer Comment (2023-07-10): All addresses must match	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792182	xxxxxx	28710903	xxxxxx	07/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The background report reflects a judgment for $3,275.23 that was not addressed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-11): This a guideline requirement regarding judgments and are not limited to judgements on title.			07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792182	xxxxxx	28710924	xxxxxx	07/07/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5.2023 mortgage payment for the borrower's primary residence.		Reviewer Comment (2023-07-10): Mtg statement provided reflecting NPD 6/1 with no lates.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787838	xxxxxx	28719668	xxxxxx	07/07/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-10): FTP provided	07/10/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787838	xxxxxx	28719673	xxxxxx	07/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787838	xxxxxx	28719804	xxxxxx	07/07/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-10): FTP provided	07/10/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787838	xxxxxx	28719880	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787838	xxxxxx	28719881	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787838	xxxxxx	28722073	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787838	xxxxxx	28722074	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787838	xxxxxx	28722081	xxxxxx	07/07/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $1,000.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $1.000.00 on the initial Loan Estimate to $1,200.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-07-11): SitusAMC received valid COC dated xxxxxx	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790910	xxxxxx	28690530	xxxxxx	07/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 4 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	790910	xxxxxx	28690572	xxxxxx	07/07/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	The xxxxxx CU has a score of 1.0, however the xxxxxx CU reflects not eligible for rep and warrant. In this case, a secondary valuation product will be required.		Reviewer Comment (2023-07-13): CDA provided	07/13/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	790910	xxxxxx	28691623	xxxxxx	07/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration per the HOA questionnaire is >60%.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 4 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	Reviewer Comment (2023-07-18): Client elects to waive with verified compensation factors			07/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28691288	xxxxxx	07/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28691325	xxxxxx	07/07/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-07-10): Final HUD provided	07/10/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28691327	xxxxxx	07/07/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-07-10): Estimated taxes for county provided due to new construction	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28691347	xxxxxx	07/07/2023	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		Master policy in file has expired.		Reviewer Comment (2023-07-14): Renewed policy provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28691663	xxxxxx	07/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a xxxxxx. The HOA questionnaire in file reflects that the HOA is not in control of the association as of 2024 and all common areas are not completed as required by guidelines. Investor exception in file, however comp factors are incorrect. DSCR is not > 1.15 and credit score is not 30+ points > minimum required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28692327	xxxxxx	07/07/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Blanket and HO6 reflect xxxxxx.		Reviewer Comment (2023-07-14): Updated polices provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28692328	xxxxxx	07/07/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal address does not reflect xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-24): Page 1 of a Note was provided removing xxxxxx and a mailing label reflecting delivered. If the address is updated, all pages of the executed Note are required, along with LOE to borrower and evidence of delivery to the borrower. Further, the DOT + riders and PPP addendum to the Note will need to be updated along with LOE to borrower, evidence of delivery to the borrower and Lender's Letter of Intent to Re-record, as well as any other document that reflects building 7.			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28711819	xxxxxx	07/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert reflects the seller as the seller of the property vs. the lender.		Reviewer Comment (2023-07-10): Additional corrected BP cert provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28711823	xxxxxx	07/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPL and Title address are missing xxxxxx. Further, the CPL reflects additional address numbers of xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation fators Reviewer Comment (2023-07-24): Page 1 of a Note was provided removing Building 7 and a mailing label reflecting delivered. If the address is updated, all pages of the executed Note are required, along with LOE to borrower and evidence of delivery to the borrower. Further, the DOT + riders and PPP addendum to the Note will need to be updated along with LOE to borrower, evidence of delivery to the borrower and Lender's Letter of Intent to Re-record, as well as any other document that reflects building 7.			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789507	xxxxxx	28712332	xxxxxx	07/07/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-10): Clearance LOE provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791165	xxxxxx	28691153	xxxxxx	07/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791165	xxxxxx	28691177	xxxxxx	07/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Foreign National borrower - guidelines require a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement. No evidence was located in the file.		Reviewer Comment (2023-07-12): Utility bill provided Reviewer Comment (2023-07-11): No new trailing documents provided. Please try uploading again.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787835	xxxxxx	28726637	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28728365	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The file is missing verification of mortgage for xxxxxx for the following properties: xxxxxx. The file is missing verification of mortgage for xxxxxx and xxxxxx for the following properties: xxxxxx. The file is missing the full 12 month history for the following properties: xxxxxx.	Reviewer Comment (2023-08-04): Additional histories provided

Reviewer Comment (2023-07-19): VOM's provided for xxxxxx. Pending receipt of the 5.2023 payment for xxxxxx as the gap report does not reflect these payments.

Reviewer Comment (2023-07-18): The gap report does not reflect the 5.2023 mortgage payment for xxxxxx. VOM's were not provided for xxxxxx.

Reviewer Comment (2023-07-11): 1) Removed xxxxxx as the VOM does not appear to be for our borrower. 2) The condition specifies what history is missing for which property. 12 months of history is missing completely for the properties on xxxxxx. The guidelines require a full 12 month mortgage history on all financed properties.
															08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28728494	xxxxxx	07/10/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Other Statement Other Other Other Other Other Other Other Other	The guidelines require proof of the two months of rental income receipt in order to use the rental income to qualify the loan. The following properties are missing both months of verification: xxxxxx. The following properties are missing only one month of verification; xxxxxx. The property located on xxxxxx is missing verification of the mortgage PITIA. The property located on xxxxxx is reflected as having a new mortgage, which the PITIA was not provided for the new mortgage.	Reviewer Comment (2023-08-04): Updated mortgage documentation provided for several properties. removed rental income from 8 properties that did not have rent receipts. DTI 49.20% which meets the requirements. Updated 1008 provided.

Reviewer Comment (2023-07-20): xxxxxx property statement provided. Pending Issue:  The borrower's DTI is at 42%. The income was miscalculated as the lender included transfers from one business to another which double counted the income. Removing the rental income from 9 properties will result in a excessive DTI > 50% which is the max. Also, 2 months rent receipts not provided for additional properties in which rental income was utilized to qualify.

Reviewer Comment (2023-07-19): Statement was not provided for xxxxxx property. Further, the borrower's DTI is at 42%. The income was miscalculated as the lender included transfers from one business to another which double counted the income. Removing the rental income from 9 properties will result in a excessive DTI > 50% which is the max. Also, 2 months rent receipts not provided for additional properties in which rental income was utilized to qualify.

Reviewer Comment (2023-07-18): PITIA provided for xxxxxx. The borrower's DTI is at 41%. The income was miscalculated as the lender included transfers from one business to another which double counted the income. Removing the rental income from 9 properties will result in a excessive DTI > 50% which is the max. Further, the statement was not provided for xxxxxx to support taxes and insurance were escrowed and included in the monthly payment and is required. Also, 2 months rent receipts not provided for additional properties in which rental income was utilized to qualify.
															08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28728566	xxxxxx	07/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower on the loan is a business entity that is owned by 2 other business entities. One business entity owns 35% of the borrowing entity. The second entity owns 65% of the borrowing entity, in which the guarantor owns 100% of; therefore, the guarantor owns 65% of the borrowing entity. The file does not authorization from the entity that owns 35% to allow the guarantor to complete the transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-11): This is not a duplicate condition. This condition is requiring the Unanimous Consent from the other owners to engage in the transaction.			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28728583	xxxxxx	07/10/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		The Final Closing Disclosure is cut off on the first, third, and fourth pages. A legible copy that is not cut off is required.		Reviewer Comment (2023-07-11): Clear copy of CD provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28728947	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for xxxxxx does not have Part I completed with the exception of the property address account in the name of, and account number. Further, VOM appears to be completed by a private party/non-institutional lender. 6 months cancelled checks will be required.		Reviewer Comment (2023-07-18): Completed VOM provided. Not from a private lender. Cancelled checks not required. Reviewer Comment (2023-07-11): 1) Per the original condition, the copy of the VOM for xxxxxx that the DD form has uploaded has no information completed in Part I outside of the property address, account in the name of, and account number. 2) There is a VOM in file with the address of xxxxxx however is in the name of xxxxxx which does not appear to be out borrower. Removed this address from condition and does not need to be addressed.	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28728949	xxxxxx	07/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-18): Gap report provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28728953	xxxxxx	07/10/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal in file has a completion date post-closing. Provide the appraisal completed prior to closing.		Reviewer Comment (2023-07-20): Origination appraisal provided Reviewer Comment (2023-07-18): The effective date is when the appraiser was assigned the report, the completion date is when they completed the report. The appraisal report completed prior to closing is required.	07/20/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28728979	xxxxxx	07/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower on the loan is a business entity that is owned by 2 other business entities. One business entity owns 35% of the borrowing entity. The second entity owns 65% of the borrowing entity, in which the guarantor owns 100% of; therefore, the guarantor owns 65% of the borrowing entity. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787835	xxxxxx	28888922	xxxxxx	08/08/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-08): Client elects to waive			08/08/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792103	xxxxxx	28728078	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792103	xxxxxx	28728088	xxxxxx	07/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-18): Gap report provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792103	xxxxxx	28729426	xxxxxx	07/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The loan file is missing an operating agreement for xxxxxx that is 100% owner of the vesting entity.		Reviewer Comment (2023-07-11): Ops Agreement provided	07/11/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792103	xxxxxx	28729887	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for xxxxxx does not have Part I completed with the exception of the property address account in the name of, and account number. Further, VOM appears to be completed by a private party/non-institutional lender. 6 months cancelled checks will be required.		Reviewer Comment (2023-07-18): Completed VOM provided. Not completed by a private lender/non-institutional lender. Cancelled checks not required. Reviewer Comment (2023-07-11): 1) Per the original condition, the copy of the VOM for xxxxxx that the DD form has uploaded has no information completed in Part I outside of the property address, account in the name of, and account number. 2) There is a VOM in file with the address of xxxxxx however is in the name of xxxxxx which does not appear to be out borrower. Removed this address from condition and does not need to be addressed.	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792103	xxxxxx	28729893	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The file is missing verification of mortgage for xxxxxx for the following properties: xxxxxx. The file is missing verification of mortgage for xxxxxx and xxxxxx for the following properties:xxxxxx. The file is missing the full 12 month history for the following properties: xxxxxx.	Reviewer Comment (2023-08-04): Additional history provided

Reviewer Comment (2023-07-19): VOM's provided for xxxxxx. Pending receipt of the 5.2023 payment for xxxxxx as the gap report does not reflect these payments.

Reviewer Comment (2023-07-18): The gap report does not reflect the 5.2023 mortgage payment for xxxxxx. VOM's were not provided for xxxxxx.

Reviewer Comment (2023-07-11): 1) Removed xxxxxx as the VOM does not appear to be for our borrower. 2) The condition specifies what history is missing for which property. 12 months of history is missing completely for the properties on xxxxxx. The guidelines require a full 12 month mortgage history on all financed properties.
															08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792103	xxxxxx	28730305	xxxxxx	07/10/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Other Other Other Other Other Statement Other Other Other Other Other Other Other Other	The guidelines require proof of the two months of rental income receipt in order to use the rental income to qualify the loan. The following properties are missing both months of verification: xxxxxx. The following properties are missing only one month of verification; xxxxxx. The property located on xxxxxx is missing verification of the mortgage PITIA. The property located on xxxxxx is reflected as having a new mortgage, which the PITIA was not provided for the new mortgage.	Reviewer Comment (2023-08-07): Deposit receipts provided

Reviewer Comment (2023-08-04): Removed rental income from 8 properties. DTI 49.95%. The other 2 loans utilized rental income and had 2 months rent receipt provided for the properties on xxxxxx. Please provide 2 months rent receipts for these properties.

Reviewer Comment (2023-07-19): xxxxxx property statement provided. Pending issue:  The borrower's DTI is at 42%. The income was miscalculated as the lender included transfers from one business to another which double counted the income. Removing the rental income from 9 properties will result in a excessive DTI > 50% which is the max. Also, 2 months rent receipts not provided for additional properties in which rental income was utilized to qualify.

Reviewer Comment (2023-07-19): Statement was not provided for xxxxxx property. Further, the borrower's DTI is at 42%. The income was miscalculated as the lender included transfers from one business to another which double counted the income. Removing the rental income from 9 properties will result in a excessive DTI > 50% which is the max. Also, 2 months rent receipts not provided for additional properties in which rental income was utilized to qualify.

Reviewer Comment (2023-07-18): PITIA provided for xxxxxx. The borrower's DTI is at 42%. The income was miscalculated as the lender included transfers from one business to another which double counted the income. Removing the rental income from 9 properties will result in a excessive DTI > 50% which is the max. Further, the statement was not provided for xxxxxx to support taxes and insurance were escrowed and included in the monthly payment and is required. Also, 2 months rent receipts not provided for additional properties in which rental income was utilized to qualify.
															08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792143	xxxxxx	28703055	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792143	xxxxxx	28727934	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		There are 18 mortgages on the credit report. Supplements updating the history were provided for 4 mortgage lien through 5.2023. Provide the updated histories for the remaining 14 mortgage histories.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The guidelines require no lates within the past 30 or 60 days and reference the credit report. The updated history is required.			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792143	xxxxxx	28727999	xxxxxx	07/10/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal: Address reflects xxxxxx	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors			07/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791981	xxxxxx	28703203	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791981	xxxxxx	28728044	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		There are 18 mortgages on the credit report. Supplements updating the history were provided for 4 mortgage lien through 5.2023. Provide the updated histories for the remaining 14 mortgage histories.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791028	xxxxxx	28708579	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791028	xxxxxx	28709449	xxxxxx	07/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraiser noted that there are no comps in area for subject xxxxxx property with one single family detached unit on the same property. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-07-10): Client elects to waive with verified compensation factors			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791028	xxxxxx	28727532	xxxxxx	07/10/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-11): Supplement provided	07/11/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790723	xxxxxx	28701657	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28701858	xxxxxx	07/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-13): UDM provided	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28701859	xxxxxx	07/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-07-12): Approval provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28701919	xxxxxx	07/10/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The Gift Letter in file does not reflect the date the gift funds were transferred as required per guidelines.		Reviewer Comment (2023-07-13): Per the client, since the spouse deposited the funds from the secured note only in her name per the note document in file to the joint bank account, these funds are not considered a gift and considered 100% of the borrower's funds as reflected in their guidelines regarding joint accounts. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28701967	xxxxxx	07/10/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28711653	xxxxxx	07/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a credit update to reflect the 05.2023 payment was made for the mortgage account reflecting on the credit report.		Reviewer Comment (2023-07-13): Supplement report provided	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28711660	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing 4 months of rental payment history for the Borrower's prior residence to complete a 12 month housing history. Investor exception in file, however comp factors are incorrect. DTI is not <=40%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28711717	xxxxxx	07/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-07-18): xxxxxx Purchase. Utilizing the guideline requirement for 1.25% Reviewer Comment (2023-07-18): The same document was provided that was previously provided. The tax cert for the county does not reflect the tax rate. Reviewer Comment (2023-07-14): The tax cert for the county does not reflect the tax rate. Reviewer Comment (2023-07-13): The tax cert from the county reflecting the tax rate is required	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28721262	xxxxxx	07/10/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 3.00% is less than Guideline required borrower's own funds of 10.00%.	All funds came from the non-borrower from loan proceeds and given as a gift to the borrower.		Reviewer Comment (2023-07-13): Per the client, since the spouse deposited the funds from the secured note only in her name per the note document in file to the joint bank account, these funds are not considered a gift and considered 100% of the borrower's funds as reflected in their guidelines regarding joint accounts. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790723	xxxxxx	28721263	xxxxxx	07/10/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Gift funds received into primary account. Gift funds cannot be utilized for reserves.		Reviewer Comment (2023-07-13): Per the client, since the spouse deposited the funds from the secured note only in her name per the note document in file to the joint bank account, these funds are not considered a gift and considered 100% of the borrower's funds as reflected in their guidelines regarding joint accounts. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790150	xxxxxx	28708861	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790593	xxxxxx	28708207	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790593	xxxxxx	28708273	xxxxxx	07/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal Report for subject property reflects xxxxxx, whereas DSCR files allows max acreage as 2 acres. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-10): Client elects to waive with verified compensation factors			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790971	xxxxxx	28708201	xxxxxx	07/10/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The insurance coverage should reflect one of the following: · 100% of the insurable value of the improvements, as established by the property insurer (including guaranteed replacement, if applicable); or · 100% of the Total Estimate of Cost-New per the appraiser; or · The unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2023-07-12): RCE provided Reviewer Comment (2023-07-11): The RCE provided policy number referenced does not match any policy in file.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790971	xxxxxx	28708209	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790971	xxxxxx	28708328	xxxxxx	07/10/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx	Received bank statement only covers 20 days period. Required recent bank statement covering 30 days period.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-02): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-26): A processor cert is not acceptable for transfer of account numbers. This must come from the bank. Further, the $250,000 deposit was not sourced per comments on xxxxxx and xxxxxx & 7/18

Reviewer Comment (2023-07-24): Banks merging would not change the account number. Prior to the banks merging, the borrower should have a previous account statement. Further, per comments on 7/18, there is a $250,000 deposit on 5/8 that was not sourced.

Reviewer Comment (2023-07-18): The statement provided is not for the account in question of 2011. Further, for the statement provided (5201), there is a large deposit of  $250,000 on 5/8 that was not sourced. Per guidelines, In any instance where not all pages are provided it is still required to source and document any unusually large deposits.

Reviewer Comment (2023-07-11): Seller requested back
																	08/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790971	xxxxxx	28727042	xxxxxx	07/10/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-11): Clearance report provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792144	xxxxxx	28710448	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792144	xxxxxx	28728109	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		There are 18 mortgages on the credit report. Supplements updating the history were provided for 4 mortgage lien through 5.2023. Provide the updated histories for the remaining 14 mortgage histories.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791892	xxxxxx	28709828	xxxxxx	07/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791892	xxxxxx	28728164	xxxxxx	07/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5.2023 mortgage payments for all liens on the credit report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The guidelines specify no 30 day or 60 lates and reference the history on the credit report. Update is required.			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789008	xxxxxx	28718260	xxxxxx	07/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789008	xxxxxx	28718515	xxxxxx	07/11/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The Affiliated Business Arrangement was not provided to the borrower until xxxxxx which is not within 3 business days of the application date.		Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789008	xxxxxx	28719142	xxxxxx	07/11/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing evidence of the xxxxxx mortgage payment for the property located on xxxxxx.		Reviewer Comment (2023-07-24): Supplement provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790580	xxxxxx	28710977	xxxxxx	07/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790580	xxxxxx	28710996	xxxxxx	07/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines allow 1x30 and 0x60 late payments in the last 12 months. The credit report reflects the borrower has a 1x30 and a 1x60 late payment in the last 12 months. The file contains an investor exception for 30 day mortgage lates; however, the exception does not mention the 60 late payment.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The investor granted the exception for this mortgage but did not include the late for the 60 days. If this is not required, the investor will need to advise on this.			07/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792142	xxxxxx	28710518	xxxxxx	07/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792142	xxxxxx	28710520	xxxxxx	07/11/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-07-19): xxxxxx CU score of 1.0 provided	07/19/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792142	xxxxxx	28727980	xxxxxx	07/11/2023	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		The guidelines require 6 months of rent loss insurance and the evidence of insurance in file does not confirm this coverage.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors			07/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792142	xxxxxx	28735263	xxxxxx	07/11/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage history for all mortgages that appear on credit through 5.2023.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The guidelines require no lates within the past 30 or 60 days and reference liens on credit report. Update is required.			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792142	xxxxxx	28735593	xxxxxx	07/11/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final Settlement Statement is not stamped certified or signed.		Reviewer Comment (2023-07-12): Final stamped SS provided	07/12/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792317	xxxxxx	28709422	xxxxxx	07/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792317	xxxxxx	28709433	xxxxxx	07/11/2023	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx	ID required for Key Principals/Non-Credit qualifying guarantors	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): Per the guidelines, an ID is required for Guarantors. xxxxxx is non-credit qualifying guarantor.			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792317	xxxxxx	28709451	xxxxxx	07/11/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	OFAC required for Key Principals/Non-Credit qualifying guarantors		Reviewer Comment (2023-07-12): OFAC provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792317	xxxxxx	28709454	xxxxxx	07/11/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Background Report required for Key Principals/Non-Credit qualifying guarantors		Reviewer Comment (2023-07-13): Background report provided Reviewer Comment (2023-07-12): xxxxxx is 50% owner therefore considered a Key Principal who is non-credit qualifying, Key Principals must have an background check performed.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792317	xxxxxx	28709465	xxxxxx	07/11/2023	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided				Reviewer Comment (2023-07-21): xxxxxx was used for market rent Reviewer Comment (2023-07-12): Per guidelines, a market rent survey 1007 must be provided and be within 120 days old of closing.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792317	xxxxxx	28735758	xxxxxx	07/11/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-18): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-18): Condition needs to be waived as it has been on all other loans. The investor has not advised that a separate rider is not required when approached regarding this scenario. Investor can elect to waive with valid compensation factors. Reviewer Comment (2023-07-12): Lender would like to waive			07/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792202	xxxxxx	28710454	xxxxxx	07/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792202	xxxxxx	28736109	xxxxxx	07/11/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage history for the lien on credit through 5.2023.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The guidelines specify no 30 day or 60 lates and reference the history on the credit report. Update is required.			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792202	xxxxxx	28736114	xxxxxx	07/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Entity as insured.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The Entity is the borrower therefore the HOI must reflect the Entity as insured.			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792316	xxxxxx	28710651	xxxxxx	07/11/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage history for the lien on credit through 5.2023.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The guidelines specify no 30 day or 60 lates and reference the history on the credit report. Update is required.			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792316	xxxxxx	28710654	xxxxxx	07/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792316	xxxxxx	28736228	xxxxxx	07/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOI does not reflect the Entity as insured.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): The Entity is the borrower there for the HOI must reflect the Entity as insured.			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789747	xxxxxx	28710179	xxxxxx	07/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789747	xxxxxx	28710180	xxxxxx	07/11/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-07-14): FTP provided	07/14/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789747	xxxxxx	28734849	xxxxxx	07/11/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		There are multiple title polices in file with the same date. One several of the policies, there is a xxxxxx (item #2) and a lien for $xxxxxx (item #3) on title that was not addressed. There is a satisfaction of lien/judgment in file, however the docket numbers do not match the ones on title.		Reviewer Comment (2023-07-14): Clear FTP provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791603	xxxxxx	28717822	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791797	xxxxxx	28720944	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791797	xxxxxx	28727937	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOA project and less than 50% of the units are occupied as a primary or second home residence per HOA questionnaire.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-24): The DD does not determine warrantable or non-warrantable as it is out of scope. Further, a lender attestation was not provided as to what makes this xxxxxx non-warrantable. Investor will need to elect to waive.			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790848	xxxxxx	28717251	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790848	xxxxxx	28758595	xxxxxx	07/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx overview report does not reflect a B grade or better (B-) as required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28727861	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-07-16): Final HUD provided	07/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28727862	xxxxxx	07/12/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Final			Reviewer Comment (2023-07-21): The final title policy was provided.	07/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28727867	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28727981	xxxxxx	07/12/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the closing date.		Reviewer Comment (2023-07-24): Updated HOI provided Reviewer Comment (2023-07-16): Wet States require the effective date of the insurance to be at or prior to closing. The disbursement date nor the borrower being out of the country has any bearing on this.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28728020	xxxxxx	07/12/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Final in file.			Reviewer Comment (2023-07-21): The final title policy was provided. Reviewer Comment (2023-07-21): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file. Reviewer Comment (2023-07-18): The FPT provided is not for the subject property.	07/21/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28728897	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is zoned xxxxxx per appraisal report, which is ineligible per guidelines. Investor exception in file, however comp factors are incorrect. Reserves are not 2 months above the minimum required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors			07/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28738069	xxxxxx	07/12/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Foreign Credit Reports are not allowed per guidelines to verify tradelines. investor exception in file, however comp factors are incorrect. Reserves are not 2 months above the minimum required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors			07/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28738127	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower to provide a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.		Reviewer Comment (2023-07-16): Utility bill provided	07/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787858	xxxxxx	28806834	xxxxxx	07/24/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.82 is less than Guideline PITIA months reserves of 6.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790927	xxxxxx	28710119	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790927	xxxxxx	28737378	xxxxxx	07/12/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: HO6 policy effective date is after closing. HO6 effective date is xxxxxx and loan closed xxxxxx .	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790705	xxxxxx	28718743	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2023-07-21): No Corporate Resolution for LLCs as the Investor waived the Operating Agreement requirement. Reviewer Comment (2023-07-21): An exception will need to be granted for both this condition and the Operating Agreement as one or the other is required and both are missing. Reviewer Comment (2023-07-14): if an Operating Agreement cannot be provided, the Borrowing Certificate is required.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790705	xxxxxx	28718745	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-14): if an Operating Agreement cannot be provided, the Borrowing Certificate is required.			07/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790705	xxxxxx	28718855	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-07-14): GA provided	07/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790705	xxxxxx	28718860	xxxxxx	07/12/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $100,000.00.	Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790705	xxxxxx	28718864	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790705	xxxxxx	28733663	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Cert in file did not disclose the use of the loan proceeds.		Reviewer Comment (2023-07-18): Update BP cert provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790705	xxxxxx	28733672	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The DOT + Riders reflect the loan closed in an Entity, however the signature does not reflect the Entity by Guarantor. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Reviewer Comment (2023-07-27): Delivery and LOI provided

Reviewer Comment (2023-07-27): Comments provided appear to be a loan number. Please see comments from 7/26: LOE and mailing label provided. Tracking only states label created. Must reflect at minimum in transit. Further, lender's letter of intent to re-record was not provided.

Reviewer Comment (2023-07-26): LOE and mailing label provided. Tracking only states label created. Must reflect at minimum in transit. Further, lender's letter of intent to re-record was not provided.

Reviewer Comment (2023-07-25): Received re-executed DOT + Rider. Pending receipt of LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.
															07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790705	xxxxxx	28738504	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan loan closed in an Entity, however the Note signature does not reflect the Entity by Guarantor. Provide the corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788548	xxxxxx	28728001	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. FICO score of 725 is 25 points above the minimum.	Reviewer Comment (2023-07-13): Client elects to waive			08/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788548	xxxxxx	28728098	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal is a one with an xxxxxx, the borrower split this xxxxxx, as noted on the appraisal, and is renting them out as xxxxxx in addition to renting the xxxxxx. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. FICO score of 725 is 25 points above the minimum.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788548	xxxxxx	28738248	xxxxxx	07/12/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Checks provided for verification of rent for xxxxxx, however a VOR nor lease agreement was provided to verify the terms. Further, the checks provided are not cancelled.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. FICO score of 725 is 25 points above the minimum.	Reviewer Comment (2023-08-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-28): VOR provided. Pending receipt of cancelled portions of the checks.			08/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788548	xxxxxx	28738284	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Each borrower signed their own set of closing documents.		Reviewer Comment (2023-07-13): Per investor email, investor collateral dept deems acceptable.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788548	xxxxxx	28738295	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The business purpose cert, occupancy cert, and guarantor agreement were not executed by all parties.		Reviewer Comment (2023-07-13): Bp Cert, Occ Cert and GA cert provided and executed.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788548	xxxxxx	28852352	xxxxxx	07/31/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects Owner Occupied.		Reviewer Comment (2023-08-04): Updated appraisal provided	08/04/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790689	xxxxxx	28718998	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2023-07-21): No Corporate Resolution for LLCs as the Investor waived the Operating Agreement requirement. Reviewer Comment (2023-07-21): An exception will need to be granted for both this condition and the Operating Agreement as one or the other is required and both are missing. Reviewer Comment (2023-07-14): if an Operating Agreement cannot be provided, the Borrowing Certificate is required.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790689	xxxxxx	28719000	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-07-14): GA provided	07/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790689	xxxxxx	28719001	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-14): if an Operating Agreement cannot be provided, the Borrowing Certificate is required.			07/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790689	xxxxxx	28719189	xxxxxx	07/12/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.36 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.50.	Investor exception in file for DSCR < 1.50 and loan amount < $150,000.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790689	xxxxxx	28719191	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790689	xxxxxx	28719246	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT + Riders reflect the loan closed in an Entity, however the signature does not reflect the Entity by Guarantor. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2023-07-27): Delivery and LOI provided Reviewer Comment (2023-07-26): Received LOE and mailing label. Tracking reflects label only created. Must reflect at minimum in transit. Further, the lender's letter of intent to re-record was not provided. Reviewer Comment (2023-07-25): Received corrected and executed DOT + Rider. Pending receipt of LOE to borrower, evidence of delivery to borrower, and Lender's Letter of Intent to Re-record.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790689	xxxxxx	28719255	xxxxxx	07/12/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan loan closed in an Entity, however the Note signature does not reflect the Entity by Guarantor. Provide the corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791172	xxxxxx	28717315	xxxxxx	07/12/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-07-26): Final HUD provided Reviewer Comment (2023-07-25): The document provided is not signed/stamped certified. Reviewer Comment (2023-07-19): Signed HUD-1 provided, however the disbursement date is prior to the consummation date. Reviewer Comment (2023-07-14): No new documents provided. See comments from 7/14: The HUD 1 provided is not signed/stamped certified Reviewer Comment (2023-07-14): The HUD 1 provided is not signed/stamped certified	07/26/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791172	xxxxxx	28717317	xxxxxx	07/12/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Coverage must be in an amount equal to or greater than the lesser of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or • the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements.		Reviewer Comment (2023-07-14): RCE provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791172	xxxxxx	28717330	xxxxxx	07/12/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791172	xxxxxx	28717357	xxxxxx	07/12/2023	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx	ID required for Key Principals/Non-Credit qualifying Guarantors	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-17): Please review the comments from 7/14: ID is required per guidelines for Guarantors. xxxxxx is a non-credit qualifying guarantor. Reviewer Comment (2023-07-14): Please review the comments from 7/14: ID is required per guidelines for Guarantors. xxxxxx is a non-credit qualifying guarantor. Reviewer Comment (2023-07-14): ID is required per guidelines for Guarantors. xxxxxx is a non-credit qualifying guarantor.			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791172	xxxxxx	28717392	xxxxxx	07/12/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	OFAC required for Key Principals/Non-Credit qualifying Guarantors		Reviewer Comment (2023-07-14): OFAC provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791172	xxxxxx	28717408	xxxxxx	07/12/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Background report required for Key Principals/Non-Credit qualifying Guarantors		Reviewer Comment (2023-07-14): Background provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791172	xxxxxx	28734253	xxxxxx	07/12/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Verification of Mortgage in file did not disclose the property address, lender, nor the applicant's name being referenced.		Reviewer Comment (2023-07-14): VOM provided Reviewer Comment (2023-07-14): The VOM provided is still blank for all of Part I with the exception of Signature of items 2, 3, 4, and 9.	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789528	xxxxxx	28725363	xxxxxx	07/13/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Based on the Final 1003 and transfer of funds, remaining gift was for $20,000 vs $50,000. Provide the updated and executed gift letter with all guideline requirement information.		Reviewer Comment (2023-07-17): Corrected 1003 provided. $20K was not a gift Reviewer Comment (2023-07-17): Email to investor: The seller lists the $20K as a gift on their Final 1003. If the funds are not a gift, then they need to provide the updated 1003.	07/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789528	xxxxxx	28725379	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790438	xxxxxx	28727142	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790438	xxxxxx	28743794	xxxxxx	07/13/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the Perm Resident Card for xxxxxx.		Reviewer Comment (2023-07-14): Perm resident card provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791253	xxxxxx	28727079	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791253	xxxxxx	28727463	xxxxxx	07/13/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-19): E-Consent provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791253	xxxxxx	28727482	xxxxxx	07/13/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Tax Verification			Reviewer Comment (2023-07-25): Tax Cert provided	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791253	xxxxxx	28727486	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.60399% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.60399%).			Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791253	xxxxxx	28727498	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2023-07-24): SitusAMC received CD and VCC. Reviewer Comment (2023-07-20): No xxxxxx CD was located in the loan file. Please provide xxxxxx CD for testing.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791253	xxxxxx	28727644	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	TRID non-compliant. Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure.		Reviewer Comment (2023-07-20): SitusAMC received Seller CD.	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792385	xxxxxx	28727683	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28727918	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28727922	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Borrower not provided with list of service providers.		Reviewer Comment (2023-07-20): SitusAMC received SSPL	07/20/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28727995	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial CD not provided.		Reviewer Comment (2023-07-18): SitusAMC received xxxxxx CD 3 business days prior to consummation.	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28728099	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,974.58 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Point fee was charged $2974.58 on the final Closing Disclosure without a sufficient cure to borrower.		Reviewer Comment (2023-07-20): SitusAMC received CD dated xxxxxx	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792385	xxxxxx	28728101	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection fee was charged $200.00 on the final Closing Disclosure without a sufficient cure to borrower.	Reviewer Comment (2023-07-27): SitusAMC received valid COC

Reviewer Comment (2023-07-25): SitusAMC received invoice however we still require valid COC with additional information to specify why the fee was added and also as per appraisal report it was completed "as is". Please provide valid COC with sufficient information or cure is required. Cure consists of PCCD, LOE, proof of mailing & copy of refund check

Reviewer Comment (2023-07-24): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the fee was added as it only states appraisal reinspection fee added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-07-21): SitusAMC received CD dated xxxxxx . but, provided corresponding COC dated xxxxxx does not give sufficient information for the fee requirement. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792385	xxxxxx	28728147	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,627.00 exceeds tolerance of $4,659.00 plus 10% or $5,124.90. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $5,627.00 exceeds tolerance of $4,659.00 plus 10% or $5,124.90. The final closing disclosure reflected an increase in fees of the discount points, originator compensation and an appraisal re-inspection fee. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-07-20): SitusAMC received SSPL and CDs	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792385	xxxxxx	28728149	xxxxxx	07/13/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-18): E-Consent provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28735888	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Reviewer Comment (2023-07-18): Disclosure tracking provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28735889	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Reviewer Comment (2023-07-18): Disclosure tracking provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28743047	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $7,436.44 exceeds tolerance of $6,875.00. Insufficient or no cure was provided to the borrower. (7326)	The Loan Originator Compensation Fee increased from $6,875.00 on the initial Loan Estimate to $7,436.44 on the final Closing Disclosure without a sufficient cure to borrower.		Reviewer Comment (2023-07-20): SitusAMC received CD dated xxxxxx	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790176	xxxxxx	28725432	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790176	xxxxxx	28734155	xxxxxx	07/13/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The file contains a gap report; however, the report has an end date of xxxxxx which is not within 10 days of the closing.		Reviewer Comment (2023-07-14): Gap provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790176	xxxxxx	28745662	xxxxxx	07/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The decline in income between 12 and 24 months is > 20%. Utilizing the 12 month average, the DTI is > 43% which is the max per guidelines.		Reviewer Comment (2023-07-24): Client requested re-review to xxxxxx. Utilizing 12 month average income yields a DTI of 43.41$. xxxxxx allows for FTHB renting primary up to 45%. Reviewer Comment (2023-07-24): Loan is in rotation for review. Once completed, loan file will be updated.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790542	xxxxxx	28735224	xxxxxx	07/13/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note & Note PPP addendum do not reflect the Business Entity. Only reflects the individual. The signature should reflect the Entity by Guarantor. Provide the corrected and executed Note + Addendum, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790542	xxxxxx	28735272	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790542	xxxxxx	28735435	xxxxxx	07/13/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $2,000,000.00.	The subject property is in a state or xxxxxx and the maximum loan amount is limited to $2,000,000.00. The loan is approved with xxxxxx Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791171	xxxxxx	28732221	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791171	xxxxxx	28732226	xxxxxx	07/13/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Please provide updated mortgage payments for 5/2023 & 6.2023 for the lien on credit. Per guidelines 0x30x12 and 0x60x48 is required.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791989	xxxxxx	28742655	xxxxxx	07/13/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal report reflects the xxxxxx are tenant occupied on a refinance transaction. The guidelines require a copy of the lease agreements for all units. If leases are expired and converted to month to month, 2 months rent receipts will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-16): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-13): A 5% reduction is only allowed if the property is not leased., The appraisal report reflects all xxxxxx are tenant occupied, therefore the guideline requirements must be met.			07/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791989	xxxxxx	28742874	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791989	xxxxxx	28772358	xxxxxx	07/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per investor, the lowest allowable margin is 6.5%. The loan closed with a 4.5% margin. Provide the corrected and executed Note, DOT, and ARM rider along with an LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2023-07-20): All corrected and executed documents provided along with LOE, LOI and evidence of delivery.	07/20/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792318	xxxxxx	28733262	xxxxxx	07/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-07-19): BP cert provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792318	xxxxxx	28733263	xxxxxx	07/13/2023	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2023-07-19): BP cert provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792318	xxxxxx	28733264	xxxxxx	07/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2023-07-21): The entity certificate was provided. Reviewer Comment (2023-07-19): The Entity Certificate was not provided.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792318	xxxxxx	28733273	xxxxxx	07/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-07-21): The Guarantor Agreement was provided. Reviewer Comment (2023-07-19): The Loan and Security Agreement was provided. The condition is calling for the Guarantor Agreement.	07/21/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792318	xxxxxx	28733295	xxxxxx	07/13/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require the housing history to be documented up to 30 day's prior to note date. The primary residence housing payment is reflected through xxxxxx . The loan closed in xxxxxx . The loan is missing evidence of the xxxxxx payment.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792318	xxxxxx	28733337	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792318	xxxxxx	28738456	xxxxxx	07/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2023-07-19): NOO provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792318	xxxxxx	28743303	xxxxxx	07/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the application, xxxxxx is a Key Principal/Non-Credit qualifying Guarantor. Provide the background report, ID, and OFAC search.		Reviewer Comment (2023-07-19): Documents provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790742	xxxxxx	28736001	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxxxx	790742	xxxxxx	28738064	xxxxxx	07/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal reflects the property is a leasehold; however, the title commitment reflects Fee Simple.		Reviewer Comment (2023-07-21): A corrected appraisal was provided reflecting 'Fee Simple'.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxxxx	790742	xxxxxx	28744834	xxxxxx	07/13/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		The guidelines do not allow properties in which the association has an open litigation case. The HOA Questionnaire confirms the subject association has an open litigation case. The file contains an Investor exception.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors. The litigation is not applicable to our borrower or specific to the subject unit. Litigation does not affect the structural integrity or safety of the property.			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxxxx	790900	xxxxxx	28734118	xxxxxx	07/13/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 4 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-07-12): Client elects to waive			08/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790900	xxxxxx	28738861	xxxxxx	07/13/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing 6 months cancelled checks for the subject property mortgage payment per guidelines as the VOM is to a private party.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 4 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-08-03): Client elects to waive with verified compensation factors			08/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790900	xxxxxx	28738869	xxxxxx	07/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Entity as insured.		Reviewer Comment (2023-07-18): Updated HOI provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790900	xxxxxx	28744944	xxxxxx	07/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the borrowIng entity.		Reviewer Comment (2023-07-24): Deed provided Reviewer Comment (2023-07-18): The DOT was provided which is not the same as the warranty/quit claim deed transferring the property to the LLC.	07/24/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791049	xxxxxx	28735157	xxxxxx	07/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28735160	xxxxxx	07/14/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-18): FTP provided	07/18/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28735216	xxxxxx	07/14/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2023-07-18): FTP provided	07/18/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28735564	xxxxxx	07/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide 6 months cancelled checks for the VOM for xxxxxx (non-institutional lender) and for xxxxxx, provide the 5.2023 cancelled checks, complete 4.2023 cancelled check payment (only $3,000 accounted for when payment is $5,000), and the 2.2023 cancelled check.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-25): There is no indication of who prepared the spreadsheet and the VOM does not verify any credit made or applied to different months.

Reviewer Comment (2023-07-20): 1) 5.2023 payment provided 2) 4.2023 payment only $3,000 provided, The spreadsheet provided reflects $2,000 apply credit which it is unknown what it means. $7,000 was paid in 5.2023 so it appears the 4.2023 was a partial payment with the remainder made in May. 3) There is no evidence that the borrower was paying ahead. The ledger shows the Jan Payments are for Feb and Dec payments are for Jan. 4) The Note was not provided to support xxxxxx is xxxxxx.
																	07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28735572	xxxxxx	07/14/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.92 is less than Guideline PITIA months reserves of 3.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-18): Client requested re-underwrite to xxxxxx. Reviewer Comment (2023-07-18): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 2.92 is less than Guideline PITIA months reserves of 6.00.			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28736634	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The disclosure is signed and dated at closing.		Reviewer Comment (2023-07-18): Earlier ARM disclosure provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28750109	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28750110	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.69371% or Final Disclosure APR of 9.72300% is equal to or greater than the threshold of APOR 7.06% + 1.5%, or 8.56000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2023-07-20): Delivery provided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28750111	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-07-20): Delivery provided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28750112	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The CHARM Booklet in file is not dated nor is there is evidence of delivery when the disclosure was provided.		Reviewer Comment (2023-07-20): CHARM booklet and delivery provided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791049	xxxxxx	28750179	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791784	xxxxxx	28734170	xxxxxx	07/14/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-19): E-Consent provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791784	xxxxxx	28734179	xxxxxx	07/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791784	xxxxxx	28736011	xxxxxx	07/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require the most recent 12 months of housing history to be documented up to the month of closing. The loan closed in xxxxxx ; therefore, history through xxxxxx is required. The credit report reflects history through xxxxxx for the property located on xxxxxx, in addition, the personal bank statements verify payments for xxxxxx and xxxxxx . The payment history from xxxxxx through xxxxxx is required to be documented.		Reviewer Comment (2023-07-24): Supplement provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791784	xxxxxx	28751382	xxxxxx	07/14/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-07-26): Updated HOI received	07/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789750	xxxxxx	28735211	xxxxxx	07/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-31): Client elects to waive with verified compensation factors			07/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789750	xxxxxx	28735214	xxxxxx	07/14/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing Fraud Report for both Guarantors.		Reviewer Comment (2023-07-20): Fraud Report provided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789750	xxxxxx	28735215	xxxxxx	07/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-26): Per guidelines, articles of org, partnership, inc, and/or Operating Agreement is required. Reflects and therefore Ops Agreement is required.			07/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789750	xxxxxx	28735348	xxxxxx	07/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791790	xxxxxx	28732329	xxxxxx	07/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791790	xxxxxx	28732379	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.76208% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .76208%).			Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791790	xxxxxx	28732380	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2023-07-24): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2023-07-20): SitusAMC received e-consent dated xxxxxx . The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
																	07/24/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791790	xxxxxx	28732660	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $636.50 exceeds tolerance of $441.00 plus 10% or $485.10. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fees increased from $441.00 on the initial Loan Estimate to $636.50 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-07-20): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791790	xxxxxx	28732661	xxxxxx	07/14/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,731.90 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased from $0.00 on the initial Loan Estimate to $7,732.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-07-20): SitusAMC received COC and e-consent	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791790	xxxxxx	28735269	xxxxxx	07/14/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		The guidelines do not allow xxxxxx properties. The appraisal report reflects the property is located in xxxxxx. The file contains a Lender exception, however investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791790	xxxxxx	28787567	xxxxxx	07/20/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $636.50 exceeds tolerance of $441.00 plus 10% or $485.10. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”		Reviewer Comment (2023-07-20): Sufficient Cure Provided At Closing		07/20/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789351	xxxxxx	28733589	xxxxxx	07/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789351	xxxxxx	28742380	xxxxxx	07/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not list the Trust as insured.		Reviewer Comment (2023-07-24): Per the client, this is no longer a requirement. The individual name is acceptable.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789351	xxxxxx	28742479	xxxxxx	07/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2023-07-24): Patriot Act provided Reviewer Comment (2023-07-24): No new documentation received. Please try uploading again.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789351	xxxxxx	28751794	xxxxxx	07/14/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.		The CPL does not list the Trust as insured.		Reviewer Comment (2023-07-24): Per the client, this is no longer a requirement. The CPL is not required nor requires corrections.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792319	xxxxxx	28732614	xxxxxx	07/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792319	xxxxxx	28741831	xxxxxx	07/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower had a 1x30 mortgage late within the past 12 months. Lender approved exception in file with a price hit of .25%. Investor to approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792319	xxxxxx	28752420	xxxxxx	07/14/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792319	xxxxxx	28752496	xxxxxx	07/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note and DOT are not executed by xxxxxx.		Reviewer Comment (2023-07-20): Executed Note and DOT provided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792320	xxxxxx	28733865	xxxxxx	07/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception in file for guarantor having 1x30 mortgage late in the past 12 months. Investor to approve.	xxxxxx for 19.50 years and has owned and managed 12 or more properties.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxxxx	792320	xxxxxx	28733900	xxxxxx	07/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	xxxxxx for 19.50 years and has owned and managed 12 or more properties.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxxxx	792320	xxxxxx	28752497	xxxxxx	07/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note is not executed by xxxxxx.		Reviewer Comment (2023-07-19): Executed Note provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxxxx	792320	xxxxxx	28752568	xxxxxx	07/14/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			xxxxxx for 19.50 years and has owned and managed 12 or more properties.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxxxx	791041	xxxxxx	28741672	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791041	xxxxxx	28758308	xxxxxx	07/17/2023	Credit	Missing Document	General	Missing Document	Missing Document: Cancelled Check(s) not provided		VOR for the borrower's primary residence is from a private/non-instititual landlord. Provide an additional 5 months bank statements/cancelled checks. 6.2023 payment on bank statement in file.		Reviewer Comment (2023-07-24): Pay history ledger provided Reviewer Comment (2023-07-18): A Real Estate company is not a property management company/property manager. Looked up company on the internet and they are also not listed as a property management company. The LLC is considered a non-institutional/private landlord. Cancelled checks are required.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789569	xxxxxx	28740532	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789569	xxxxxx	28741034	xxxxxx	07/17/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The business purpose cert is only signed but blank. (i.e. where seller should be it just says seller vs. the lender name, etc)		Reviewer Comment (2023-08-02): Updated BP cert provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789569	xxxxxx	28758424	xxxxxx	07/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Trust as insured.		Reviewer Comment (2023-07-27): Updated HOI provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789493	xxxxxx	28741914	xxxxxx	07/17/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-07-19): BP Cert provided. Investor advised this document is acceptable.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789493	xxxxxx	28741930	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-16): Client elects to waive			07/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791860	xxxxxx	28742356	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791860	xxxxxx	28743182	xxxxxx	07/17/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM is missing for the xxxxxx 2nd mortgage on the primary residence to confirm the 4/2023, 5/2023 & 6/2023 payments were made on time and that the loan was current at time of closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791923	xxxxxx	28742420	xxxxxx	07/17/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2023-07-18): Blanket Flood Policy provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791923	xxxxxx	28742423	xxxxxx	07/17/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-07-19): Master HOI provided Reviewer Comment (2023-07-18): Only the HO6 was provided. Provide the Blanket HOI.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791923	xxxxxx	28742424	xxxxxx	07/17/2023	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided				Reviewer Comment (2023-07-18): 1007 provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791923	xxxxxx	28742462	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791923	xxxxxx	28742471	xxxxxx	07/17/2023	Credit	Insurance	Insurance Documentation	Insurance	Flood Insurance Error: Insurance premium was not provided.		File is missing a copy of the Flood Insurance policy.		Reviewer Comment (2023-07-18): Blanket Policy provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791923	xxxxxx	28759836	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.				Reviewer Comment (2023-07-18): Blanket Policy provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790779	xxxxxx	28740320	xxxxxx	07/17/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		If no Operating Agreement, provide the Borrowing Cert fully completed. Missing the lender's name next to Seller.		Reviewer Comment (2023-07-24): Borrowing Cert provided Reviewer Comment (2023-07-19): The LLC name needs to be where Borrower is. Reviewer Comment (2023-07-18): None of the documents provided are fully completed. The name of the LLC is missing from all docs and the Initial Resolution is only signed and is blank.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790779	xxxxxx	28740329	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-14): Client elect to waive with verified compensation factors			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789989	xxxxxx	28740294	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789989	xxxxxx	28758093	xxxxxx	07/17/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Foreign LLC Certificate of Good Standing or equivalent if entity not formed in subject property state		Reviewer Comment (2023-07-25): COGS provided from xxxxxx. Reviewer Comment (2023-07-24): The condition is not asking for a Cert of Good Standing in the State it was formed in. The LLC was formed in xxxxxx and is refinancing a property in xxxxxx. Document provided is an application for Cert of Authority to do business in xxxxxx. Provide the approval or cert of good standing from xxxxxx for LLC. Reviewer Comment (2023-07-17): Document provided is an application for Cert of Authority to do business in xxxxxx. Provide the approval or cert of good standing from xxxxxx for LLC.	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789989	xxxxxx	28758150	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		xxxxxx property: o A property is classified as xxxxxx if: ▪ The appraiser indicates in the neighborhood section of the report a xxxxxx location; or ▪ The following two (2) conditions exist: ▫ The property is located on a gravel road, and ▫ Two of the three comparable properties are more than xxxxxx the subject property. Per the appraisal, property is located on xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-18): Client elects to waive with verified compensation factors			07/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790571	xxxxxx	28742603	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791780	xxxxxx	28743237	xxxxxx	07/17/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-08-16): HOI provided	08/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791780	xxxxxx	28743253	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-16): Client elects to waive			07/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790564	xxxxxx	28743568	xxxxxx	07/17/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-18): FTP provided	07/18/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790564	xxxxxx	28743586	xxxxxx	07/17/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-18): FTP provided	07/18/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790564	xxxxxx	28743626	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-16): Client elects to waive			07/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790564	xxxxxx	28762669	xxxxxx	07/17/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Only Certificate of Liability Insurance is in file which is not the property insurance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-03): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-01): The same policy was provided but just with complete dec page. This policy does not have dwelling coverage but just commercial general liability coverage which is not the same thing. Reviewer Comment (2023-08-01): No new trailing documents received. Please try uploading again.			08/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790564	xxxxxx	28762671	xxxxxx	07/17/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lease for xxxxxx has expired. Provide the ext of lease or 2 months rent receipt. Further, leases for xxxxxx are missing.		Reviewer Comment (2023-07-18): xxxxxx month to month and estoppels provided for xxxxxx is month to month.	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792470	xxxxxx	28743108	xxxxxx	07/17/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792470	xxxxxx	28743126	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792470	xxxxxx	28744690	xxxxxx	07/17/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	The verified DSCR ratio is below .75; therefore, the maximum LTV allowed is 70%. The loan closed with an LTV of 75%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-18): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-18): No new documents send in for this condition. The LOE from the investor only references the acreage exception. Investor can elect to waive with verified compensation factors.			07/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792470	xxxxxx	28744701	xxxxxx	07/17/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-18): Clearance report provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792470	xxxxxx	28757834	xxxxxx	07/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines allow properties up to 2-acres. The subject property has xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-18): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-18): Lender would like to waive based on email sent to investor			07/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790437	xxxxxx	28741717	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790437	xxxxxx	28744511	xxxxxx	07/17/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate does not reflect both unit numbers.		Reviewer Comment (2023-07-18): Updated flood cert provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792237	xxxxxx	28743037	xxxxxx	07/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-16): Client elects to waive			07/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792237	xxxxxx	28743042	xxxxxx	07/17/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-21): FTP provided	07/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792237	xxxxxx	28745397	xxxxxx	07/17/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the Disbursement Date.	Hazard Insurance Policy Effective Date xxxxxx ; Disbursement date: xxxxxx	Dry State: The HO6 effective date is after the disbursement date.		Reviewer Comment (2023-07-26): Final stamped SS provided Reviewer Comment (2023-07-26): No new documents received. Please try uploading again. Reviewer Comment (2023-07-21): The Final CD we have in file has a disbursement date of xxxxxx and the Final Settlement Statement in file has a disbursement date of xxxxxx but is not signed/stamped certified. Provide the signed/stamped certified settlement statement.	07/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792237	xxxxxx	28762680	xxxxxx	07/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The blanket policy does not reflect the subject property address.	Reviewer Comment (2023-08-04): Updated blanket policy provided

Reviewer Comment (2023-08-03): The blanket policy provided is only 1 page and doe snot reflet the subject property address. It reflects the borrower's name the mortgagee+ISAOA and the loan number.

Reviewer Comment (2023-08-03): The blanket provided still does not reflect the subject property address.

Reviewer Comment (2023-07-28): Regardless if the property is a blanket for the attached PUD, it must reflect that the subject property address is insured. Please provide the updated blanket policy.

Reviewer Comment (2023-07-25): The HO6 does not clear this condition.The blanket HOI policy must reflect the subject property address.

Reviewer Comment (2023-07-21): The title policy does not clear this condition. The blanket HOI policy must reflect the subject property address.
															08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792237	xxxxxx	28800515	xxxxxx	07/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title does not contain the PUD endorsement.		Reviewer Comment (2023-07-26): Updated FTP provided Reviewer Comment (2023-07-26): No new documents received. Please try uploading again.	07/26/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790987	xxxxxx	28750051	xxxxxx	07/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790987	xxxxxx	28750470	xxxxxx	07/18/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.36836% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .36836%).			Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792683	xxxxxx	28749697	xxxxxx	07/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792683	xxxxxx	28749800	xxxxxx	07/18/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Receipt for funds and wire confirmation for gift funds reflects an amount of $126,442.57; however, gift letter reflects a gift amount of $130,000. A revised gift letter is required reflecting the correct gift amount of $126,442.57.		Reviewer Comment (2023-07-21): Updated gift letter provided	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792683	xxxxxx	28749876	xxxxxx	07/18/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792683	xxxxxx	28749877	xxxxxx	07/18/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.17448% or Final Disclosure APR of 9.24500% is equal to or greater than the threshold of APOR 7.11% + 1.5%, or 8.61000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to closing.		Reviewer Comment (2023-07-19): Delivery provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792683	xxxxxx	28749878	xxxxxx	07/18/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-07-19): Delivery provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792683	xxxxxx	28765786	xxxxxx	07/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence the lease for the VOR has terminated/bought out or is on a month to month. Borrower just started lease 5.2023.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792760	xxxxxx	28747525	xxxxxx	07/18/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-07-21): COGS provided Reviewer Comment (2023-07-20): The document provided does not reflect what business this is for.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792760	xxxxxx	28747618	xxxxxx	07/18/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 665 is less than Guideline representative FICO score of 680.	The guidelines require a 680 minimum FICO for First Time Investors.		Reviewer Comment (2023-07-24): Property profile report provided verifying LLC has owned an investment property since 2014.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792760	xxxxxx	28747634	xxxxxx	07/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792760	xxxxxx	28748561	xxxxxx	07/18/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Verification of the primary mortgage payment for 6/2023 is missing from the file.		Reviewer Comment (2023-07-24): Supplement provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792760	xxxxxx	28766867	xxxxxx	07/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HUD-1 reflects escrows were collected on line 1006 for $1,283 but does not specify what for. Taxes and insurance must be escrowed unless the borrower meets certain requirement's for a waiver of one or both.		Reviewer Comment (2023-07-20): Updated HUD-1 proviided	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28749452	xxxxxx	07/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28749456	xxxxxx	07/18/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: Zip code does not match the Note.		Reviewer Comment (2023-07-24): Corrected Note provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28749491	xxxxxx	07/18/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Zip code does not match the Note.		Reviewer Comment (2023-07-24): Corrected Note provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28749493	xxxxxx	07/18/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Zip code does not match the Note.		Reviewer Comment (2023-07-24): Corrected Note provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28750912	xxxxxx	07/18/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-27): The LOE does not clear this condition. Either the Operating Agreement or Borrowing Certificate needs to be provided.			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28751559	xxxxxx	07/18/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		File is missing the Deed executed at closing transferring ownership from the guarantor to the business entity.		Reviewer Comment (2023-07-27): Deed provided	07/27/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28766426	xxxxxx	07/18/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	A VOR was provided, however reflects the information verified is for the subject property vs. the borrower's primary residence. Further, VOR is from a private landlord. 6 months cancelled checks are required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-15): Client elects to waive with verified compensation factors

Reviewer Comment (2023-08-07): VOR provided. Pending receipt of the canceled check for 5.2023 payment

Reviewer Comment (2023-08-03): The same documents were provided that were previously provided. See comments from 7/31: The corrected VOR and 6 months canceled were provided, however where it says please initial and date was left blank for correction and the most recent 6 months cancelled checks were not provided. Provide the cancelled check for the 5/2023 payment.

Reviewer Comment (2023-08-02): The corrected VOR and 6 months canceled were provided, however where it says please initial and date was left blank for correction and the most recent 6 months cancelled checks were not provided. Provide the cancelled check for the 5/2023 payment. The checks provided are not for the VOR.

Reviewer Comment (2023-07-31): The corrected VOR and 6 months canceled were provided, however where it says please initial and date was left blank for correction and the most recent 6 months cancelled checks were not provided. Provide the cancelled check for the 5/2023 payment.
																	08/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28766440	xxxxxx	07/18/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.		The CPL does not reflect the Entity as insured.		Reviewer Comment (2023-07-27): Updated CPL provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28766448	xxxxxx	07/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Entity as insured.		Reviewer Comment (2023-07-27): Updated HOI provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28766459	xxxxxx	07/18/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-27): The LOE does not clear this condition. Either the Operating Agreement or Borrowing Certificate needs to be provided.			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28766469	xxxxxx	07/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Perm Resident without a VISA. Investor exception in file, however comp factors are incorrect. Credit score is not 30+ points above minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-18): Client elects to waive with verified compensation factors			07/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28806880	xxxxxx	07/24/2023	Credit	System	General	System	Security Instrument address does not match Note address.		The zip code does not match the new and corrected Note provided. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-03): The LOE from title addresses the LOI. Still required is the LOE ot borrower and evidence of delivery to the borrower. Reviewer Comment (2023-07-31): Received corrected DOT + Riders. Pending receipt of LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.			08/09/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28806890	xxxxxx	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected and executed Note and PPP addendum provided with updated zip code along with evidence of delivery to the borrower. The LOE to borrower was not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors			07/27/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790912	xxxxxx	28806910	xxxxxx	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CPL and Title zip code does not match the Note		Reviewer Comment (2023-07-24): Corrected Note provided	07/24/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791702	xxxxxx	28749091	xxxxxx	07/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791702	xxxxxx	28749199	xxxxxx	07/18/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Borrower is First Time Investor. The guidelines allow a maximum LTV of 75%. Loan closed with an LTV of 80%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791702	xxxxxx	28749472	xxxxxx	07/18/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The file contains a gift letter for the amount of $60,000; however, the wire confirmation and deposit receipt confirms the gift was for $61,600.84. An updated gift letter with the corrected gift amount is required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791668	xxxxxx	28766015	xxxxxx	07/18/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-21): Fraud Report provided	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791668	xxxxxx	28766037	xxxxxx	07/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791192	xxxxxx	28749684	xxxxxx	07/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791192	xxxxxx	28749885	xxxxxx	07/18/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.20243% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .20243%).			Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791192	xxxxxx	28766115	xxxxxx	07/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The business being used to source income must be in existence for a minimum of two (2) years or as documented from the number of monthly bank statements. Per the borrower's LOE, he was a xxxxxx prior to xxxxxx in which the LLC business was started.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791192	xxxxxx	28766220	xxxxxx	07/18/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.38 is less than Guideline PITIA months reserves of 12.00.	Gift funds for $5,000 and $10,000 were received into the borrower's business bank account, therefore backed out as gifts cannot be utilized for reserves.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792025	xxxxxx	28757886	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792025	xxxxxx	28758074	xxxxxx	07/19/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.14326% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.14326%).			Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792025	xxxxxx	28759639	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The font type for the donor date reflected on the gift letter is different than the rest of the document.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791703	xxxxxx	28754456	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791757	xxxxxx	28755497	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	B	B			D	A		N/A	No	Property Focused
xxxxxx	791757	xxxxxx	28755548	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject has xxxxxx. Appraiser states this is unique for the area, only comp with xxxxxx from subject. No rental income from xxxxxx being used and xxxxxx is permitted. Investor exception in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-17): Client elects to waive with verified compensation factors			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	B	B			D	A		N/A	No	Property Focused
xxxxxx	791757	xxxxxx	28767451	xxxxxx	07/19/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1			Reviewer Comment (2023-07-24): CDA received	07/24/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	B	B			D	A		N/A	No	Property Focused
xxxxxx	791450	xxxxxx	28754528	xxxxxx	07/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		Requried Bylaws of xxxxxx.		Reviewer Comment (2023-07-24): Bylaws provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791450	xxxxxx	28754792	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791450	xxxxxx	28767504	xxxxxx	07/19/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide the 6.2023 mortgage payment for the borrower's primary residence with xxxxxx. Further, provide the 12 month VOM for the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors

Reviewer Comment (2023-08-08): 6.2023 payment provided for primary residence with xxxxxx. Pending receipt of 6.2023 payment made for the subject property with xxxxxx.

Reviewer Comment (2023-08-01): The loan closed on xxxxxx . The history for 6.2023, regardless of date due, is required.

Reviewer Comment (2023-07-24): Pay history provided for xxxxxx through 5/2023. The bank statements are only through 5/2023. There is no evidence of a June payment for the subject property or primary residence mortgage with xxxxxx.
																	08/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791450	xxxxxx	28767510	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Entity as insured	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors			07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791450	xxxxxx	28767705	xxxxxx	07/19/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Property originally purchased on xxxxxx and did not meet the 12 month cash-out seasoning requirement to use current appraised value. Investor approved exception in file to allow for the use of the current appraised value instead of the original purchase price plus documented improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive with verified compensation factors			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791450	xxxxxx	28767708	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Receipt of current year franchise tax payment or clear search		Reviewer Comment (2023-07-27): Document provided Reviewer Comment (2023-07-24): The document provided is not acceptable. Reflects active, however the document previously in file also reflects active however reflects statement info due date was past due as of xxxxxx which is an indication franchise taxes were not paid.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791450	xxxxxx	28767716	xxxxxx	07/19/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-07-28): CDA received Reviewer Comment (2023-07-24): The same document was provided that was in file at time of review. Document is not a CDA but a desktop review which is not acceptable for securitization.	07/28/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791450	xxxxxx	28767722	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is xxxxxx. 1 closed comparable was provided for xxxxxx, however, rents from this unit was not used to qualify. Investor approved exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive with verified compensation factors			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789761	xxxxxx	28756532	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789761	xxxxxx	28756597	xxxxxx	07/19/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The guidelines do not allow foreign credit reports to be used to qualify the loan; however, the loan was qualified using a foreign credit report. The file contains an Investor exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-17): Client elects to waive with verified compensation factors			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789761	xxxxxx	28756624	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Assets held in foreign accounts may be used as a source of funds to close and to meet applicable reserve requirements when they have been transferred to a U.S. domiciled account in the borrower’s name at least ten (10) days prior to closing. The file contains foreign assets that have not been transferred to a U.S. account; however, the assets were used to qualify the loan for the reserve requirements. The file contains an Investor exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-17): Client elects to waive with verified compensation factors			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789761	xxxxxx	28757411	xxxxxx	07/19/2023	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		A foreign account with a balance of $97,703.80 was used to qualify the loan. The account statement does not indicate the funds are in U.S. Dollars; therefore, a currency convertor is required and was not provided in the file.		Reviewer Comment (2023-07-27): Currency converter provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791898	xxxxxx	28757139	xxxxxx	07/19/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file contains an unsigned HUD. The final signed HUD is missing.		Reviewer Comment (2023-07-21): The Final HUD was provided.	07/21/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791898	xxxxxx	28757144	xxxxxx	07/19/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-07-24): Updated commitment provided	07/24/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791898	xxxxxx	28757146	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791898	xxxxxx	28772957	xxxxxx	07/19/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage history for the liens on credit through 6.2023.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive with verified compensation factors			07/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791898	xxxxxx	28772983	xxxxxx	07/19/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Background report is required on the Entity. The search turned up no results. An exception will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-24): Per the guidelines, a background report is required on the Entity. The Entity search yielded no results, therefore an investor exception is required. Reviewer Comment (2023-07-21): Guidelines require a full background report through xxxxxx.			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791829	xxxxxx	28756629	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791135	xxxxxx	28758352	xxxxxx	07/19/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-24): FTP provided	07/24/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791135	xxxxxx	28758378	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791135	xxxxxx	28758395	xxxxxx	07/19/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-24): FTP provided	07/24/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791135	xxxxxx	28774008	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor concentration is 60.86%. Max is 60%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-20): Client elects to waive with verified compensation factors			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791135	xxxxxx	28807137	xxxxxx	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy does not reflect the xxxxxx Endorsement.		Reviewer Comment (2023-07-27): Updated FTP provided Reviewer Comment (2023-07-24): Page 5 of the Title needs to be updated to include the Condo Endorsement if it was included.	07/27/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790034	xxxxxx	28757799	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790034	xxxxxx	28770001	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The PPP riders to the Note have different terms than the PPP addendums to the Note. The Note reflects 36 months at 5% and the DOT Riders reflect 36 months at 6 months interest at 20%. If the DOT riders are incorrect, provide the corrected and executed riders, the incorrect rider reflecting cancelled, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. If the Note riders are incorrect, provide the corrected and executed rider to the Note, the incorrect rider reflecting cancelled, LOE to borrower and evidence of delivery to the borrower.		Reviewer Comment (2023-07-27): LOE and evidence of delivery provided Reviewer Comment (2023-07-24): Received corrected, executed, and cancelled PPP riders to the DOT along with LOI. Pending receipt of LOE to borrower and evidence of delivery to borrower.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790034	xxxxxx	28839613	xxxxxx	07/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to utilize the lease amount even though it exceeds 120% of the estimated 1007 rents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors			07/27/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792382	xxxxxx	28758038	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792382	xxxxxx	28758536	xxxxxx	07/19/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing evidence of the 6/2023 payment for the xxxxxx mortgage on the primary residence.		Reviewer Comment (2023-07-19): Supplement provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792382	xxxxxx	28758782	xxxxxx	07/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Interested party contribution cannot exceed 3% for NOO properties per guidelines. Seller contribution of 6% ($10,125) was provided at closing. Investor approved exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive with verified compensation factors			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792382	xxxxxx	28770063	xxxxxx	07/19/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter does not reflect the date the funds were transferred as required per guidelines.		Reviewer Comment (2023-07-24): Uddated gift letter provided Reviewer Comment (2023-07-24): The date the funds were transferred was added tot he already signed gift letter. The font type if different and the donor nor the borrower initialed this additional. The4 lender cannot add this on behalf of the donor or borrower.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792382	xxxxxx	28770143	xxxxxx	07/19/2023	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: xxxxxx // Account Type: Individual Retirement Account (IRA) / Account Number: xxxxxx			Reviewer Comment (2023-07-24): Asset statement provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792958	xxxxxx	28766255	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792952	xxxxxx	28765925	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792115	xxxxxx	28757904	xxxxxx	07/20/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The file contains two hazard insurance policies with the following addresses: xxxxxx and xxxxxx; however, the Note reflects xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-29): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-25): Investor can elect to waive as they require all addresses to match			07/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792115	xxxxxx	28758140	xxxxxx	07/20/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx ; Disbursement date: xxxxxx ; Note date: xxxxxx ; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement		Reviewer Comment (2023-07-27): Final stamped SS provided Reviewer Comment (2023-07-25): The Final SS provided is not signed/stamped certified	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792115	xxxxxx	28758144	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792115	xxxxxx	28759451	xxxxxx	07/20/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The file contains an occupancy certificate that is signed and dated but does not indicate the occupancy.		Reviewer Comment (2023-07-24): Updated NOO provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792115	xxxxxx	28780458	xxxxxx	07/20/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-07-28): PDI received dated xxxxxx : No Damage Reviewer Comment (2023-07-24): Disaster Dec Date xxxxxx . Disaster end date xxxxxx . Appraisal effective date xxxxxx. Disaster end date is after the effective date of the appraisal. Further, the appraiser does not make any comments regarding the disaster. Please refer to 5.5.7 of the guidelines for guidelines regarding disaster areas.	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792625	xxxxxx	28765728	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792625	xxxxxx	28766630	xxxxxx	07/20/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-21): Evidence that the red flags on the fraud report were addressed was provided.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792625	xxxxxx	28774846	xxxxxx	07/20/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-07-24): Updated HOI provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791593	xxxxxx	28757746	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791593	xxxxxx	28758057	xxxxxx	07/20/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-21): Evidnece the red flags on the fraud report were addressed was provided.	07/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792023	xxxxxx	28766226	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792668	xxxxxx	28766599	xxxxxx	07/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Required Trust Agreement for xxxxxx.		Reviewer Comment (2023-07-26): Cert of trust provided Reviewer Comment (2023-07-21): The Trust Agreement is required.	07/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792668	xxxxxx	28766658	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791973	xxxxxx	28763841	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791973	xxxxxx	28763860	xxxxxx	07/20/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-07-28): Final HUD-1 provided Reviewer Comment (2023-07-24): The document provided is not the Final HUD-1 as the disbursement date is prior to the Note and Consummation date.	07/28/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792954	xxxxxx	28765747	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-20): Client elects to waive			07/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792954	xxxxxx	28767612	xxxxxx	07/21/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage statement for the subject property reflects NPD xxxxxx. The loan closed xxxxxx. Provide the 6.2023 payment.		Reviewer Comment (2023-07-24): Credit report with updated history provided.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792954	xxxxxx	28767623	xxxxxx	07/21/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The loan is a refinance transaction. The appraisal report reflects the property is tenant occupied. The guidelines require a copy of the lease agreement, which was not provided.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-24): The lease agreement provided expired in 2019. If converted to month to month, 2 months receipt of rent is required.			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792077	xxxxxx	28773017	xxxxxx	07/21/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-25): Gap report provided	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792077	xxxxxx	28773020	xxxxxx	07/21/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-07-24): FTP provided	07/24/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792077	xxxxxx	28773035	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-20): Client elects to waive			07/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792077	xxxxxx	28773084	xxxxxx	07/21/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-07-24): FTP provided	07/24/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792843	xxxxxx	28772000	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792843	xxxxxx	28772321	xxxxxx	07/21/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	The guidelines allow the credit report to be 120 days old at time of closing. The credit report is dated xxxxxx and the loan closed on xxxxxx , which is more than 120 days.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792393	xxxxxx	28772641	xxxxxx	07/20/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing evidence of the primary mortgage payment for xxxxxx for both the first and second liens. The file is missing evidence of the mortgage payment for property located on xxxxxx for xxxxxx .		Reviewer Comment (2023-07-24): Supplements provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	D	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792393	xxxxxx	28772644	xxxxxx	07/20/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2023-07-20): Client elects to waive			07/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	D	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792393	xxxxxx	28772715	xxxxxx	07/20/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1			Reviewer Comment (2023-07-27): CDA received Reviewer Comment (2023-07-24): CDA will be ordered	07/27/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	D	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792393	xxxxxx	28789979	xxxxxx	07/20/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal reflects a completion date after the loan closing. Provide the pre-close appraisal.		Reviewer Comment (2023-07-24): Preclose appraisal provided	07/24/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	D	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792393	xxxxxx	28843415	xxxxxx	07/27/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-27): Client elects to waive			07/27/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	D	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792905	xxxxxx	28772847	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792905	xxxxxx	28772862	xxxxxx	07/25/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	As per guidelines we reqruied updated credit report if provided credit report expired within 120 days.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791588	xxxxxx	28771766	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791588	xxxxxx	28781947	xxxxxx	07/21/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue: Insufficient asset documentation.		The VOD for account xxxxxx does not reflect when the account was open. VOD must verify this information.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-01): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-31): Lender would like to waive Reviewer Comment (2023-07-26): Per the guidelines, a verification letter from the bank is not an allowable asset documentation. An investor exception will be required. Reviewer Comment (2023-07-24): The xxxxxx guidelines reflect a VOD or bank statements are allowed for asset verification. If a VOD is provided, then it must reflect the pertinent information .			08/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791588	xxxxxx	28782031	xxxxxx	07/21/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		The document in file is not legible.		Reviewer Comment (2023-07-24): COGS provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791588	xxxxxx	28782042	xxxxxx	07/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Investment Affidavit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-27): Lender would like to waive Reviewer Comment (2023-07-24): The xxxxxx guidelines require the Investment Affidavit therefore will need to be provided or waived by the investor with verified comp factors.			07/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792855	xxxxxx	28772404	xxxxxx	07/21/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Credit report greater than 120 days of loan closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792855	xxxxxx	28772411	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792904	xxxxxx	28771660	xxxxxx	07/21/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Credit Report date is more than 120 days prior to the note date or notary date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive with verified compensation factors			07/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792904	xxxxxx	28771685	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789803	xxxxxx	28772911	xxxxxx	07/21/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx Insurance Verification HOA Verification	The loan file is missing verification of HOA dues for the Borrower's primary residence at xxxxxx and insurance verification for xxxxxx.	Reviewer Comment (2023-07-27): See new condition. Investor exception to allow the use of the divorce decree for exclusion of xxxxxx.

Reviewer Comment (2023-07-26): HOA provided for xxxxxx. Need receipt of HOI for xxxxxx. The debt should have been included in the ratios since the borrower never refinanced is making the payments. The mtg statement does not reflect escrows.

Reviewer Comment (2023-07-24): The same decree was provided that was in file at time of review and is from 2017. Borrower never refinanced the property and still making payments on the property located at xxxxxx, therefore all documentation is required. Further documentation per the original condition for xxxxxx was not provided.
															07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789803	xxxxxx	28772935	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive			07/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789803	xxxxxx	28772948	xxxxxx	07/21/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-24): Gap provided	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789803	xxxxxx	28775611	xxxxxx	07/21/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Please provide an updated 1008 reflecting adding back in that debt for xxxxxx due to Borrower still making payments on the property and adding the rental income for xxxxxx and xxxxxx.		Reviewer Comment (2023-07-27): See new condition. Investor exception to allow the use of the divorce decree for exclusion of xxxxxx.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789803	xxxxxx	28775626	xxxxxx	07/21/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Please provide an updated final 1003 reflecting adding back in that debt for xxxxxx due to Borrower still making payments on the property and adding the rental income for xxxxxx and xxxxxx.		Reviewer Comment (2023-07-27): See new condition. Investor exception to allow the use of the divorce decree for exclusion of xxxxxx.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789803	xxxxxx	28796693	xxxxxx	07/21/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history is missing for the property at xxxxxx.		Reviewer Comment (2023-07-26): Supplement provided Reviewer Comment (2023-07-26): No new trailing documents uploaded. Please try uploading again.	07/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789803	xxxxxx	28817114	xxxxxx	07/24/2023	Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines		1x30x12 on xxxxxx Servicing per Gap Report and Credit Report. xxxxxx does not allow any late payments.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-26): The email does not clear the condition. The email was to xxxxxx regarding the late, however unless a supplement or statement is issued stating they are removing the late, the condition remains valid.			07/27/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789803	xxxxxx	28840046	xxxxxx	07/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor is granting an exception to utilize the 2017 divorce decree for exclusion of the debt on xxxxxx without evidence of refinance.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors			07/27/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791883	xxxxxx	28772250	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791883	xxxxxx	28788904	xxxxxx	07/21/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		The COGS in file is not dated. Must be within 1 year of closing		Reviewer Comment (2023-07-26): COGS provided Reviewer Comment (2023-07-26): No new trailing documents provided. Please try uploading again.	07/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789937	xxxxxx	28772439	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789937	xxxxxx	28772483	xxxxxx	07/21/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.	The flood certificate reflects the address as xxxxxx, however, the Note reflects the address as xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-26): The flood cert address was updated but still does not match the Note.

Reviewer Comment (2023-07-25): All addresses must match across the board. Further, the AKA does not match the flood cert document as well. The Note does not reflect AKA. Investor can elect to waive.

Reviewer Comment (2023-07-24): Property affidavit provided is only signed the borrower and not by the title company nor reflects state or county. Further, the property affidavit reflects AKA xxxxxx-xxxxxx vs xxxxxx-xxxxxx which is what the documents reflect. In addition, the investor requires all addresses to match, therefore all documents must be updated.
																	07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789937	xxxxxx	28772789	xxxxxx	07/21/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		The file does not contain any documentation that verifies the guarantor's years of experience.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-24): This loan is reviewed to both xxxxxx guidelines and the xxxxxx matrix. xxxxxx matrix requires evidence of experience for 1+ year of a non-primary residence.			07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789937	xxxxxx	28772854	xxxxxx	07/21/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		The hazard insurance policy reflects the policy number as TBD.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-19): Client elects to waive			07/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789937	xxxxxx	28772861	xxxxxx	07/21/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: BPO / Valuation Report date: xxxxxx	The appraisal and BPO both reflect the address as xxxxxx; however, the Note reflects the address as xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-24): The signature for xxxxxx is not showing, but is not relevant if it did. The property affidavit reflects AKA xxxxxx-xxxxxx vs xxxxxx-xxxxxx which is what the documents reflect. In addition, the investor requires all addresses to match, therefore all documents must be updated.

Reviewer Comment (2023-07-24): Property affidavit provided is only signed the borrower and not by the title company nor reflects state or county. Further, the property affidavit reflects AKA xxxxxx-xxxxxx vs xxxxxx-xxxxxx which is what the documents reflect. In addition, the investor requires all addresses to match, therefore all documents must be updated.
																	07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789937	xxxxxx	28772869	xxxxxx	07/21/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-07-25): Updated commitment provided Reviewer Comment (2023-07-24): This is a proforma title which is neither a prelim, commitment or final title policy. A supplement from the title company is required.	07/25/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789937	xxxxxx	28780777	xxxxxx	07/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPL and Title both reflect the address as xxxxxx, however, the Note reflects the address as xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-24): Property affidavit provided is only signed the borrower and not by the title company nor reflects state or county. Further, the property affidavit reflects AKA xxxxxx-xxxxxx vs xxxxxx-xxxxxx which is what the documents reflect. In addition, the investor requires all addresses to match, therefore all documents must be updated.			07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791876	xxxxxx	28772434	xxxxxx	07/21/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-07-26): Final CD provided	07/26/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791876	xxxxxx	28772448	xxxxxx	07/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-20): Client elects to waive			07/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792705	xxxxxx	28772037	xxxxxx	07/24/2023	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx, Borrower: xxxxxx, Borrower: xxxxxx	ID is required for all Guarantors. Does not excluded Non-Credit Qualifying Guarantors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-27): The same documents were provided that were in file already. See comments from 7/25: Background reports provided. Pending receipt of ID's which are required for Guarantors. The guidelines do not state Non-Credit Qualifying Guarantors or Key Principals are excluded. Reviewer Comment (2023-07-25): Background reports provided. Pending receipt of ID's which are required for Guarantors. The guidelines do not state Non-Credit Qualifying Guarantors or Key Principals are excluded.			07/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792705	xxxxxx	28772109	xxxxxx	07/24/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-21): The client elects to waive.			07/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792705	xxxxxx	28772169	xxxxxx	07/24/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx	OFAC is required for all non-qualifying guarantors. Only the qualifying guarantor has an OFAC.		Reviewer Comment (2023-07-25): OFAC provided for all parties	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787966	xxxxxx	28778141	xxxxxx	07/24/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-21): The client elects to waive.			07/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787966	xxxxxx	28779018	xxxxxx	07/24/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require the use of the lesser of the current appraisal value or previous purchase price plus documented improvements (if any) will be used to determine LTV/CLTV when the property was acquired less than or equal to six (6) months from the application date. The property was acquired on xxxxxx and the application date is xxxxxx . The lender used the appraised value to qualify the loan. An Investor exception is in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-21): The client elects to waive.			07/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787966	xxxxxx	28779151	xxxxxx	07/24/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require housing history for the most recent 12 months for the borrower's primary residence to be documented with a Verification of Rent. The guarantor has lived rent free since xxxxxx ; however, the prior to living rent the guarantor rented their previous primary residence. The file is missing the required VOR to support a full 12 month rental history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-27): The exception is for rent free vs. the missing documents for the previous rental history. Reviewer Comment (2023-07-25): Statements were provided with a breakdown of payments, however the VOR was not provided to verify the terms and required.			07/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787966	xxxxxx	28779171	xxxxxx	07/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-07-25): GA provided	07/25/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787966	xxxxxx	28779188	xxxxxx	07/24/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	The guidelines allow for a maximum LTV of 70% for a rate and term refinance with a ratio less than 1.00. The loan closed with an LTV of 75%. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-21): The client elects to waive.			07/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787966	xxxxxx	28779277	xxxxxx	07/24/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note does not reflect the Borrowing Entity Name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note + PPP addendum, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-21): The client elects to waive.			07/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787966	xxxxxx	28779284	xxxxxx	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The DOT+ Rider does not reflect the Borrowing Entity Name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower, and Lender's Letter of Intent to Re-Record.	Reviewer Comment (2023-08-01): Corrected LOE with attachment provided

Reviewer Comment (2023-08-01): Received corrected and recorded DOT + Riders. Also received DOT, LOE to borrower and LOI. Need evidence of delivery to the borrower as the LOE to borrower does not reflect any attachments.

Reviewer Comment (2023-08-01): No new trailing documents received. Please try uploading again.

Reviewer Comment (2023-07-31): Received corrected DOT, LOE to borrower, and LOI. Need evidence of delivery to the borrower as the LOE to borrower does not reflect any attachments a well as the corrected 1-4 Rider adding the Entity name.
															08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791487	xxxxxx	28772864	xxxxxx	07/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . No visible damage	Reviewer Comment (2023-07-21): The client elects to waive.			07/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791487	xxxxxx	28772877	xxxxxx	07/24/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's Experience/Track Record. The borrower has 2.25 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties. The LTV for this transaction is 61.66667%.	Reviewer Comment (2023-07-21): The client elects to waive.			08/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791487	xxxxxx	28774351	xxxxxx	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require most recent two (2) months proof of receipt to evidence continuance of lease when the lease has converted to month-to-month. The lease in the file is a one year lease with a starting date of xxxxxx ; therefore, the lease has reverted to month-to-month and the file is missing the proof of receipt of the rent.	Borrower's Experience/Track Record. The borrower has 2.25 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties. The LTV for this transaction is 61.66667%.	Reviewer Comment (2023-07-31): Client elects to waive with verified compensation factors			07/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790846	xxxxxx	28778702	xxxxxx	07/24/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790846	xxxxxx	28778790	xxxxxx	07/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The initial Closing Disclosure is dated xxxxxx and not signed by the borrower. The estimated date of receipt is xxxxxx which is not within 3 days of the closing.		Reviewer Comment (2023-08-04): SitusAMC received xxxxxx CD 3 business days prior to consummation.	08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790846	xxxxxx	28780017	xxxxxx	07/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $720.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $550.00 on the initial Loan Estimate to $720.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-08-07): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check		08/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790846	xxxxxx	28780019	xxxxxx	07/24/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-03): Clearance LOE provided	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792194	xxxxxx	28778243	xxxxxx	07/24/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-21): The client elects to waive.			07/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792194	xxxxxx	28778366	xxxxxx	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration allowed up to 60%. Investor concentration is 61.53% . A higher percentage may be considered when the subject transaction is an investment property when a history of a high percentage of rental units in the project can be demonstrated. Total number of xxxxxx, Total number of xxxxxx. Investor exception is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792194	xxxxxx	28778398	xxxxxx	07/24/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 68.72964% exceeds Guideline loan to value percentage of 65.00000%.	Max for xxxxxx on C/O is 70% with a 5% LTV reduction for FL xxxxxx 30+ years	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791474	xxxxxx	28789420	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791474	xxxxxx	28789647	xxxxxx	07/25/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx Paystubs Paystubs	The file is missing the required most recent paystubs reflecting 30 days of pay and YTD earnings for both borrowers.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-16): Lender would like to waive Reviewer Comment (2023-07-31): The letters provided are not from a CPA but the manager of the business. There are CPA letters in file, though. Further, regardless if working for relative, the guidelines require the most recent paystubs reflecting 30 days of pay and YTD earnings for both borrowers when working for family/employed by a relative.			08/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791474	xxxxxx	28789692	xxxxxx	07/25/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $130.40 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-07-20): Sufficient Cure Provided At Closing		07/20/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791474	xxxxxx	28790449	xxxxxx	07/25/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter in the file does not provide the date the gift funds were transferred.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-26): The transfer of funds does not clear this condition. This is a guideline requirement for the gift letter to reflect this information.			07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792327	xxxxxx	28780097	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792327	xxxxxx	28780112	xxxxxx	07/25/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-25): E-Consent provided	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792327	xxxxxx	28780165	xxxxxx	07/25/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792327	xxxxxx	28780166	xxxxxx	07/25/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792327	xxxxxx	28782030	xxxxxx	07/25/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1040 (2021), 1120S (2021), P&L Statement	The loan was submitted as a 2 Year Full Documentation loan. The file only contains 1 year of personal and business tax returns. In addition, the file is missing page 1 of the P&L.		Reviewer Comment (2023-07-27): First page of P&L provided. Client request re-review to 1 year full doc. 2021 documents no longer required. Reviewer Comment (2023-07-27): Email was received from investor to re-review. Loan will be put back into rotation for review. Once completed, this will be updated. Reviewer Comment (2023-07-25): The investor submitted this loans a a 2 year standard doc/full doc loan. If loan is actually a 1 year, the investor will need to send an email to the DD requesting a re-underwrite to 1 year.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792436	xxxxxx	28780080	xxxxxx	07/25/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-26): E-consent provided	07/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792436	xxxxxx	28780135	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive			07/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792436	xxxxxx	28780240	xxxxxx	07/25/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.97461% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .97461%).			Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792436	xxxxxx	28780259	xxxxxx	07/25/2023	Compliance	Compliance	State Compliance	State Defect	Georgia Home Loan (Fee Charged for Payoff Statement)	Georgia Home Loan: Impermissible fee charged for payoff statement.			Reviewer Comment (2023-07-24): Fee paid to settlement agent, not imposed by creditor/servicer. Exception cleared.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792436	xxxxxx	28780261	xxxxxx	07/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing.		Reviewer Comment (2023-07-27): SitusAMC received proof of earlier receipt	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792436	xxxxxx	28781308	xxxxxx	07/25/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The VOR in file states that the rental agreement is still active until xxxxxx. Provide evidence of the lease buyout or else the debt will need to be included in the DTI.		Reviewer Comment (2023-07-27): Liability added to DTI. Updated 1008/1003 provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792436	xxxxxx	28781844	xxxxxx	07/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file is missing a signed letter from the CPA or Borrower that withdrawing funds from the business account will not have an adverse impact on business operations.		Reviewer Comment (2023-07-26): Removed from assets for closing/reserves.	07/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792183	xxxxxx	28780176	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792765	xxxxxx	28779567	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792765	xxxxxx	28781463	xxxxxx	07/25/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-28): Client elects to waive with verified compensation factors			07/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792765	xxxxxx	28811291	xxxxxx	07/25/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The background report reflects a judgment for $xxxxxx that was not addressed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-28): Client elects to waive with verified compensation factors			07/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792765	xxxxxx	28811303	xxxxxx	07/25/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5.2023 & 6.2023 mortgage payment for the borrower's primary residence.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-28): Client elects to waive with verified compensation factors			07/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789343	xxxxxx	28789240	xxxxxx	07/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-08): UDM provided	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789343	xxxxxx	28789270	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789343	xxxxxx	28789358	xxxxxx	07/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	A desk review fee of $165.00 was added to the xxxxxx loan estimate in file without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2023-08-25): SitusAMC received Post CD,LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-08-21): SitusAMC received updated Changed Circumstance xxxxxx indicates CDA is required, if CU or LCA score greater than 2.5. However, SSR report with provided disclosure reflects CU risk score is 1 which is less than 2.5. Also, the Initial appraisal completed on xxxxxx and the additional fee was not disclosed until xxxxxx , the fee was not disclosed within 3 business days of the appraisal completed. If there was an additional reason for the fee added we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Reviewer Comment (2023-08-04): SitusAMC received Changed Circumstance dated xxxxxx but it does not give sufficient information on why the fee was added as it only states CDA required .  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																08/25/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789343	xxxxxx	28815141	xxxxxx	07/25/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial and Final 1003, dec page, reflect intent to occupy.		Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790665	xxxxxx	28779714	xxxxxx	07/25/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx , Borrower: xxxxxx	The ACH is not filled out.		Reviewer Comment (2023-08-01): ACH provided	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28779795	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	LTV/CLTV 5% below requirement in guidelines Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28779867	xxxxxx	07/25/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is located in xxxxxx which is not allowed as per guideline. Investor exception in file.	LTV/CLTV 5% below requirement in guidelines Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28779885	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The Borrowers' do not meet the requirements for an escrow waiver as they do not have a minimum 720 credit score.	LTV/CLTV 5% below requirement in guidelines Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-02): Client elects to waive with verified compensation factors			08/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28779887	xxxxxx	07/25/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $3,500.00 is less than Cash From Borrower $128,707.57.	The assets in file do not have documentation regarding what currency they are reflected in as the Borrowers' are foreign nationals. The funds were moved from a borderless account ending in 0182 into account ending 0559 that does not reflect if it is US based or if currency conversion documentation is required.		Reviewer Comment (2023-07-31): With further research, xxxxxx reflects America's most convenient bank which supports a US based account. Transfers from foreign account with statement provided. Reviewer Comment (2023-07-27): Th same documents were provided that were in file. The assets in file do not have documentation regarding what currency they are reflected in as the Borrowers' are foreign nationals. The funds were moved from a borderless account ending in 0182 into account ending 0559 that does not reflect if it is US based or if requiring currency conversion documentation.	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28779912	xxxxxx	07/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Assets must be verified in U.S. Dollar equivalency at the current exchange rate via either xxxxxx. xxxxxx		Reviewer Comment (2023-07-31): Removed account. Not needed to qualify. Reviewer Comment (2023-07-27): This is a valid condition as account xxxxxx is not a xxxxxx. It is an overseas account with xxxxxx.	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28779914	xxxxxx	07/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Assets must be verified in U.S. Dollar equivalency at the current exchange rate via either xxxxxx. xxxxxx		Reviewer Comment (2023-07-31): With further research, xxxxxx reflects America's most convenient bank which supports a US based account. Transfers from foreign account with statement provided. Reviewer Comment (2023-07-27): Th same documents were provided that were in file. The assets in file do not have documentation regarding what currency they are reflected in as the Borrowers' are foreign nationals. The funds were moved from a borderless account ending in 0182 into account ending 0559 that does not reflect if it is US based or if requiring currency conversion documentation.	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28779992	xxxxxx	07/25/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	The assets in file do not have documentation regarding what currency they are reflected in as the Borrowers' are foreign nationals. The funds were moved from a borderless account ending in 0182 into account ending 0559 that does not reflect if it is US based or if requiring currency conversion documentation.		Reviewer Comment (2023-07-31): With further research, xxxxxx reflects America's most convenient bank which supports a US based account. Transfers from foreign account with statement provided. Reviewer Comment (2023-07-27): Th same documents were provided that were in file. The assets in file do not have documentation regarding what currency they are reflected in as the Borrowers' are foreign nationals. The funds were moved from a borderless account ending in 0182 into account ending 0559 that does not reflect if it is US based or if requiring currency conversion documentation.	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28785398	xxxxxx	07/25/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The loan file contains foreign credit reports but does not include credit reference letter(s) and/or credit card statements to meet the credit requirements per guidelines for a foreign national.	LTV/CLTV 5% below requirement in guidelines Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-02): Client elects to waive with verified compensation factors			08/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790665	xxxxxx	28811217	xxxxxx	07/25/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-27): Cleared Report provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793185	xxxxxx	28801210	xxxxxx	07/26/2023	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing.; Sec ID: 53	Note date: xxxxxx ; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	3	D	D	A	A	D	D	D	D	D	D	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	C	B	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793185	xxxxxx	28801216	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	C	B	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793185	xxxxxx	28803398	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $458.00 exceeds tolerance of $385.00 plus 10% or $423.50. Insufficient or no cure was provided to the borrower. xxxxxx	The appraisal fee and the settlement / closing fee increased on the xxxxxx closing disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-08-04): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check		08/04/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	C	B	C	B	D	D	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793185	xxxxxx	28803457	xxxxxx	07/26/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-03): OFAC provided Reviewer Comment (2023-08-02): xxxxxx.gov was provided. Higher risk flag reflects found on OFAC. Provide the clear OFAC.	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	C	B	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793185	xxxxxx	28817364	xxxxxx	07/26/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Internet Search	The loan file contains a third party verification of employment for the Co Borrower that also requires an independent lookup of the employer phone number per guidelines that is missing from the loan file.		Reviewer Comment (2023-08-02): Internet search provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	C	B	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793183	xxxxxx	28789714	xxxxxx	07/26/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	9/14/2023 12:15 PM by xxxxxx (SitusAMC) Comment The title search has been provided Reviewer Comment (2023-08-01): Client elects to waive with verified compensation factors			08/01/2023	1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793183	xxxxxx	28789746	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793183	xxxxxx	28789857	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $403.00 exceeds tolerance of $300.00 plus 10% or $330.00. Insufficient or no cure was provided to the borrower. xxxxxx	The ten percent fess increased from $300.00 on the initial Loan Estimate to $403.00 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-08-18): SitusAMC received Post CD,LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-08-17): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing; however, provided tracking ID shows result "Unfortunately we are unable to retrieve your tracking results at this time. Please try again later.". Please provide proof of Mailing.

Reviewer Comment (2023-08-10): SitusAMC if both the fees are different than we cannot include Title - Abstract  fee in 10% calculation as fee was not disclosed on CD. 10% tolerance calculation will include Title - lenders policy of $85 , Title - settlement fee of $250 and recording fee of $68 . Please provide cure of $73. Cure consists of PCCD, LOE, proof of mailing & copy of refund check

Reviewer Comment (2023-08-04): SitusAMC Title lender Policy of $85 was not disclosed on LE and  and got added on final CD due to which cure of 10% is required. On Initial LE Title-Settlement fee $250,  and Recording fee $%0 .The Total of 10% Tolerance fee on LE is $300+10%($30)=$330. whereas on Final CD Title-Settlement fee $250, Title-Lender title fee $85,  and Recording fee $68on Final CD total of 10% Tolerance is $403. Cure of $73 is required for 10% tolerance. Please provide cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																08/18/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793183	xxxxxx	28789858	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $200.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $200.00 on the initial Loan Estimate to $600.00 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-08-17): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	08/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793183	xxxxxx	28789869	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The initial Closing Disclosure was not signed and there is no documentation that verifies when the borrowers received the disclosure; therefore, the estimated date of deliver is xxxxxx , which is not at least 3 days prior to closing.		Reviewer Comment (2023-08-01): Client elects to waive. SOL 1 year expires xxxxxx			08/01/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793183	xxxxxx	28823900	xxxxxx	07/26/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The guidelines require a verbal VOE to include the borrower's job title; name, phone number, and title of individual contacted at entity; and method and source used to obtain the phone number. The verbal VOE for the co-borrower is missing this information.		Reviewer Comment (2023-08-08): Correct VVOE provided	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793183	xxxxxx	28831015	xxxxxx	07/26/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-08): Clearance LOE provided Reviewer Comment (2023-08-03): The seller can provided a clearance report or clearance LOE for the high risk red flag. Comments in Clarity are not acceptable. Reviewer Comment (2023-08-03): All high risk red flags on the fraud report need to be addressed.	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792942	xxxxxx	28786578	xxxxxx	07/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-24): Client elects to waive			07/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792942	xxxxxx	28807404	xxxxxx	07/25/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the Property Management Questionnaire and Investment Affidavit.		Reviewer Comment (2023-07-25): Additional documents provided	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791753	xxxxxx	28801431	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791753	xxxxxx	28801540	xxxxxx	07/26/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.15 is less than Guideline PITIA months reserves of 4.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-27): The agent credit was already on the Final CD and considered in the bottom dollar amount for funds to close. Funds to close id calculated as funds to close + POCB fees + EMD + any adjustments/gifts/1031 on the Final CD. There is a post close CD in file which reflects reduced fees and funds to close, however the Final Settlement Statement was not provided to support this reduction. It should be noted, however, even utilizing this PC-CD with reductions, the borrower is still short reserves. Would bring reserve count to 3.63.
																	07/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791753	xxxxxx	28801646	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791753	xxxxxx	28801647	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791753	xxxxxx	28801648	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.05642% or Final Disclosure APR of 9.41600% is equal to or greater than the threshold of APOR 7.06% + 1.5%, or 8.56000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to closing.		Reviewer Comment (2023-07-31): Delivery provided Reviewer Comment (2023-07-27): The document on page 317 is not acceptable as it does not specify which transpired; the waiver or receipt. Evidence of delivery of the appraisal within 3 business days prior to consummation is required.	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791753	xxxxxx	28801649	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-07-31): Delivery provided Reviewer Comment (2023-07-27): The document on page 317 is not acceptable as it does not specify which transpired; the waiver or receipt. Evidence of delivery of the appraisal within 3 business days prior to consummation is required.	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791753	xxxxxx	28801671	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $105.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2023-07-21): Sufficient Cure Provided At Closing		07/21/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791753	xxxxxx	28803843	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	The Final CD reflects escrowed property costs over 1 year of $6,703.92 vs. actual of $6,279. There is a PC-CD in file, however an LOE to borrower was not provided to cure.		Reviewer Comment (2023-07-27): xxxxxx PCCD corrected escrow prior to reporting	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791753	xxxxxx	28828824	xxxxxx	07/26/2023	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx H Other 1, H Other 2, Homeowners Insurance Premium, Pest Inspection Fee	Fees reflect TBD		Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792722	xxxxxx	28789484	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792722	xxxxxx	28789570	xxxxxx	07/26/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1			Reviewer Comment (2023-08-04): CDA received Reviewer Comment (2023-08-02): CDA will be ordered	08/04/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792722	xxxxxx	28789765	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792722	xxxxxx	28830120	xxxxxx	07/26/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. Both borrower's are non-perm residents.		Reviewer Comment (2023-08-07): Updated 1003's provided Reviewer Comment (2023-08-02): The 1003's provided still reflect Perm Residents which the borrowers are not. They are non-perm residents.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791912	xxxxxx	28787521	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791912	xxxxxx	28788314	xxxxxx	07/26/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require the most recent 12 month housing history for the borrower's primary residence to be documented with a VOM or VOR. The application reflects the borrower has owned their current primary residence free and clear for 6 months and rented their prior primary residence. The file contains a copy of the lease agreement and bank printout showing the payments from xxxxxx through xxxxxx . However, the file is missing the required VOR form. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791912	xxxxxx	28828941	xxxxxx	07/26/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lease for the subject property is dated xxxxxx , however the term reflects starts xxxxxx and ends xxxxxx .		Reviewer Comment (2023-07-27): Evidence of recent rent receipts provided to support lease is still active. Acceptable.	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792428	xxxxxx	28789550	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792428	xxxxxx	28789596	xxxxxx	07/26/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $1,486.90 does not match Calculated P&I of $1,336.68			Reviewer Comment (2023-08-11): LOE provided confirming resigned documents to support evidence of delivery. Reviewer Comment (2023-08-07): Received corrected Note. Pending receipt of LOE and evidence of delivery to borrower to clear.	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792428	xxxxxx	28789818	xxxxxx	07/26/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The file contains a Non-Owner Occupancy Declaration; however, Question 3. A. is not completed to show the borrower's primary residence location as required.		Reviewer Comment (2023-08-07): Updated HOI provided	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792428	xxxxxx	28828102	xxxxxx	07/26/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent.		Reviewer Comment (2023-07-26): Wire Ticket provided	07/26/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792428	xxxxxx	28828105	xxxxxx	07/26/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Executed Term Sheet.		Reviewer Comment (2023-07-26): Executed Term Sheet provided	07/26/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792428	xxxxxx	28828106	xxxxxx	07/26/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Investment Affidavit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-03): Lender would like to waive			08/07/2023	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792428	xxxxxx	28828120	xxxxxx	07/26/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Per the xxxxxx 5.2023 matrix, First Time Investor's are limited to 75% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-15): Client elects to waive with verified compensation factors

Reviewer Comment (2023-08-14): The loan is underwritten to both the xxxxxx matrix and xxxxxx guidelines in which these matrices cap FTI to 75%. Investor can elect to waive with verified compensation factors

Reviewer Comment (2023-08-08): The background report only reflects 1 property which is the borrower's primary residence that is owned. There are no other past deeds. The address details with various addresses does not give any evidence of ownership details. Provide property profile reports and evidence of any ownership in LLC's to support experienced investor. Otherwise, an investor exception will be required.

Reviewer Comment (2023-08-03): Appraised value of xxxxxx /loan amount  xxxxxx =80%. The Investor Matrix only allows up to 75% on the 5.2023 matrix for first time investors
																	08/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792384	xxxxxx	28789701	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792384	xxxxxx	28829014	xxxxxx	07/26/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The file is missing a copy of the color appraisal as required per guidelines.		Reviewer Comment (2023-08-08): Color appraisal provided	08/08/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792368	xxxxxx	28789870	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792368	xxxxxx	28789972	xxxxxx	07/26/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or any time after closing.		Reviewer Comment (2023-07-28): Gap report provided	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792368	xxxxxx	28789984	xxxxxx	07/26/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2023-08-03): Evidence the property is unimproved was provided. Reviewer Comment (2023-08-02): Investor will need to consider waiving as this screen shot can be anywhere on xxxxxx and not necessarily the REO section. Reviewer Comment (2023-07-28): Provide evidence this address is still vacant land. There is a xxxxxx mortgage lien on this address as well as the tax cert reflects property type as real which is defined as including buildings or structures.	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792368	xxxxxx	28789994	xxxxxx	07/26/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		1) The gift letter for $75,000 was not provided. Total gift was $275,000. 2) The gift letter for $200,000 does not reflect the date the funds were transferred.		Reviewer Comment (2023-08-01): Bank statements provided reflecting joint account with source of large deposit. Per client, when account is joint, funds are not considered gifts from the spouse. Reviewer Comment (2023-07-28): The wire for $275,000 reflects came from xxxxxx which we do not have any account statements for to support this was a joint account.	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792368	xxxxxx	28790140	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,628,007.20 is under disclosed by $103.27 compared to the calculated Finance Charge of $2,628,110.47 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	It appears the lender did not include the General Excise Tax into the Finance Charges.		Reviewer Comment (2023-08-04): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.		08/04/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792368	xxxxxx	28830525	xxxxxx	07/26/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 6.2023 payment for the xxxxxx mortgage lien xxxxxx.		Reviewer Comment (2023-07-28): Supplement provided	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792368	xxxxxx	28830561	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		Investor exception in file	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-25): Client elects to waive with verified compensation factors			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789786	xxxxxx	28805832	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789786	xxxxxx	28805873	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $150.00 exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-07-24): Sufficient Cure Provided At Closing		07/24/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789786	xxxxxx	28805885	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.63269% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.63269%).			Reviewer Comment (2023-07-25): Client elects to waive			07/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789786	xxxxxx	28830450	xxxxxx	07/26/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien being paid through closing is not in the borrower's name. 12 months of history is required. 7 months were provided via mortgage statements. Provide evidence of the xxxxxx, xxxxxx , xxxxxx , xxxxxx , xxxxxx, xxxxxx mortgage payments.		Reviewer Comment (2023-07-28): VOM provided. NPD 7/2023. 0 lates.	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792702	xxxxxx	28801478	xxxxxx	07/27/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792702	xxxxxx	28801501	xxxxxx	07/27/2023	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx	ID required for non-credit qualifying Guarantors/key principals	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-02): Client elects to waive with verified compensation factors			08/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792702	xxxxxx	28801509	xxxxxx	07/27/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	OFAC required for non-credit qualifying Guarantors/key principals		Reviewer Comment (2023-07-28): OFAC provided	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792702	xxxxxx	28834425	xxxxxx	07/27/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Background report required for LLC. If search yields no results, an exception will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-28): Investor will need to elect to waive with verified comp factors if the guidelines requirement for a background report cannot be met.			07/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792702	xxxxxx	28834427	xxxxxx	07/27/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Background required for non-credit qualifying Guarantors/key principals		Reviewer Comment (2023-07-28): Background provided	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28801127	xxxxxx	07/27/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Reflects xxxxxx.		Reviewer Comment (2023-08-01): Corrected Note reflecting Ave	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28801128	xxxxxx	07/27/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-08-01): FTP provided	08/01/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28801135	xxxxxx	07/27/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-01): FTP provided	08/01/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28801137	xxxxxx	07/27/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28801148	xxxxxx	07/27/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-08-03): 442 provided dated xxxxxx reflecting No Damage	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28834853	xxxxxx	07/27/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The BP cert reflects the seller as the seller of the property and not the Lender.		Reviewer Comment (2023-08-07): Updated BP cert provided Reviewer Comment (2023-08-02): The same BP Cert was provided that was in file at time of review. Where the borrower's name is the lender's name should be.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28834868	xxxxxx	07/27/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx , Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal: Reflects xxxxxx; CDA: Reflects xxxxxx and does not reflect the second unit number.		Reviewer Comment (2023-08-09): Corrected CDA provided Reviewer Comment (2023-08-01): Corrected note received with xxxxxx. Pending receipt of corrected CDA to reflect the second unit number	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28861034	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected and executed Note received reflecting Avenue. Provide the LOE to borrower and evidence of delivery to the borrower.		Reviewer Comment (2023-08-08): Tracking now reflects delivered Reviewer Comment (2023-08-03): Same documents were received as previously provided. See comments from xxxxxx Received LOE, Note, and mailing label. Need evidence of delivery or minimum in transit to borrower. Fedex tracking only reflects label created. Reviewer Comment (2023-08-03): Received LOE, Note, and mailing label. Need evidence of delivery or minimum in transit to borrower. Fedex tracking only reflects label created.	08/08/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28861035	xxxxxx	08/01/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Reflects xxxxxx.		Reviewer Comment (2023-08-07): Updated HOI provided	08/07/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28861037	xxxxxx	08/01/2023	Credit	System	General	System	Security Instrument address does not match Note address.		Reflects xxxxxx.		Reviewer Comment (2023-08-16): Borrower LOE provided verifying changes and receipt of corrected documents Reviewer Comment (2023-08-14): Received corrected and recorded DOT. Pending receipt of LOE to borrower and evidence of delivery to the borrowers.	08/16/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792289	xxxxxx	28861039	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1003 address reflects xxxxxx		Reviewer Comment (2023-08-02): Updated 1003 provided	08/02/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791234	xxxxxx	28818710	xxxxxx	07/27/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-27): E-Consent provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791234	xxxxxx	28819836	xxxxxx	07/27/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791234	xxxxxx	28819841	xxxxxx	07/27/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791234	xxxxxx	28819843	xxxxxx	07/27/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.39072% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.39072%).			Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791234	xxxxxx	28819847	xxxxxx	07/27/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection Fee Amount of $200.00 exceeds tolerance of $0.00.	Reviewer Comment (2023-08-02): SitusAMC received updated valid Changed Circumstance on xxxxxx .

Reviewer Comment (2023-08-01): SitusAMC received updated LE xxxxxx with Changed Circumstance indicates "Final Inspection required". But, it does not give sufficient information on why the Final Inspection was required. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791234	xxxxxx	28824592	xxxxxx	07/27/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1			Reviewer Comment (2023-08-08): CDA received	08/08/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791234	xxxxxx	28833599	xxxxxx	07/27/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		For Underwriting loans, a gap credit report from at least one of three major national credit repositories xxxxxx is required within 10 days of closing. In cases where a gap report is not received prior to closing, the report may be obtained within 30 days of closing.		Reviewer Comment (2023-07-27): Gap provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791234	xxxxxx	28833634	xxxxxx	07/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1) The 1003 for xxxxxx reflects his primary residence is located on xxxxxx and owned for 10 months, however there is a VOR in file reflecting renting the property on xxxxxx until 3/2023. If the borrower currently owns the property now, provide evidence of the PITIA and add back into the DTI. If borrower does not own the property, provide the current primary residence as the VOR supports lease ended xxxxxx and evidence of payments through 6.2023. 2) The 1003 for xxxxxx reflects living the subject property for 10 months on a purchase transaction, however there is no evidence of Non-Arm's length in file. Provide the corrected 1003 with correct address. Additional conditions may apply.		Reviewer Comment (2023-08-03): Cancelled check provided for Humphreys rent through June Reviewer Comment (2023-08-02): Updated 1003's provided. However, per the original condition, the VOR for xxxxxx reflects ended 3/2023. Need evidence borrower is still residing in this property as well as payments from 4/2023 through 6/2023. The borrower LOE does not clear this condition.	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793050	xxxxxx	28800969	xxxxxx	07/27/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793339	xxxxxx	28807565	xxxxxx	07/27/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793339	xxxxxx	28807724	xxxxxx	07/27/2023	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Reviewer Comment (2023-07-28): Earlier ARM disclosure provided	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793339	xxxxxx	28810420	xxxxxx	07/27/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The HO-6 policy in file does not reflect the unit number for the subject property.		Reviewer Comment (2023-07-28): Updated HO6 provided	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793439	xxxxxx	28801188	xxxxxx	07/27/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793439	xxxxxx	28801213	xxxxxx	07/27/2023	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Pro Forma Polices are not acceptable as they are neither a prelim, commitment or final title policy.		Reviewer Comment (2023-07-27): Commitment provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793439	xxxxxx	28801225	xxxxxx	07/27/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after consummation.		Reviewer Comment (2023-07-31): Updated HOI provided	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793439	xxxxxx	28801298	xxxxxx	07/27/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $50,640.92.	There is a business account in file for xxxxxx however evidence of ownership was not provided.		Reviewer Comment (2023-07-27): Evidence of access to funds provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793439	xxxxxx	28801372	xxxxxx	07/27/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	There is a business account in file for xxxxxx however evidence of ownership was not provided.		Reviewer Comment (2023-07-27): Evidence of access to funds provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793439	xxxxxx	28806208	xxxxxx	07/27/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Transfer Ticket to Settlement Agent.		Reviewer Comment (2023-07-27): Wire Ticket provided	07/27/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793439	xxxxxx	28833494	xxxxxx	07/27/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the Authorization for Background and Credit check.		Reviewer Comment (2023-07-27): Authorization form provided	07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791950	xxxxxx	28801760	xxxxxx	07/27/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793346	xxxxxx	28806749	xxxxxx	07/28/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791841	xxxxxx	28806020	xxxxxx	07/28/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-07-27): Client elects to waive			08/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791841	xxxxxx	28806101	xxxxxx	07/28/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-08-03): Final SS provided	08/03/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791841	xxxxxx	28806122	xxxxxx	07/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Concentration exceeds 60% Per the xxxxxx Questionnaire, the investor concentration for the entire project is 78%. Subject is a short term rental xxxxxx in xxxxxx. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-07-27): Client elect to waive with verified compensation factors			07/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791841	xxxxxx	28841316	xxxxxx	07/28/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	5% LTV reduction for STR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-08-03): Client elects to waive with verified compensation factors			08/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28822530	xxxxxx	07/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx Disaster End date: xxxxxx	File is missing the appraisal report.		Reviewer Comment (2023-08-01): Appraisal provided	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28822535	xxxxxx	07/28/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-27): Client elects to waive			07/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28822539	xxxxxx	07/28/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1	Note date: xxxxxx ; Lien Position: 1	File is missing the appraisal report.		Reviewer Comment (2023-08-01): Appraisal provided	08/01/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28822596	xxxxxx	07/28/2023	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Rent schedule is missing on lease property	Address: xxxxxx			Reviewer Comment (2023-08-01): 1025 with estimated rents provided	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28822600	xxxxxx	07/28/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-08-01): Flood Cert provided	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28822601	xxxxxx	07/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2023-08-01): PC provided	08/01/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28822602	xxxxxx	07/28/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided				Reviewer Comment (2023-08-01): Appraisal provided	08/01/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28822606	xxxxxx	07/28/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.98 is less than Guideline PITIA months reserves of 2.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive with verified compensation factors			08/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	792941	xxxxxx	28823708	xxxxxx	07/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert reflects the Seller as the seller of the property and not the Lender.		Reviewer Comment (2023-08-02): BP Cert provided Reviewer Comment (2023-08-01): Cert is incomplete. Maturity date and affiant was left blank.	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790347	xxxxxx	28807498	xxxxxx	07/28/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791441	xxxxxx	28829083	xxxxxx	07/28/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-27): Client elects to waive			07/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791441	xxxxxx	28829110	xxxxxx	07/28/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City name mismatched on HOI policy.		Reviewer Comment (2023-08-01): Updated HOI provided	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791441	xxxxxx	28829112	xxxxxx	07/28/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-08-02): CCA received	08/02/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791441	xxxxxx	28829135	xxxxxx	07/28/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Trust Funds / Account Number: xxxxxx	Guidelines require statements with all pages evidencing at least two (2) months consecutive activity. Account history for xxxxxx is from xxxxxx through xxxxxx which is < 2 months.		Reviewer Comment (2023-08-03): Additional statement provided Reviewer Comment (2023-08-02): Bank statements must be consecutive. The bank statement provided is from xxxxxx to xxxxxx . We need the statement from xxxxxx to xxxxxx .	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791441	xxxxxx	28829146	xxxxxx	07/28/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2023-08-09): 1031 exchange documents provided. Borrower has sufficient funds for closing/reserves

Reviewer Comment (2023-08-07): Please review comments from xxxxxx None of the documents provided reflect the funds are being utilized for this purchase from a 1031 exchange as well as this transaction disbursed in xxxxxx. Current transaction closed in xxxxxx. Please provide documentation from the attorney stating funds from this account were utilized for this purchase transaction and were being held until replacement property was found.

Reviewer Comment (2023-08-03): None of the documents provided reflect the funds are being utilized for this purchase from a 1031 exchange as well as this transaction disbursed in xxxxxx Current transaction closed in xxxxxx

Reviewer Comment (2023-08-03): EMD is a deposit from the borrower for the transaction. It is included in the overall total funds required from the borrower. EMD documents were not provided in the loan file. If provided and sourced, this can be included in the closing funds for borrower.

Reviewer Comment (2023-08-02): An earlier xxxxxx account was provided in file at time of review. The updated statement has a lesser balance than the one previously provided. Borrower no longer has any reserves.

Reviewer Comment (2023-08-02): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 1.61 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (2023-07-31): Per guidelines, only 50% of IRA accounts can be utilized. Further, cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 on the Final HUD xxxxxx lement Statement.
															08/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791441	xxxxxx	28863670	xxxxxx	08/02/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $145,319.74 is less than Cash From Borrower $169,492.91.	Reviewer Comment (2023-08-09): 1031 exchange documents provided. Borrower has sufficient funds for closing/reserves

Reviewer Comment (2023-08-07): Please review comments from xxxxxx None of the documents provided reflect the funds are being utilized for this purchase from a 1031 exchange as well as this transaction disbursed in xxxxxx Current transaction closed in xxxxxx. Please provide documentation from the attorney stating funds from this account were utilized for this purchase transaction and were being held until replacement property was found.

Reviewer Comment (2023-08-03): None of the documents provided reflect the funds are being utilized for this purchase from a 1031 exchange as well as this transaction disbursed in xxxxxx. Current transaction closed in xxxxxx.

Reviewer Comment (2023-08-03): EMD is a deposit from the borrower for the transaction. It is included in the overall total funds required from the borrower. EMD documents were not provided in the loan file. If provided and sourced, this can be included in the closing funds for borrower.

Reviewer Comment (2023-08-02): An earlier xxxxxx account was provided in file at time of review. The updated statement has a lesser balance for xxxxxx than the one previously provided. Borrower no longer has sufficient cash to close.
															08/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	793468	xxxxxx	28833316	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	A	A	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793468	xxxxxx	28834382	xxxxxx	07/26/2023	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing.; Sec ID: 53	Note date: xxxxxx ; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	3	D	D	A	A	D	D	D	D	D	D	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	A	A	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793468	xxxxxx	28836083	xxxxxx	07/26/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-02): Additional clearance docs provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	A	A	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793469	xxxxxx	28833486	xxxxxx	07/26/2023	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing.; Sec ID: 53	Note date: xxxxxx ; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	3	D	D	A	A	D	D	D	D	D	D	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	C	C	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793469	xxxxxx	28833490	xxxxxx	07/26/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-26): Client elects to waive			07/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	C	C	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793469	xxxxxx	28833531	xxxxxx	07/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Reason for not having escrow account is not checked on the Final closing disclosure.		Reviewer Comment (2023-08-01): Client elects to waive. SOL 1 year expires xxxxxx			08/01/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	D	C	B	C	C	D	D	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793469	xxxxxx	28836126	xxxxxx	07/26/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-07): Clearance LOE provided Reviewer Comment (2023-08-03): It is unclear how the document provided addresses the additional high risk red flag. Provide the clearance report or clearance LOE. Reviewer Comment (2023-08-02): GSA provided. The Straw buyer high risk red flag was not addressed. Provide the clearance report or clearance LOE.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	D	C	B	C	C	D	D	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793341	xxxxxx	28828465	xxxxxx	07/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792629	xxxxxx	28828932	xxxxxx	07/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792629	xxxxxx	28828950	xxxxxx	07/31/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-02): Clearance report provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792629	xxxxxx	28829075	xxxxxx	07/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require the HOA to be conveyed to the unit owners for an established xxxxxx project; however, the HOA will not be turned over until xxxxxx 24. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-28): Client elects to waive with verified compensation factors			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792629	xxxxxx	28829109	xxxxxx	07/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines restrict business fund usage to the percentage of ownership. The bank statement used for the EMD funds shows a balance of $90,780.87 at the beginning of the period and the borrower's percentage of ownership is 25%; therefore, the borrower's portion of funds is $22,695.22. The EMD was for $30,000 plus the $200 additional fee, which exceeds the borrower's percentage allowance. The file contains an Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-28): Client elects to waive with verified compensation factors			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790314	xxxxxx	28832280	xxxxxx	07/31/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing.		Reviewer Comment (2023-08-01): Updated binder provided	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790314	xxxxxx	28832297	xxxxxx	07/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792940	xxxxxx	28832225	xxxxxx	07/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Co Borrower is a Non-Permanent Residence Alien from xxxxxx and not allowed on the xxxxxx program Lender exception in file with compensating factors. Investor to approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors			08/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792940	xxxxxx	28832864	xxxxxx	07/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792940	xxxxxx	28833012	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.54230% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .54230%).			Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792940	xxxxxx	28833013	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2023-07-31): SitgusAMC received e-sign consent dated xxxxxx	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792940	xxxxxx	28851018	xxxxxx	07/31/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the borrower's unexpired passport and VISA.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-07): Passport provided. Pending receipt of unexpired VISA which is a requirement for the ext of passport for 5 years to the USA.			08/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790917	xxxxxx	28834270	xxxxxx	07/31/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The Borrower rents his current primary residence and the loan file does not contain a verification of rent for the past 12 months. An investor exception is in file to allow for use of paystubs and housing contract as a VOR as Borrower's housing is through his employer. However, a copy of the housing contract nor 12 paystubs (only 2 paystubs in file) were provided in file. Upon receipt, condition will be waived.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-10): No new documents received. Please try uploading again. Reviewer Comment (2023-08-09): Exception form received however the comp factors are incorrect. Reserves are not 2 months or more above the minimum. Reviewer Comment (2023-08-08): The document provided is the exception request. Provide the approved exception form with comp factors. Reviewer Comment (2023-08-03): The housing letter was provided. Pending receipt of the additional 10 months of stubs.			08/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790917	xxxxxx	28834301	xxxxxx	07/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-29): Client elects to waive			07/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790917	xxxxxx	28834509	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-29): Client elects to waive			07/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790917	xxxxxx	28834510	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.30542% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .30542%).			Reviewer Comment (2023-07-29): Client elects to waive			07/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790917	xxxxxx	28834516	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx		Reviewer Comment (2023-08-02): SitusAMC received xxxxxx CD received 3 business days prior to consummation.	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790917	xxxxxx	28835047	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $128.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)			Reviewer Comment (2023-07-26): Sufficient Cure Provided At Closing		07/26/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790917	xxxxxx	28835262	xxxxxx	07/31/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-08-02): Tax Cert provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790917	xxxxxx	28849964	xxxxxx	07/31/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-02): Gap report provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792935	xxxxxx	28833625	xxxxxx	07/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792935	xxxxxx	28848307	xxxxxx	07/31/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the Background and Credit Authorization form		Reviewer Comment (2023-07-31): Authorization provided	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792935	xxxxxx	28848561	xxxxxx	07/31/2023	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	6 months rent loss insurance required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-04): Client elects to waive with verified compensation factors

Reviewer Comment (2023-08-02): The RCE does not clear this condition nor the LOE from the agent. The policy number on the letter is in different font than the rest of the letter; the letter is not signed and dated by the agent, as well as we have two updated policies in file with post close dates, each reflecting different information. We will need the updated pre-close policy with all the accurate information required.

Reviewer Comment (2023-07-31): The HOI is dated post closing and not acceptable. Further, the mortgagee + ISAOA is not reflected as the lender anymore.
																	08/04/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792935	xxxxxx	28848562	xxxxxx	07/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Wind and Hail coverage required per guidelines. HOI policy does not contain this.		Reviewer Comment (2023-08-07): Updates HOI policy provided Reviewer Comment (2023-08-02): The RCE does not clear this condition nor the LOE from the agent. The policy number on the letter is in different font than the rest of the letter; the letter is not signed and dated by the agent, as well as we have two updated policies in file with post close dates, each reflecting different information. We will need the updated pre-close policy with all the accurate information required. Reviewer Comment (2023-08-01): The updated policy is dated post-closing and no longer reflects rent loss insurance.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792065	xxxxxx	28834435	xxxxxx	07/31/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-08-15): FTP provided	08/15/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792065	xxxxxx	28834437	xxxxxx	07/31/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-08-15): FTP provided	08/15/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792065	xxxxxx	28834438	xxxxxx	07/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792549	xxxxxx	28834334	xxxxxx	07/31/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-08-02): E-Consent provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834341	xxxxxx	07/31/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834407	xxxxxx	07/31/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Award Letter / Continuance Letter	The guidelines require an Award Letter to verify social security income. Two prior years of 1099-R can be provided in lieu of the award letter. The file does not contain neither the Award letter or two years of 1099-Rs to document the social security income of $1,116 per month.		Reviewer Comment (2023-08-04): Award letter provided Reviewer Comment (2023-08-04): No new documents received. Please try uploading again. Reviewer Comment (2023-08-03): No new documents received. Please try uploading again.	08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834475	xxxxxx	07/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements reflect 1 NSF occurrence in the last 3 months and a total of 6 occurrences in the last 12 months, which exceeds the maximum of 3 occurrences allowed in the most recent 12-month time period.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors			08/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834491	xxxxxx	07/31/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.54638% exceeds Guideline total debt ratio of 43.00000%.	The guidelines allow a maximum DTI of 43% for the xxxxxx xxxxxx program. The verified DTI exceeds the guideline maximum due to the lender used $35,554.02 per month in income for the borrower's business; however, the verified income is $26,745.69. The difference appears to be a calculation error in which the lender used $334,443.45 in gross deposits for the statement dated xxxxxx per the income worksheet; however, the actual gross deposits were $33,443.45.		Reviewer Comment (2023-08-07): Client requested re-underwrite to xxxxxx guidelines. Max DTI for program is now 50%.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834500	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834501	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan does not meet the loan designation of Non QM due to the guidelines allow a maximum DTI of 43% for the xxxxxx xxxxxx program; however, the verified DTI exceeds the guideline maximum. The lender used $35,554.02 per month in income for the borrower's business income; however, the verified income is $26,745.69. The difference appears to be a calculation error in which the lender used $334,443.45 in gross deposits for the statement dated xxxxxx per the income worksheet; however, the actual gross deposits were $33,443.45.		Reviewer Comment (2023-08-07): Client requested re-underwrite to xxxxxx guidelines. Max DTI for program is now 50%.	08/07/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834502	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.54638% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The guidelines allow a maximum DTI of 43% for the xxxxxx xxxxxx program; however, the verified DTI exceeds the guideline maximum. The lender used $35,554.02 per month in income for the borrower's business income; however, the verified income is $26,745.69. The difference appears to be a calculation error in which the lender used $334,443.45 in gross deposits for the statement dated xxxxxx per the income worksheet; however, the actual gross deposits were $33,443.45.		Reviewer Comment (2023-08-07): Client requested re-underwrite to xxxxxx guidelines. Max DTI for program is now 50%.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834507	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	The file does not contain a copy of the Seller's Closing Disclosure. The borrower's Closing Disclosure does not reflect any seller fees.		Reviewer Comment (2023-08-02): SitusAMC received Seller CD.	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792549	xxxxxx	28834528	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan does not meet the ATR requirements due to the guidelines allow a maximum DTI of 43% for the xxxxxx xxxxxx program; however, the verified DTI exceeds the guideline maximum. The lender used $35,554.02 per month in income for the borrower's business income; however, the verified income is $26,745.69. The difference appears to be a calculation error in which the lender used $334,443.45 in gross deposits for the statement dated xxxxxx per the income worksheet; however, the actual gross deposits were $33,443.45.		Reviewer Comment (2023-08-07): Client requested re-underwrite to xxxxxx guidelines. Max DTI for program is now 50%.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792549	xxxxxx	28835513	xxxxxx	07/31/2023	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Appraisal Re-Inspection Fee	The final Closing Disclosure dated xxxxxx does not list a payee for the Appraisal Field Review/Re- Fee.		Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792465	xxxxxx	28839177	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792465	xxxxxx	28839256	xxxxxx	08/01/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792465	xxxxxx	28839257	xxxxxx	08/01/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.61538% or Final Disclosure APR of 9.76300% is equal to or greater than the threshold of APOR 7.18% + 1.5%, or 8.68000%. Non-Compliant Higher Priced Mortgage Loan.	The disclosure in file signed by the borrower on xxxxxx reflects received a copy of the appraisal, however the date is not specific. Presumed date is signature date of xxxxxx .		Reviewer Comment (2023-08-02): 3 day acknowledgment provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792465	xxxxxx	28839258	xxxxxx	08/01/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The disclosure in file signed by the borrower on xxxxxx reflects received a copy of the appraisal, however the date is not specific. Presumed date is signature date of xxxxxx .		Reviewer Comment (2023-08-02): 3 day acknowledgment provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792465	xxxxxx	28839259	xxxxxx	08/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $600.00 on the initial Loan Estimate to $630.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-08-10): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing		08/10/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792465	xxxxxx	28851529	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The initial and final application reflects the borrower rents for $2,700 per month; however, the file contains a letter of explanation that the borrower lives rent free. Provide the updated application.		Reviewer Comment (2023-08-02): Updated application provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792678	xxxxxx	28841125	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792678	xxxxxx	28851610	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The rent free LOE regarding borrower relationship is in a different font than the rest of the document. The relationship between the owner of the property is a guideline requirement.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-03): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-03): Lender would like to waive			08/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792678	xxxxxx	28851653	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. The dec page reflects the borrower has not had any ownership in any property in the past 3 years, however the borrower owned their previous residence up until 2 months ago as well as owns a rental property.		Reviewer Comment (2023-08-04): Updated 1003 provided	08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792466	xxxxxx	28841707	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793343	xxxxxx	28838998	xxxxxx	08/01/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $36,664.00 is less than Cash From Borrower $275,898.32.	There is a deposit into the borrower's account on xxxxxx and then a wire out on xxxxxx that would be sufficient to cover the closing costs; however, the deposit and withdrawal took place after the note date and there is no evidence the wire was sent to and received by the closing agent. Post-close assets are not acceptable. The disbursement date has no bearing on this.		Reviewer Comment (2023-08-08): Gift letter received. Gift funds were received into account at closing.	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793343	xxxxxx	28838999	xxxxxx	08/01/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-08-03): FTP provided	08/03/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793343	xxxxxx	28839006	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793343	xxxxxx	28839112	xxxxxx	08/01/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender on appraisal is not the same as the lender on the Note.		Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793343	xxxxxx	28840745	xxxxxx	08/01/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1			Reviewer Comment (2023-08-08): CDA provided	08/08/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793343	xxxxxx	28852093	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title policy in file currently reflects the borrower as the vested owner of the subject property on a purchase transaction. Further, the title reflects a $xxxxxx lien that is not reflected as paid on the seller CD. Provide the clear title policy along with evidence of the current vested owner.		Reviewer Comment (2023-08-08): Supplemental report and property profile report provided Reviewer Comment (2023-08-03): The FTP clears the $xxxxxx lien issue but we need to see who the original vested owner was and that it matches the purchase contract. The prelim in file reflected out borrower as the current vested owner.	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793007	xxxxxx	28839187	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793007	xxxxxx	28841445	xxxxxx	08/01/2023	Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Property Insurance Exceeds Replacement Value)	Nevada Home Loan: Property insurance exceeds the replacement value of the property.			Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792460	xxxxxx	28834218	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792460	xxxxxx	28852226	xxxxxx	08/01/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate only in file.		Reviewer Comment (2023-08-04): Final stamped SS provided Reviewer Comment (2023-08-03): The Final Settlement Statement provided is not signed/stamped certified	08/04/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792097	xxxxxx	28833716	xxxxxx	08/01/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx	Required. Funds must be from a xxxxxx. Form must include the bank routing number, account number, and account type. Borrowers may select a date within the grace period stated on the Note.		Reviewer Comment (2023-08-02): ACH provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792097	xxxxxx	28833775	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792097	xxxxxx	28835618	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines required funds to close to be transferred to a xxxxxx account in the borrower’s name and/or the title/closing agent at least 10 days prior to closing for Foreign National borrowers. Closing occurred less than 10 days prior to funds being transferred. Lender exception in file. Investor to approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-11): Client elects to waive with verified compensation factors			08/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792109	xxxxxx	28839403	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792109	xxxxxx	28839864	xxxxxx	08/01/2023	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Prepayment Rider in file was not executed.		Reviewer Comment (2023-08-01): Executed Rider provided	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792109	xxxxxx	28852585	xxxxxx	08/01/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: Address is reflected as xxxxxx vs. all other documents which reflect xxxxxx.		Reviewer Comment (2023-08-14): Corrected CDA provided Reviewer Comment (2023-08-02): Updated appraisal provided. Pending receipt of updated CDA	08/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792961	xxxxxx	28834844	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792961	xxxxxx	28835933	xxxxxx	08/01/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal report reflects all xxxxxx are leased under the Rent Schedule section on page 2; however, the file is missing a copy of the lease agreement for one of the units as required by the guidelines for a refinance transaction.		Reviewer Comment (2023-08-11): Lease agreement and LOE provided Reviewer Comment (2023-08-04): The LOE is not acceptable from the lender. Not being able to obtain the lease the unit cannot be considered vacant. This is a guideline requirement.	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792961	xxxxxx	28836334	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan amount of xxxxxx exceeds the cost basis of xxxxxx. The borrower purchased the property in xxxxxx for xxxxxx. The appraisal reflects there were updates made; however, the file does not provide documentation to verify the costs of the improvements or any additional acquisition costs.		Reviewer Comment (2023-08-04): Spreadsheet provided with draw schedule and appraiser comments with completed work.	08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792961	xxxxxx	28851278	xxxxxx	08/01/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the investment affidavit	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-04): Client elects waive with verified compensation factors Reviewer Comment (2023-08-02): The document provided is not the investment affidavit. The disclosure specifically states at the top business investment affidavit or similar verbiage.			08/04/2023	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792961	xxxxxx	28851293	xxxxxx	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit application reflects the guarantor is not a US Citizen; however, the citizenship type was not provided nor documentation.		Reviewer Comment (2023-08-04): Per resident card and ext provided	08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791888	xxxxxx	28834169	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792082	xxxxxx	28839312	xxxxxx	08/01/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793014	xxxxxx	28844502	xxxxxx	08/02/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793014	xxxxxx	28857120	xxxxxx	08/02/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A mortgage history is require for the subject property as it is being paid through close. The statement and Note provided reflects the lien is not in the borrower's name, however the guidelines require a history on the subject property.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791917	xxxxxx	28844320	xxxxxx	08/02/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792975	xxxxxx	28846418	xxxxxx	08/02/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792975	xxxxxx	28857498	xxxxxx	08/02/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate Settlement Statement only in file.		Reviewer Comment (2023-08-02): Final SS provided	08/02/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792975	xxxxxx	28857508	xxxxxx	08/02/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-03): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-02): The lender LOE is not acceptable. Proof will need to be provided that xxxxxx is a servicer.			08/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793028	xxxxxx	28847822	xxxxxx	08/03/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file contains a lease agreement and bank statements to verify the primary residence rental history. The bank statement dated xxxxxx shows 2 payments to the landlord; however, the payment on xxxxxx was reversed; therefore, the file only contains payment history for xxxxxx through xxxxxx and xxxxxx through xxxxxx . The xxxxxx rental payment is missing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793028	xxxxxx	28847829	xxxxxx	08/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-08-04): 442 provided dated xxxxxx : No Damage	08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793028	xxxxxx	28847843	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793028	xxxxxx	28847872	xxxxxx	08/03/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	The xxxxxx CU has a score of 1.0, however the xxxxxx CU reflects not eligible for rep and warrant. In this case, a secondary valuation product will be required.		Reviewer Comment (2023-08-10): CDA received	08/10/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792299	xxxxxx	28850692	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792774	xxxxxx	28845701	xxxxxx	08/03/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a full 12 month mortgage history for the primary residence. The credit report reflects 2 months of history plus a mortgage statement to verify June's payment for a total of 3 months. The application reflects the primary has been owned for 6 years. The file does not contain any documentation to verify whether any of the closed mortgages on the credit report were associated with the primary residence. The file is missing evidence the previous 9 months of mortgage history or verification the property was owned free and clear prior to the mortgage reporting on the credit report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792774	xxxxxx	28845711	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792777	xxxxxx	28846755	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792777	xxxxxx	28846816	xxxxxx	08/03/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-08-08): Final SS provided	08/08/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792777	xxxxxx	28846930	xxxxxx	08/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The note states there is a prepay addendum; however, the addendum is not in the file.		Reviewer Comment (2023-08-08): PPP provided	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	Yes	Property Focused
xxxxxx	792777	xxxxxx	28847069	xxxxxx	08/03/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a full 12 month mortgage history for the primary residence. The credit report verifies 2 months and the mortgage statement verifies June's payment for a total of 3 months. The application reflects the borrower has owned their primary residence for 6 years. There is no documentation in the file to determine if any of the closed mortgages on the credit report are associated with the primary residence. The file is missing evidence of the additional 9 months of mortgage history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792782	xxxxxx	28846336	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792782	xxxxxx	28846352	xxxxxx	08/03/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-08-09): Final SS provided	08/09/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792782	xxxxxx	28847660	xxxxxx	08/03/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a full 12 month mortgage history for the primary residence. The credit report verifies 2 months and the mortgage statement verifies June's payment for a total of 3 months. The application reflects the borrower has owned their primary residence for 6 years. There is no documentation in the file to determine if any of the closed mortgages on the credit report are associated with the primary residence. The file is missing evidence of the additional 9 months of mortgage history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792810	xxxxxx	28848401	xxxxxx	08/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-04): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-03): The guidelines state "and/or" for the Operating Agreement. .Therefore, document is required.			08/04/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	792810	xxxxxx	28848426	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	792810	xxxxxx	28848490	xxxxxx	08/03/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-08-03): CU of 13 provided	08/03/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	792810	xxxxxx	28857589	xxxxxx	08/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title does not reflect the proposed insured as the Entity.		Reviewer Comment (2023-08-03): Supplement provided	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791896	xxxxxx	28848176	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791896	xxxxxx	28848935	xxxxxx	08/03/2023	Credit	Credit	Credit Documentation	Credit	A summary review of all the documentation in the loan.		The 1003, dec page, reflects intent to occupy.		Reviewer Comment (2023-08-15): Corrected 1003 provided	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791896	xxxxxx	28848936	xxxxxx	08/03/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Cert reflects xxxxxx.		Reviewer Comment (2023-08-04): Updated Flood Cert provided	08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791896	xxxxxx	28857799	xxxxxx	08/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Title reflects xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791896	xxxxxx	28857801	xxxxxx	08/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1003 reflects xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791840	xxxxxx	28847452	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791840	xxxxxx	28847999	xxxxxx	08/03/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require alternative documentation showing the most recent 6-month history (cancelled checks, mortgage statements including payment history, etc.) when the mortgage being paying off is a private lender. The title report and mortgage pay history verifies the mortgage being paid is with a private lender. The file only contains a pay history from the private lender. The required alternative documentation was not provided. The file contains an Investor exception. Please note, the borrower owns 80% of the private lender that is being paid off.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-01): Client elects to waive with verified compensation factors			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792676	xxxxxx	28847726	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792676	xxxxxx	28847828	xxxxxx	08/03/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-04): Cleared report provided Reviewer Comment (2023-08-03): No new documents received. Please try uploading again.	08/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792676	xxxxxx	28849098	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.	Reviewer Comment (2023-08-09): Corrected settlement statement provided. Flood insurance escrowed.

Reviewer Comment (2023-08-08): A unexecuted prelim settlement statement does not trump a final signed settlement statement. If flood insurance was escrowed, then the the final settlement statement must be updated and stamped certified/signed.

Reviewer Comment (2023-08-04): The flood insurance is not escrowed on the final settlement statement. An itemization nor first payment letter is acceptable as these are not final documents.

Reviewer Comment (2023-08-03): No new documents received. Please try uploading again.
															08/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792676	xxxxxx	28858501	xxxxxx	08/03/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.				Reviewer Comment (2023-08-03): RCE provided	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793313	xxxxxx	28850845	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793313	xxxxxx	28860845	xxxxxx	08/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The Note reflects see attached for PPP, however the document was not provided.		Reviewer Comment (2023-08-07): PPP provided	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	Yes	Property Focused
xxxxxx	792091	xxxxxx	28851770	xxxxxx	08/03/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-01): Client elects to waive			08/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792091	xxxxxx	28852608	xxxxxx	08/03/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-08): Updated pre-close and scored credit report provided	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793036	xxxxxx	28856811	xxxxxx	08/04/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-07): Gap report provided	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793036	xxxxxx	28856820	xxxxxx	08/04/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require housing history through the month of closing. The file is missing evidence of the xxxxxx payment for the borrower's primary residence first and second liens.		Reviewer Comment (2023-08-07): Supplement provided	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793036	xxxxxx	28856867	xxxxxx	08/04/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-03): Client elects to waive			08/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793036	xxxxxx	28856954	xxxxxx	08/04/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-03): Client elects to waive			08/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793015	xxxxxx	28850848	xxxxxx	08/04/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-02): Client elects to waive			08/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793015	xxxxxx	28851128	xxxxxx	08/04/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors			08/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793015	xxxxxx	28851225	xxxxxx	08/04/2023	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2023-08-07): BP cert provided	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793015	xxxxxx	28851231	xxxxxx	08/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-08-07): BP cert provided	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793015	xxxxxx	28851233	xxxxxx	08/04/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA does not reflect the xxxxxx unit number.		Reviewer Comment (2023-08-09): Corrected CDA provided	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793015	xxxxxx	28863903	xxxxxx	08/04/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Investment Affidavit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-07): Client elects to waive with verified compensation factors			08/07/2023	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792255	xxxxxx	28851744	xxxxxx	08/04/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-02): Client elects to waive			08/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792255	xxxxxx	28851766	xxxxxx	08/04/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for CPM showing unavailable. Reasons unavailable - xxxxxx -Commercial space 37%: No Reserves: xxxxxx. None of these reasons cause a xxxxxx to be illegible per UW guidelines. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-02): Client elects to waive with verified compensation factors			08/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	788434	xxxxxx	28851136	xxxxxx	08/04/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The subject transaction is a rate and term refinance and lowers the P&I payment by more than $50 per month.	Reviewer Comment (2023-08-02): Client elects to waive			08/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788434	xxxxxx	28851146	xxxxxx	08/04/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-08-17): Final SS provided Reviewer Comment (2023-08-15): No new trailing documents provided. Comments made on xxxxxx appear to be for the seller. Please see comments on 8/11: The Final Settlement Statement provided is not signed/stamped certified. Reviewer Comment (2023-08-11): The Final Settlement Statement provided is not signed/stamped certified.	08/17/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788434	xxxxxx	28851147	xxxxxx	08/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-08-16): CDAIR received xxxxxx : No Damage	08/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788434	xxxxxx	28853014	xxxxxx	08/04/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		Investor exception in file, however comp factors are incorrect. Credit Score is not 20+ points > minimum required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The subject transaction is a rate and term refinance and lowers the P&I payment by more than $50 per month.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-07): No new trailing documents received. Please try uploading again.			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793306	xxxxxx	28857020	xxxxxx	08/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-03): Client elects to waive			08/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793306	xxxxxx	28857101	xxxxxx	08/07/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $509,345.40 is less than Cash From Borrower $514,624.64.			Reviewer Comment (2023-08-18): Final stamped SS provided Reviewer Comment (2023-08-10): The closing statement provided matches the PC-CD, however the closing statement is not signed/stamped certified. Once provided, condition will be cleared.	08/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793347	xxxxxx	28856614	xxxxxx	08/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-03): Client elects to waive			08/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793670	xxxxxx	28864244	xxxxxx	08/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-04): Client elects to waive			08/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790183	xxxxxx	28863893	xxxxxx	08/07/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		The appraisal reflects the property is in a leasehold. The leasehold agreement is not provided. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The DSCR of 1.37 is greater than the minimum required DSCR of 1.00.	Reviewer Comment (2023-08-03): Client elects to waive with verified compensation factors			08/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790183	xxxxxx	28863912	xxxxxx	08/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The DSCR of 1.37 is greater than the minimum required DSCR of 1.00.	Reviewer Comment (2023-08-03): Client elects to waive			08/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790183	xxxxxx	28863972	xxxxxx	08/07/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Minimum loan amount is $150,000 when DSCR is < 1.50. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The DSCR of 1.37 is greater than the minimum required DSCR of 1.00.	Reviewer Comment (2023-08-03): Client elects to waive with verified compensation factors			08/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790183	xxxxxx	28864659	xxxxxx	08/07/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2023-08-11): Updated CDA provided	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790183	xxxxxx	28884619	xxxxxx	08/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Foreign LLC Certificate of Good Standing or equivalent if entity not formed in subject property state. The subject was formed in xxxxxx and is purchasing a property in xxxxxx Cert of Good Standing or equivalent required in xxxxxx.		Reviewer Comment (2023-08-09): Filing cert for xxxxxx provided	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792681	xxxxxx	28857587	xxxxxx	08/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-03): Client elects to waive			08/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792624	xxxxxx	28857788	xxxxxx	08/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-04): Client elects to waive with verified compensation factors			08/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792624	xxxxxx	28878449	xxxxxx	08/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting in an Entity is mandatory in xxxxxx per the 7.21.2023 matrix.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-15): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-08): The investor provided us with 7.21.2023 guidelines and matrices to utilize. If a re-underwrite to older guidelines is required, the investor will need to request this.			08/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791965	xxxxxx	28862536	xxxxxx	08/07/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception in file: The lender is unable to provide checks or bank statements to go with the VOM to the private lender. Credit supplement also provided through 5/2023 for the VOM history, and VOM reflects xxxxxx xxxxxx . However, comp factors are incorrect. LTV/CLTV is not 10% or more below the max.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791965	xxxxxx	28862601	xxxxxx	08/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-04): Client elects to waive			08/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791965	xxxxxx	28877723	xxxxxx	08/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. Borrower has now ownership in primary residence and lives rent free.		Reviewer Comment (2023-08-11): Updated 1003 provided	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793240	xxxxxx	28857520	xxxxxx	08/07/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for 2-4 unit on a refinance is 70%. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-04): Client elects to waive with verified compensation factors			08/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793240	xxxxxx	28857526	xxxxxx	08/07/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-08-10): Approval provided	08/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793240	xxxxxx	28857596	xxxxxx	08/07/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-04): Client elects to waive			08/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793240	xxxxxx	28877295	xxxxxx	08/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. Currently reflects rents for primary residence, however borrower is living rent free.		Reviewer Comment (2023-08-14): Updated 1003 provided Reviewer Comment (2023-08-10): The 1003 still reflects Rent. The No primary housing history expense should be selected.	08/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793547	xxxxxx	28864471	xxxxxx	08/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-07): Client elects to waive			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793547	xxxxxx	28864495	xxxxxx	08/08/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-08-10): 1008 provided Reviewer Comment (2023-08-09): The approval for the loan is required via a 1008 w/ UW name or the Lender's Approval with conditions.	08/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793547	xxxxxx	28864522	xxxxxx	08/08/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement			Reviewer Comment (2023-08-10): Lease Agreement provided	08/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793547	xxxxxx	28864573	xxxxxx	08/08/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)			Reviewer Comment (2023-08-10): SitusAMC received LE dated xxxxxx	08/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793547	xxxxxx	28882576	xxxxxx	08/08/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Per the 1003, rental income was utilized on the departing residence, however the lease agreement is missing from the loan file.		Reviewer Comment (2023-08-10): Lease Agreement provided	08/10/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793547	xxxxxx	28882577	xxxxxx	08/08/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx xxxxxx % Vacancy Method)	Per the 1003, rental income was utilized on the departing residence, however the lease agreement is missing from the loan file.		Reviewer Comment (2023-08-10): Lease Agreement provided	08/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793547	xxxxxx	28882578	xxxxxx	08/08/2023	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Per the 1003, rental income was utilized on the departing residence, however the lease agreement is missing from the loan file.		Reviewer Comment (2023-08-10): Lease Agreement provided	08/10/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793334	xxxxxx	28864322	xxxxxx	08/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-07): Client elects to waive			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793334	xxxxxx	28866160	xxxxxx	08/08/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require 6 months of seasoning in order to use the current appraised value to qualify the loan. The property was acquired on xxxxxx which is less than 6 months from the application date. The lender used the current appraised value to qualify the loan. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-08-07): Client elects to waive with verified compensation factors			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793334	xxxxxx	28883913	xxxxxx	08/08/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Non-Institutional lender VOM provided which appears to be for the subject property, however the property address was left blank. Further, 6 months cancelled checks were not provided.		Reviewer Comment (2023-08-09): Note provided verifying no payments required and address	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793169	xxxxxx	28864326	xxxxxx	08/08/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1			Reviewer Comment (2023-08-16): CDA received Reviewer Comment (2023-08-11): The rebuttal is not acceptable. This is a rating agency requirement for securitization when the CU's are conflicting between xxxxxx and xxxxxx.	08/16/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	B	B			D	A		N/A	No	Property Focused
xxxxxx	793169	xxxxxx	28864366	xxxxxx	08/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-07): Client elects to waive			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	B	B			D	A		N/A	No	Property Focused
xxxxxx	791230	xxxxxx	28871933	xxxxxx	08/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-07): Client elects to waive			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791230	xxxxxx	28872049	xxxxxx	08/08/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Must reflect escrows and cash xxxxxx borrower.		Reviewer Comment (2023-08-11): Final HUD provided. Escrows reflected	08/11/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791230	xxxxxx	28872070	xxxxxx	08/08/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	9 months bank statement/pay history was provided for the subject property, however the VOM was not provided to verify the terms.	Reviewer Comment (2023-08-21): VOM provided. Bank statements provided for 6/2023 and 7/2023 payments.

Reviewer Comment (2023-08-15): The same VOR was provided that is not for the subject property. Please review comments from xxxxxx and original condition. 9 months bank statement/pay history was provided for the subject property, however the VOM was not provided to verify the terms.

Reviewer Comment (2023-08-11): Documents provided are not for the subject property. Per original condition, 9 months bank statement/pay history was provided for the subject property, however the VOM was not provided to verify the terms.
															08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791230	xxxxxx	28872072	xxxxxx	08/08/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for 2-4 unit property is 70% for refinances and CBSA state. Investor exception in file, however due to missing Final Settlement Statement, cannot verify if reserves exceed requirement by 2 months or more as stated on exception form.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-11): Client elects to waive with verified compensation factors			08/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791608	xxxxxx	28871968	xxxxxx	08/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-07): Client elects to waive with verified compensation factors			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791608	xxxxxx	28871988	xxxxxx	08/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property has xxxxxx, with one not being considered legal per the appraisal report. Both units are below the xxxxxx guideline minimum for 2-4 Units. Investor Exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-07): Client elects to waive with verified compensation factors			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791608	xxxxxx	28871989	xxxxxx	08/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final 1003 states that the borrower is renting the current primary residence, however, the borrower's spouse provided a letter that the borrower lives rent free at the primary residence. Provide the updated 1003.		Reviewer Comment (2023-08-09): Updated 1003 provided	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791608	xxxxxx	28883736	xxxxxx	08/08/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The guidelines require a color appraisal.		Reviewer Comment (2023-08-10): Color appraisal provided Reviewer Comment (2023-08-09): Provide the updated appraisal with a complete date of xxxxxx in color.	08/10/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791608	xxxxxx	28953142	xxxxxx	08/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Long Term rents only provided on 1025 for estimated rents. However, borrower is utilizing the property as an STR. Investor is granting exception to utilize 100% of long term rents reflected without the 20% reduction for STR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors			08/18/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793393	xxxxxx	28872303	xxxxxx	08/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-07): Client elects to waive			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793393	xxxxxx	28873664	xxxxxx	08/08/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The loan file only contains the General Liability insurance. Provide the commercial dwelling coverage HOI policy.		Reviewer Comment (2023-08-08): HOI provided	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793393	xxxxxx	28883430	xxxxxx	08/08/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Investment Affidavit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-09): Document provided is not the investment affidavit. The document reflects business affidavit at the top.			08/10/2023	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793393	xxxxxx	28889062	xxxxxx	08/08/2023	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		The insurance binder only has damage to rented properties under general commercial liability vs. the dwelling coverage. 6 months required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors			08/10/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793211	xxxxxx	28871882	xxxxxx	08/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-07): Client elects to waive			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793063	xxxxxx	28871680	xxxxxx	08/08/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-07): Client elects to waive			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793063	xxxxxx	28871682	xxxxxx	08/08/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-08-11): HUD-1 provided	08/11/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793063	xxxxxx	28872403	xxxxxx	08/08/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Address has city as xxxxxx vs xxxxxx as reflected on the Note. Abbreviation for xxxxxx is xxxxxx.		Reviewer Comment (2023-08-11): Abbreviation search provided reflect xxxxxx as a variation for xxxxxx.	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793063	xxxxxx	28873626	xxxxxx	08/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1003 reflects the borrower owns the primary residence, however the property profile report reflects the borrower has no ownership. There is a 1098 in file with the non-borrowing spouse name only for the subject property. Provide evidence that the borrower owns the primary residence and that it is in fact free and clear or provide the updated 1003 reflecting no ownership.		Reviewer Comment (2023-08-14): Corrected application provided	08/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793548	xxxxxx	28893089	xxxxxx	08/15/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793548	xxxxxx	28897754	xxxxxx	08/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1003 reflects $2516.67 for the mortgage payment on xxxxxx property, however mortgage statement for HELOC reflects $ 743.33 and property profile report does not reflect any other liens.		Reviewer Comment (2023-08-18): Attestation provided Reviewer Comment (2023-08-17): Please provide an attestation for the loan file on the calculation utilized.	08/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793431	xxxxxx	28871072	xxxxxx	08/09/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-08-11): HOI provided	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793431	xxxxxx	28876650	xxxxxx	08/09/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $95,190.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax increased from $0.00 on the initial Loan Estimate to xxxxxx on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-08-11): SitusAMC received Itemization of fee sheet with Lender detailed comment for the bifurcation of Recording fee and Transfer taxes on Initial LE and Final CD and the fee is not bound by tolerance.	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793431	xxxxxx	28877423	xxxxxx	08/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive			08/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793431	xxxxxx	28888325	xxxxxx	08/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the borrower's EAD card.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-17): Client elect waive with verified compensation factors Reviewer Comment (2023-08-11): Per the guidelines, if the VISA type is not H-1B, L-1B, O or P, an EAD will be required.			08/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793431	xxxxxx	28888336	xxxxxx	08/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, Non-Perm Resident is only allowed on 24 month Alt Doc. Loan is 12 months Alt Doc.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-17): Client elect waive with verified compensation factors			08/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793025	xxxxxx	28870530	xxxxxx	08/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive			08/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793025	xxxxxx	28887236	xxxxxx	08/09/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The VVOE in file is dated > 10 days from closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-10): Per the guidelines, the VVOE must be completed within 10 business days of closing. The disbursement date has no bearing on this.			08/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793666	xxxxxx	28872110	xxxxxx	08/09/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $1,063,561.60 is greater than Guideline total cash-out of $1,000,000.00.	Cash out exceeds more than guidelines requirement of $1,000,000.00. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive with verified compensation factors			08/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793666	xxxxxx	28872146	xxxxxx	08/09/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-08): Client elects to waive			08/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793666	xxxxxx	28887686	xxxxxx	08/09/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-14): Client elects to waive with verified compensation factors			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794202	xxxxxx	28877328	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794194	xxxxxx	28877676	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794194	xxxxxx	28878114	xxxxxx	08/10/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793714	xxxxxx	28877142	xxxxxx	08/10/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Valuation address zip code does not match Note address zip code.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elect to waive with verified compensation factors Reviewer Comment (2023-08-11): The xxxxxx affidavit is only a correction to the DOT. A corrected and executed Note must also be provided. Further, the LOE to borrower and evidence of delivery to the borrower was not provided.			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793714	xxxxxx	28877148	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793714	xxxxxx	28877192	xxxxxx	08/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-08-14): Background report provided	08/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793714	xxxxxx	28877219	xxxxxx	08/10/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance address zip code does not match Note address zip code.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elect to waive with verified compensation factors Reviewer Comment (2023-08-11): The xxxxxx affidavit is only a correction to the DOT. A corrected and executed Note must also be provided. Further, the LOE to borrower and evidence of delivery to the borrower was not provided.			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793714	xxxxxx	28877249	xxxxxx	08/10/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA address zip code does not match Note address zip code.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elect to waive with verified compensation factors Reviewer Comment (2023-08-11): The xxxxxx affidavit is only a correction to the DOT. A corrected and executed Note must also be provided. Further, the LOE to borrower and evidence of delivery to the borrower was not provided.			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793714	xxxxxx	28877361	xxxxxx	08/10/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate Subject Address zip code does not match Note address zip code.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elect to waive with verified compensation factors Reviewer Comment (2023-08-11): The xxxxxx affidavit is only a correction to the DOT. A corrected and executed Note must also be provided. Further, the LOE to borrower and evidence of delivery to the borrower was not provided.			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793714	xxxxxx	28893949	xxxxxx	08/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy address zip code does not match the Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elect to waive with verified compensation factors Reviewer Comment (2023-08-11): The xxxxxx affidavit is only a correction to the DOT. A corrected and executed Note must also be provided. Further, the LOE to borrower and evidence of delivery to the borrower was not provided.			08/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793714	xxxxxx	28918384	xxxxxx	08/14/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		A xxxxxx affidavit to the DOT was provided correcting the zip code to xxxxxx. Provide the corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-14): Client elect to waive with verified compensation factors			08/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793848	xxxxxx	28877588	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793848	xxxxxx	28877707	xxxxxx	08/10/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file contains a final closing statement; however, the statement is not signed/stamped certified.		Reviewer Comment (2023-08-16): Final Ss provided	08/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793848	xxxxxx	28878613	xxxxxx	08/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property was vested in the name of xxxxxx and the file does not contain documentation to verify the borrower has the authority to complete the transaction and transfer the property solely to the borrower. xxxxxx is owned 100% by A xxxxxx, which the borrower has 99% ownership in with another business, xxxxxx owning 1%. The file does not contain any documentation for xxxxxx to determine if the borrower had the authority to complete the transaction. Investor exception in file, however the K-1 is missing. Once received, the exception will be re-reviewed for waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-18): K-1 provided			08/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793059	xxxxxx	28877538	xxxxxx	08/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for primary verified till xxxxxx, required mortgage payments for xxxxxx and xxxxxx.		Reviewer Comment (2023-08-15): Statements provided	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793059	xxxxxx	28877597	xxxxxx	08/10/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2023-08-15): Flood Insurance provided	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793059	xxxxxx	28877625	xxxxxx	08/10/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-16): Cleared report provided	08/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793059	xxxxxx	28877627	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793059	xxxxxx	28896443	xxxxxx	08/10/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The HOI dwelling policy reflects the previous lien holder xxxxxx. Only the Wind Policy reflects the current mortgagee + ISAOA.		Reviewer Comment (2023-08-15): Additional insured endorsement provided with lender + ISAOA	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793809	xxxxxx	28877482	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793809	xxxxxx	28896472	xxxxxx	08/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-17): The document provided is not the Articles of Org. The Ops Agreement was provided and the Cert of Good Standing was provided. Reviewer Comment (2023-08-15): The Article of Org provided are not for xxxxxx which is the Borrowing Entity. Only the Filing Receipt was provided.			08/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793809	xxxxxx	28896486	xxxxxx	08/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of ownership in xxxxxx. Per the title, the property was deeded to the Borrowing Entity on xxxxxx for $0 consideration which is < 12 months from application date.		Reviewer Comment (2023-08-15): Evidence of ownership provided	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792959	xxxxxx	28886836	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792959	xxxxxx	28886960	xxxxxx	08/10/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792959	xxxxxx	28886976	xxxxxx	08/10/2023	Compliance	Compliance	State Compliance	State Defect	Maryland SB270 Prepayment Penalty Test 2009 Investment Test	Maryland SB270: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.			Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792959	xxxxxx	28887388	xxxxxx	08/10/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The loan file is missing a third party verification of the Borrower's business within 10 days of the note date as required by guidelines.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-23): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-11): An internet search and VVOE are not valid forms of SE verification.			08/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792959	xxxxxx	28894215	xxxxxx	08/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower owns 80% of business used to qualify and Spouse owns 20%. Borrower is not on the xxxxxx business account, only the Spouse. LOE in file states although not on account the borrower is the one who uses the account for vendor payments, checks, etc. Documentation from xxxxxx in file does show the Spouse as the only signor on the business account. Lender exception in file requesting use of account. Investor to approve.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-23): Client elects to waive with verified compensation factors			08/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792959	xxxxxx	28894220	xxxxxx	08/10/2023	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Signed joint access letter from all business partners required if borrower has less than 100% ownership.		Reviewer Comment (2023-08-11): LOE provided	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794269	xxxxxx	28882669	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794269	xxxxxx	28882680	xxxxxx	08/10/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2023-08-15): Final SS provided for equity of another owned C/O refinance.	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794269	xxxxxx	28882690	xxxxxx	08/10/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $3,714.54.			Reviewer Comment (2023-08-15): Final SS provided for equity of another owned C/O refinance.	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794269	xxxxxx	28894965	xxxxxx	08/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing the 07.2023 payment for the xxxxxx account listed on the credit report as required by guidelines.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-15): Client elects to waive with verified compensation factors			08/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794108	xxxxxx	28882878	xxxxxx	08/10/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-09): Client elects to waive			08/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	794108	xxxxxx	28883501	xxxxxx	08/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The loan file contains a Guarantor Agreement however, the first page is not present in the loan file.		Reviewer Comment (2023-08-15): GA provided	08/15/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	794108	xxxxxx	28883704	xxxxxx	08/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the 07.2023 payment for the xxxxxx account listed on the credit report as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-08-15): Client elects to waive with verified compensation factors			08/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792181	xxxxxx	28882720	xxxxxx	08/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792181	xxxxxx	28882791	xxxxxx	08/11/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-08-15): 1008 w/ UW name provided	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790198	xxxxxx	28883400	xxxxxx	08/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790198	xxxxxx	28883426	xxxxxx	08/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The transaction is a non-arm's length transaction due to the borrower purchasing from a family member. The guidelines only allow full documentation loans when the borrower is purchasing from a family member. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790198	xxxxxx	28905806	xxxxxx	08/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For loans secured by a xxxxxx unit in the xxxxxx, if the project is over 30 years old (or 25 if within 3 miles of the coast), a structural inspection is required per xxxxxx statute 553.899. Loan was reviewed to 4.2023 guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-15): Client elects to waive with verified compensation factors			08/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790259	xxxxxx	28883351	xxxxxx	08/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is related to the seller (sister) and per guidelines full documentation loans only on Non-Arm's transactions and the subject is a DSCR loan. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790259	xxxxxx	28883389	xxxxxx	08/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793800	xxxxxx	28883255	xxxxxx	08/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792817	xxxxxx	28883378	xxxxxx	08/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792817	xxxxxx	28905255	xxxxxx	08/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated appraisal. Page 1 reflects property has been listed for sale in the past 12 months which is incorrect. Property was listed for rent.		Reviewer Comment (2023-08-21): Updated appraisal provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793251	xxxxxx	28887007	xxxxxx	08/11/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793251	xxxxxx	28887060	xxxxxx	08/11/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max is 70% for loan amount <150K. Requested LTV exception to 75%. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive with verified compensation factors			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793251	xxxxxx	28905352	xxxxxx	08/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Note for the borrower's primary residence to support not obligated to the mortgage. The mortgage statement does not reflect all obligators at times.		Reviewer Comment (2023-08-22): Credit report provided for non-borrowing spouse reflecting history and obligator. Joint indicates the other holder on the mortgage statement vs. our borrower.	08/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792369	xxxxxx	28886021	xxxxxx	08/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792369	xxxxxx	28905566	xxxxxx	08/14/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate Settlement Statement only in file		Reviewer Comment (2023-08-15): Final SS provided	08/15/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792432	xxxxxx	28886530	xxxxxx	08/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793453	xxxxxx	28886891	xxxxxx	08/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	794468	xxxxxx	28887285	xxxxxx	08/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794468	xxxxxx	28887320	xxxxxx	08/14/2023	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx	The guidelines require identification for all guarantors. The guarantee agreement reflects two individuals as guarantors. The file is missing the identification verification for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-16): Client elects to waive with verified compensation factors			08/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794468	xxxxxx	28887330	xxxxxx	08/14/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	The guidelines require an OFAC for all non-owner and owner key principals and non-credit qualifying guarantors. Provide the OFAC for xxxxxx.		Reviewer Comment (2023-08-15): OFAC provided	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794468	xxxxxx	28887331	xxxxxx	08/14/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	The guidelines require a background report for all non-owner and owner key principals. Provide the background report for xxxxxx.		Reviewer Comment (2023-08-15): Background provided	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792770	xxxxxx	28892546	xxxxxx	08/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-08-22): BP Cert provided	08/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792770	xxxxxx	28892584	xxxxxx	08/14/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-10): Client elects to waive			08/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792770	xxxxxx	28892618	xxxxxx	08/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's primary address is on xxxxxx, however, on 1003, Section 3a, it reflects as an Investment property. Please provide the corrected 1003.		Reviewer Comment (2023-08-22): Updated 1003 provided	08/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792770	xxxxxx	28893088	xxxxxx	08/14/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-22): Fraud report provided	08/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792610	xxxxxx	28893882	xxxxxx	08/15/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-08-21): E-Consent provided Reviewer Comment (2023-08-16): The purchase contract is e-signed. Any documents that are e-signed require an e-consent.	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792610	xxxxxx	28893914	xxxxxx	08/15/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-11): Client elects to waive			08/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792610	xxxxxx	28893936	xxxxxx	08/15/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		The document in file is blank.		Reviewer Comment (2023-08-16): HOA cert provided	08/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792610	xxxxxx	28893938	xxxxxx	08/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Need to verify June 2023 mortgage payment for xxxxxx. Payment verified till May 2023 for this mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-16): The loan closed xxxxxx . Per guidelines, the history needs to be verified up until the month prior to closing.			08/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792610	xxxxxx	28893953	xxxxxx	08/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject xxxxxx is a new project with subject phase completed. Control of the HOA is still under builder and common area not yet completed. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-11): Client elects to waive with verified compensation factors			08/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792610	xxxxxx	28912783	xxxxxx	08/15/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost and Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost and one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003, dec page, reflects intent to occupy. Provide the lender attestation in regards to the error on the Initial 1003.		Reviewer Comment (2023-08-17): Lender attestation provided and final 1003 is correct Reviewer Comment (2023-08-16): The seller will need to provide the corrected 1003 as well as an attestation on the error.	08/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793946	xxxxxx	28892720	xxxxxx	08/15/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-11): Client elects to waive			08/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793946	xxxxxx	28892748	xxxxxx	08/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a Verification of Mortgage when the mortgage is not on the credit report. The file contains monthly statements to verify the mortgage payment; however, the required VOM is not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-22): The client elects to waive. Reviewer Comment (2023-08-17): Please review original condition and comments from 8/16: The guidelines under section 5.3 states a VOM is required for all liens not reflected on credit. Reviewer Comment (2023-08-16): The guidelines under section 5.3 does not state either or can be provided. It states a VOM is required for all liens not reflected on credit and if the lender or landlord is a non-institutional or private, 6 months cancelled checks are required.			08/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793946	xxxxxx	28892751	xxxxxx	08/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require updated final 1003 reflecting the following declaration question A. as Yes (If Yes, have you had an ownership interest in another property in the last three years? ). The borrowers have ownership interest in the primary property.		Reviewer Comment (2023-08-16): Updated 1003 provided	08/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793570	xxxxxx	28893692	xxxxxx	08/15/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-08-17): Final SS provided	08/17/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793570	xxxxxx	28893836	xxxxxx	08/15/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-11): Client elects to waive			08/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793570	xxxxxx	28893857	xxxxxx	08/15/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-17): Clearance report provided	08/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793352	xxxxxx	28895846	xxxxxx	08/15/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-11): Client elects to waive			08/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793989	xxxxxx	28904051	xxxxxx	08/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-14): Client elects to waive			08/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793989	xxxxxx	28905214	xxxxxx	08/16/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has been living rent free for the past 2 years. The guidelines require a letter of explanation executed by relative confirming that there xxxxxx s no monthly obligation, which was not provided in the file.		Reviewer Comment (2023-08-18): LOE provided	08/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793989	xxxxxx	28905257	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Reviewer Comment (2023-08-14): Client elects to waive			08/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794262	xxxxxx	28902280	xxxxxx	08/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-15): Client elects to waive			08/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794262	xxxxxx	28909505	xxxxxx	08/16/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Secondary valuation did not include SE in the address as disclosed on the Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors			08/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794262	xxxxxx	28921773	xxxxxx	08/16/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors			08/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791887	xxxxxx	28915730	xxxxxx	08/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-14): Client elects to waive			08/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791887	xxxxxx	28915913	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-08-14): Client elects to waive			08/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791887	xxxxxx	28915931	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2023-08-14): Sufficient Cure Provided At Closing		08/14/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793283	xxxxxx	28911229	xxxxxx	08/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-15): Client elects to waive			08/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	793952	xxxxxx	28904358	xxxxxx	08/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-15): Client elects to waive			08/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792454	xxxxxx	28915573	xxxxxx	08/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-14): Client elects to waive			08/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792454	xxxxxx	28917919	xxxxxx	08/16/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-08-23): Tax Cert provided Reviewer Comment (2023-08-21): This is a purchase of a new property. The title report only verified seller taxes. We need the county tax cert with tax rate.	08/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792389	xxxxxx	28910935	xxxxxx	08/16/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	The file contains a copy of the Fraud Report Alerts Summary; however, the full fraud report is missing.		Reviewer Comment (2023-08-21): Full report provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792389	xxxxxx	28911004	xxxxxx	08/16/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-21): Supplement provided	08/21/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792389	xxxxxx	28911006	xxxxxx	08/16/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-14): Client elects to waive			08/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792389	xxxxxx	28911113	xxxxxx	08/16/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-21): Gap provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792389	xxxxxx	28911114	xxxxxx	08/16/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file contains a copy of the Fraud Report Alerts Summary; however, the full fraud report is missing.		Reviewer Comment (2023-08-21): Full report provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792389	xxxxxx	28911282	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The initial Closing Disclosure was provided to the borrower on xxxxxx and was not signed or dated by the borrower. In addition, the file does not contain any documentation to verify when the borrower actually received the Closing Disclosure therefore the estimated date of receipt is xxxxxx which is the same day as closing.		Reviewer Comment (2023-08-22): SitusAMC received disclosure tracking for the xxxxxx CD.	08/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792389	xxxxxx	28911984	xxxxxx	08/16/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	The transaction is a non-arm's length transaction, which only allows an LTV of 80%. The loan closed with an LTV of 85%. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-21): Client elects to waive with verified compensation factors			08/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792389	xxxxxx	28917800	xxxxxx	08/16/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines for non-arms. renters purchasing from landlords require 24 months of cancelled checks to prove timely payments which were not provided. A VOR is not allowed. A tenant ledger was provided in lieu of.		Reviewer Comment (2023-08-21): Bank statement withdrawals in file. Closely matches rent on ledger. After further review, condition is cleared.	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793926	xxxxxx	28910215	xxxxxx	08/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-15): Client elects to waive			08/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793926	xxxxxx	28910216	xxxxxx	08/17/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	1st high risk red flag not addressed		Reviewer Comment (2023-08-21): Cleared report provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793926	xxxxxx	28910224	xxxxxx	08/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file does not contain documentation to verify the borrower has access to transfer property from business entity to individual. The property was in the name of xxxxxx, which is owned by xxxxxx, which the current borrower owns 99% of an 1% is owned by another company, xxxxxx. The file does not contain any documentation to verify ownership of xxxxxx to document whether borrower had full access to complete the transaction and transfer the property into the borrower's name. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-15): Client elects to waive with verified compensation factors			08/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791119	xxxxxx	28919850	xxxxxx	08/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791119	xxxxxx	28919860	xxxxxx	08/17/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The guidelines require CPA letter, Tax Preparer letter, operating agreement, or equivalent; reflecting the borrower’s ownership percentage. The file contains a certificate of formation that verifies the borrower as a member/manager of the business; however, does not provide the ownership percentage. The file is missing the required third party documentation to verify the borrower's ownership percentage.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-23): Client elects to waive with verified compensation factors			08/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791119	xxxxxx	28919933	xxxxxx	08/17/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional xxxxxx)			Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791119	xxxxxx	28919935	xxxxxx	08/17/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.68124% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.68124%).			Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791119	xxxxxx	28919936	xxxxxx	08/17/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $61.74 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-08-15): Sufficient Cure Provided At Closing		08/15/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791119	xxxxxx	28919942	xxxxxx	08/17/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	The guidelines require a minimum loan amount of $1500,000. The loan closed with a loan amount of xxxxxx . The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-16): Client elects to waive with verified compensation factors			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791119	xxxxxx	28935275	xxxxxx	08/17/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		The guidelines do not allow xxxxxx properties. The appraisal report dated xxxxxx reflects the property as a xxxxxx property. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-16): Client elects to waive with verified compensation factors			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793772	xxxxxx	28919898	xxxxxx	08/17/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-08-21): Final SS provided	08/21/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793772	xxxxxx	28919946	xxxxxx	08/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793772	xxxxxx	28919969	xxxxxx	08/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property was vested in the name of xxxxxx and the file does not contain documentation to verify the borrower has the authority to complete the transaction and transfer the property solely to the borrower. xxxxxx is owned 100% byb xxxxxx, which the borrower has 99% ownership in with another business, xxxxxx owning 1%. The file does not contain any documentation for xxxxxx to determine if the borrower had the authority to complete the transaction. Investor exception in file, however the K-1 is missing. Once received, the exception will be re-reviewed for waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-21): K-1 provided			08/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793772	xxxxxx	28920161	xxxxxx	08/17/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	1st high risk red flag not addressed		Reviewer Comment (2023-08-21): Cleared report provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793891	xxxxxx	28915863	xxxxxx	08/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793891	xxxxxx	28915953	xxxxxx	08/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property was vested in the name of xxxxxx and the file does not contain documentation to verify the borrower has the authority to complete the transaction and transfer the property solely to the borrower. xxxxxx is owned 100% by xxxxxx, which the borrower has 99% ownership in with another business, xxxxxx owning 1%. The file does not contain any documentation for xxxxxx to determine if the borrower had the authority to complete the transaction. Investor exception in file, however the K-1 is missing. Once received, the exception will be re-reviewed for waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-21): K-1 provided			08/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790116	xxxxxx	28922026	xxxxxx	08/17/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790116	xxxxxx	28922042	xxxxxx	08/17/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-21): Gap provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790116	xxxxxx	28922048	xxxxxx	08/17/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a VOR to verify all rental history for the last 12 months. The file contains a copy of the lease agreement and payment history on the bank printout for the primary residence; however, the VOR is missing. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-16): Client elects to waive with verified compensation factors			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790116	xxxxxx	28922088	xxxxxx	08/17/2023	Compliance	Compliance	State Compliance	State Defect	New Jersey Prepayment Penalty	New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.			Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790116	xxxxxx	28940166	xxxxxx	08/17/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The subject mortgage history is verified through xxxxxx ; however, the loan closed in xxxxxx ; therefore, the payment for xxxxxx is required and missing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-08-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-23): There is no evidence the borrower is paying ahead. The xxxxxx payment could be for the June payment which is the DLA.			08/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792834	xxxxxx	28949815	xxxxxx	08/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792834	xxxxxx	28949845	xxxxxx	08/18/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-21): Gap provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792834	xxxxxx	28949854	xxxxxx	08/18/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require rental history for at least 12 months. The file contains a verification of rent for the borrower's primary residence that shows history through xxxxxx through the signature date of xxxxxx , which is only 11 months. The file is missing one additional month.		Reviewer Comment (2023-08-25): VOR and LOE provided Reviewer Comment (2023-08-23): The same VOR was provided that was in file at time of review.. xxxxxx to xxxxxx is 11 months.	08/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792834	xxxxxx	28949919	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792834	xxxxxx	28951685	xxxxxx	08/18/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) is incomplete		The guidelines require alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.) when the verification of rent is completed by a private party. The verification of rent provided is completed by a private party and the file is missing the alternative documentation. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-18): Client elects to waive with verified compensation factors			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792834	xxxxxx	28951918	xxxxxx	08/18/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-23): Fraud Report provided	08/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	N/A	No	Mortgagor Focused
xxxxxx	792455	xxxxxx	28946788	xxxxxx	08/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792455	xxxxxx	28947392	xxxxxx	08/18/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 9.56594% or Final Disclosure APR of 9.65800% is in excess of allowable threshold of Prime Mortgage Market Rate 6.96000 + 1.75%, or 8.71000%. Compliant SubPrime Loan.			Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792455	xxxxxx	28947497	xxxxxx	08/18/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-21): Gap provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792455	xxxxxx	28958100	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792455	xxxxxx	28958101	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.56594% or Final Disclosure APR of 9.65800% is equal to or greater than the threshold of APOR 6.91% + 1.5%, or 8.41000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-08-22): Delivery provided Reviewer Comment (2023-08-21): The same document was provided that was in file at time of review and is for the origination appraisal. Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.	08/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792455	xxxxxx	28958102	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-08-22): Delivery provided Reviewer Comment (2023-08-21): The same document was provided that was in file at time of review and is for the origination appraisal. Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.	08/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792455	xxxxxx	28958103	xxxxxx	08/18/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	Counseling Disclosure not provided to borrower at the time of application, but within three days of application.		Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792729	xxxxxx	28938400	xxxxxx	08/18/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-23): UDM provided	08/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792729	xxxxxx	28938736	xxxxxx	08/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-17): Client elects to waive			08/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792729	xxxxxx	28947252	xxxxxx	08/18/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the borrower's VISA.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-24): Waived with compensating factors per client request.			08/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792729	xxxxxx	28947343	xxxxxx	08/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		P&L program requires a P&L prepared by a CPA, EA, or CTEC. The prepare is a PTIN tax preparer. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-17): Client elects to waive with verified compensation factors			08/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794670	xxxxxx	28938967	xxxxxx	08/18/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-17): Client elects to waive			08/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794670	xxxxxx	28946353	xxxxxx	08/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Foreign National borrower. File is missing a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.		Reviewer Comment (2023-08-21): Utility bill provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792837	xxxxxx	28949554	xxxxxx	08/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-21): Client elects to waive			08/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792837	xxxxxx	28949821	xxxxxx	08/21/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification			Reviewer Comment (2023-08-24): Received property details from county assessor reflecting xxxxxx Per client, no HOI required for vacant land. Reviewer Comment (2023-08-23): The mortgage statement for this property reflects account purpose "xxxxxx Home Loan" indicating the land is no longer vacant.	08/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792837	xxxxxx	28962284	xxxxxx	08/21/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Guidelines require verification of the most recent 12-month mortgage history is required for all financed properties owned by the borrower,up to and including the month prior to the note date. File is missing verification of the xxxxxx mortgage payment for the xxxxxx disclosed on the credit report.		Reviewer Comment (2023-08-23): Statement provided reflecting 7/2023 payment made	08/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792837	xxxxxx	28962515	xxxxxx	08/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require that at least 40% of the total units in the xxxxxx project must be owner occupied. HOA questionnaire disclosed that xxxxxx were owned by investors. The complex will be 100% investment use for short term rentals. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-21): Client elects to waive with verified compensation factors			08/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792837	xxxxxx	28962518	xxxxxx	08/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOA should be in control – project under Developer or Builder control will be considered on a case-by-case basis only. HOA Questionnaire disclosed that the estimated transfer date is xxxxxx . Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-21): Client elects to waive with verified compensation factors			08/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792837	xxxxxx	28963561	xxxxxx	08/21/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-23): Gap report provided	08/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792837	xxxxxx	28963577	xxxxxx	08/21/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan has a Prepayment Penalty and the Prepayment Penalty Rider is missing		All pages were not provided.		Reviewer Comment (2023-08-23): Complete rider provided	08/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793626	xxxxxx	28964682	xxxxxx	08/22/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-22): Client elects to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793626	xxxxxx	28964712	xxxxxx	08/22/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-24): Gap provided	08/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793626	xxxxxx	28967766	xxxxxx	08/22/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements in file reflect 7 NSFs in the past 12 months that exceeds guidelines of 5. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-22): Client elects to waive with verified compensation factors			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794011	xxxxxx	28960842	xxxxxx	08/22/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794011	xxxxxx	28960893	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Provided Through Home Loan Toolkit	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.			Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794694	xxxxxx	28958337	xxxxxx	08/22/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.71 is less than Guideline PITIA months reserves of 4.00.	Calculated PITIA months reserves of 1.71 is less than Guideline PITIA months reserves of 4.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-23): Client elects to waive with verified compensation factors

Reviewer Comment (2023-08-23): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 exchange fees. Tax prorations are already included in the bottom dollar. Per the PC-CD provided, the total cash required to close is $189,362.59. Provide the final stamped certified/signed settlement statement to verify the final cash to close and fees.

Reviewer Comment (2023-08-23): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 exchange fees. Tax prorations are already included in the bottom dollar amount.
																	08/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794694	xxxxxx	28958363	xxxxxx	08/22/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-22): Client elects to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794694	xxxxxx	28964556	xxxxxx	08/22/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	The xxxxxx CU has a score of 1.6; however, the xxxxxx CU reflects not eligible for rep and warrant with a score of 3.5. In this case, a secondary valuation product will be required		Reviewer Comment (2023-08-28): CDA received	08/28/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794694	xxxxxx	28964600	xxxxxx	08/22/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The credit report reflects the departing residence mortgage history through xxxxxx . The loan closed in xxxxxx . The file is missing evidence of the xxxxxx and xxxxxx mortgage payments.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-25): Waived with compensating factors per client request. Reviewer Comment (2023-08-24): The refresh only reflects the 6.2023 payment. The 7.2023 payment is also required as the loan closed in 8.2023			08/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794700	xxxxxx	28965453	xxxxxx	08/23/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-23): Client elects to waive			08/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794700	xxxxxx	28974090	xxxxxx	08/23/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.83 is less than Guideline PITIA months reserves of 4.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-25): Waived with compensating factors per client request.			08/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794702	xxxxxx	28964978	xxxxxx	08/23/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-08-23): Client elects to waive			08/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793549	xxxxxx	28968441	xxxxxx	08/23/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-23): Client elects to waive			08/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793549	xxxxxx	28968516	xxxxxx	08/23/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2023-08-23): Client elects to waive			08/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793549	xxxxxx	28974885	xxxxxx	08/23/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-23): Client elects to waive			08/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793549	xxxxxx	28974925	xxxxxx	08/23/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The two months of rental/lease payments provided for the Borrower's REO reflect a business name and not the name of the tenant from the lease in file.		Reviewer Comment (2023-08-24): Received business entity listing reflecting lessee is owner of business rent payments were received from.	08/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793253	xxxxxx	28975599	xxxxxx	08/24/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793253	xxxxxx	28975617	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793253	xxxxxx	28975633	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $123.48 exceeds tolerance of $62.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-08-23): Sufficient Cure Provided At Closing		08/23/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790002	xxxxxx	28975612	xxxxxx	08/24/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790002	xxxxxx	28975643	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790002	xxxxxx	28977953	xxxxxx	08/24/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-08-25): Updated commitment provided	08/25/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790002	xxxxxx	28978361	xxxxxx	08/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-25): Gap report provided	08/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790002	xxxxxx	28978700	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790002	xxxxxx	28978813	xxxxxx	08/24/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 7.2023 payment for the xxxxxx mortgages #xxxxxx & xxxxxx.		Reviewer Comment (2023-08-28): Payments provided	08/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793045	xxxxxx	28980808	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $795.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2023-08-24): Sufficient Cure Provided At Closing		08/24/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
xxxxxx	793045	xxxxxx	28980809	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $200.12 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-08-24): Sufficient Cure Provided At Closing		08/24/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
xxxxxx	793045	xxxxxx	28980913	xxxxxx	08/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-09-13): bf Reviewer Comment (2023-08-25): Client elects to waive.			08/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	786694	xxxxxx	28335274	xxxxxx	04/25/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-04-27): E-Consent provided	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28335310	xxxxxx	04/25/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28339830	xxxxxx	04/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,585.00 on Final Closing Disclosure provided on xxxxxx not accurate. (Final xxxxxx)			Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786694	xxxxxx	28339926	xxxxxx	04/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $13.00 exceeds tolerance of $11.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee increased from $11 to $13. Insufficient or no cure was provided to the borrower		Reviewer Comment (2023-05-09): SitusAMC Received PCCD, LOE, Copy of check and delivery report for the cure provided. Reviewer Comment (2023-05-05): SitusAMC received PCCD, LOE, Copy of check and proof of mailing. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		05/09/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786694	xxxxxx	28339927	xxxxxx	04/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $199.00 exceeds tolerance of $141.00. Insufficient or no cure was provided to the borrower. (75208)	Verification Fee increased from $141 to $199. Insufficient or no cure was provided to the borrower		Reviewer Comment (2023-05-09): SitusAMC Received PCCD, LOE, Copy of check and delivery report for the cure provided.		05/09/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786694	xxxxxx	28341105	xxxxxx	04/25/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Per the final 1003, borrower is using the proceeds from the sale of the former primary residence in the subject transaction; however, the closing statement provided is not signed/stamped final and there is no evidence these funds were transferred to the subject transaction.		Reviewer Comment (2023-05-01): Final SS from sale of property provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28341107	xxxxxx	04/25/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $1,489,167.76 is less than Cash From Borrower $3,443,794.71.	Per the final 1003, borrower is using the proceeds from the sale of the former primary residence in the subject transaction; however, the closing statement provided is not signed/stamped final and there is no evidence these funds were transferred to the subject transaction.		Reviewer Comment (2023-05-01): Final SS from sale of property provided Reviewer Comment (2023-04-27): The settlement statement is not signed/stamped certified.	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28341162	xxxxxx	04/25/2023	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per the guidelines for the bank statement program, borrower must have been employed for 2 years and business used in income qualification must have been in existence for two years. The loan file contains a printout from xxxxxx which reflects the business has been existence since xxxxxx , which meets the guideline requirement of being in existence for two years; however, it reflects the Borrower was added as an officer xxxxxx which is 1.26 years prior to subject loan closing. Please provide documentation that borrower has been self-employed for 2 years as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-28): Client elects to waive with verified compensation factors Reviewer Comment (2023-04-27): The same CPA letter was provided that was in file at time of review. The CPA statement contradicts with the legal filing Entity documents which reflects borrower was just added as a member on xxxxxx . Provide additional filed Entity documents that verify borrower has been employed at the business utilized to qualify for 2 years.			04/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789245	xxxxxx	28614272	xxxxxx	06/21/2023	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused